September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds IV
• BlackRock Systematic Multi-Strategy Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2024-A, Class 1C, 6.16%, 02/15/29	$5,230	$ 5,252,577
Series 2024-A, Class 1D, 6.89%, 02/15/29	4,170	4,194,715
Series 2024-A, Class B, 5.93%, 02/15/29	3,640	3,654,996
Series 2024-B, Class C, 5.06%, 09/15/29	4,500	4,505,592
Series 2024-B, Class D, 5.50%, 09/15/29	5,500	5,509,302
Series 2024-X1, Class B, 6.34%, 05/15/29	1,497	1,498,517
Series 2024-X1, Class C, 6.57%, 05/15/29	3,333	3,344,112
Series 2024-X1, Class D, 7.29%, 05/15/29	6,900	6,997,235
Series 2024-X2, Class D, 6.08%, 12/17/29	3,125	3,156,033
Series 2025-X1, Class B, 5.19%, 04/15/30	8,600	8,632,530
Series 2025-X1, Class C, 5.34%, 04/15/30	4,775	4,784,717
Series 2025-X1, Class D, 6.11%, 04/15/30	8,000	8,040,817
Affirm Master Trust(a)
Series 2025-1A, Class B, 5.13%, 02/15/33	2,500	2,518,044
Series 2025-1A, Class C, 5.28%, 02/15/33	3,410	3,431,879
Series 2025-2A, Class C, 5.26%, 07/15/33	8,100	8,158,747
Series 2025-2A, Class D, 5.60%, 07/15/33	3,750	3,776,932
Series 2025-3A, Class D, 5.09%, 10/16/34	7,500	7,470,027
Avant Loans Funding Trust, Series 2025-REV1, Class C, 6.06%, 05/15/34(a)	2,110	2,133,962
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	228	221,975
NetCredit Combined Receivables A LLC, Series 2025-A, Class A, 7.29%, 10/20/31(a)	8,944	9,119,945
NetCredit Combined Receivables LLC(a)
Series 2023-A, Class A, 7.78%, 12/20/27	3,910	3,914,629
Series 2024-A, Class A, 7.43%, 10/21/30	1,478	1,482,490
Series 2024-A, Class B, 8.31%, 10/21/30	6,000	6,130,040
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	490,486
Sunbit Asset Securitization Trust5.36%, 07/15/30(a)	8,000	8,033,366
Total Asset-Backed Securities — 1.5% (Cost: $115,672,850)		116,453,665

	Shares
Common Stocks
Aerospace & Defense — 0.3%
AeroVironment, Inc.(b)	248	78,093
Axon Enterprise, Inc.(b)	148	106,211
BWX Technologies, Inc.	390	71,904
Curtiss-Wright Corp.	137	74,383
General Dynamics Corp.	456	155,496
General Electric Co.	1,408	423,555
HEICO Corp.	282	91,035
Howmet Aerospace, Inc.	735	144,229
Kratos Defense & Security Solutions, Inc.(b)	866	79,126
L3Harris Technologies, Inc.	27,550	8,414,045
Loar Holdings, Inc.(b)	730	58,400
Lockheed Martin Corp.	16,118	8,046,267
Northrop Grumman Corp.	11,144	6,790,262
RTX Corp.	1,835	307,050
TransDigm Group, Inc.	107	141,028
Woodward, Inc.	253	63,936
		25,045,020
Security	Shares	Value
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	510	$ 67,524
Expeditors International of Washington, Inc.	551	67,547
		135,071
Automobile Components — 0.0%
Gentex Corp.	1,917	54,251
Automobiles — 0.0%
Tesla, Inc.(b)	3,353	1,491,146
Beverages — 0.1%
Brown-Forman Corp., Class B	2,150	58,222
Coca-Cola Co.	5,736	380,412
Constellation Brands, Inc., Class A	498	67,066
Keurig Dr. Pepper, Inc.	3,248	82,856
Monster Beverage Corp.(b)	1,931	129,976
PepsiCo, Inc.	55,535	7,799,335
		8,517,867
Biotechnology — 0.3%
AbbVie, Inc.	36,919	8,548,225
Alnylam Pharmaceuticals, Inc.(b)	255	116,280
Amgen, Inc.	27,667	7,807,627
BioMarin Pharmaceutical, Inc.(b)	1,050	56,868
Exelixis, Inc.(b)	1,592	65,750
Gilead Sciences, Inc.	70,033	7,773,663
Incyte Corp.(b)	785	66,576
Insmed, Inc.(b)	588	84,678
Natera, Inc.(b)	438	70,505
Neurocrine Biosciences, Inc.(b)	458	64,294
Regeneron Pharmaceuticals, Inc.	203	114,141
Roivant Sciences Ltd.(b)	4,637	70,158
United Therapeutics Corp.(b)	196	82,165
Vertex Pharmaceuticals, Inc.(b)	417	163,314
		25,084,244
Broadline Retail — 0.0%
Amazon.com, Inc.(b)	5,266	1,156,256
Building Products — 0.0%
Allegion PLC	374	66,329
Armstrong World Industries, Inc.	288	56,451
Carlisle Cos., Inc.	171	56,252
CSW Industrials, Inc.	197	47,822
Lennox International, Inc.	120	63,523
Masco Corp.	863	60,747
Simpson Manufacturing Co., Inc.	290	48,563
Trane Technologies PLC	363	153,171
Zurn Elkay Water Solutions Corp.	1,225	57,612
		610,470
Capital Markets — 0.0%
FactSet Research Systems, Inc.	170	48,703
Moody’s Corp.	301	143,421
MSCI, Inc., Class A	174	98,729
S&P Global, Inc.	450	219,020
		509,873
Chemicals — 0.0%
Corteva, Inc.	1,438	97,252
DuPont de Nemours, Inc.	1,088	84,755
Ecolab, Inc.	498	136,382
Linde PLC	639	303,525
NewMarket Corp.	69	57,147
RPM International, Inc.	521	61,415

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	476	$ 44,673
Sherwin-Williams Co.	410	141,967
		927,116
Commercial Services & Supplies — 0.0%
Casella Waste Systems, Inc., Class A(b)	560	53,133
Cintas Corp.	705	144,708
Clean Harbors, Inc.(b)	263	61,074
Copart, Inc.(b)	2,116	95,156
GFL Environmental, Inc.	1,440	68,227
Republic Services, Inc.	576	132,180
Rollins, Inc.	1,388	81,531
Veralto Corp.	744	79,318
Waste Connections, Inc.	567	99,679
Waste Management, Inc.	696	153,698
		968,704
Communications Equipment — 0.1%
Arista Networks, Inc.(b)	1,783	259,801
Cisco Systems, Inc.	122,621	8,389,729
Motorola Solutions, Inc.	294	134,443
		8,783,973
Construction & Engineering — 0.0%
API Group Corp.(b)	1,832	62,966
EMCOR Group, Inc.	126	81,842
Quanta Services, Inc.	292	121,011
Stantec, Inc.	552	59,506
Valmont Industries, Inc.	154	59,710
		385,035
Construction Materials — 0.0%
CRH PLC	1,187	142,321
Eagle Materials, Inc.	234	54,532
Martin Marietta Materials, Inc.	147	92,651
Vulcan Materials Co.	313	96,285
		385,789
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc., Class A	17,898	313,394
BJ’s Wholesale Club Holdings, Inc.(b)	643	59,960
Casey’s General Stores, Inc.	137	77,449
Costco Wholesale Corp.	558	516,501
Dollar General Corp.	39,951	4,128,936
Kroger Co.	117,303	7,907,395
Performance Food Group Co.(b)	646	67,210
Sprouts Farmers Market, Inc.(b)	452	49,178
Sysco Corp.	41,044	3,379,563
U.S. Foods Holding Corp.(b)	877	67,196
Walmart, Inc.	9,826	1,012,667
		17,579,449
Containers & Packaging — 0.1%
Amcor PLC	439,502	3,595,126
AptarGroup, Inc.	418	55,870
Avery Dennison Corp.	5,949	964,749
Packaging Corp. of America	319	69,520
		4,685,265
Distributors — 0.1%
Genuine Parts Co.	34,293	4,753,010
LKQ Corp.	40,167	1,226,700
		5,979,710
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(b)	270	59,270
Security	Shares	Value
Diversified Consumer Services (continued)
H&R Block, Inc.	127,239	$ 6,434,476
Stride, Inc.(b)	340	50,640
		6,544,386
Diversified REITs — 0.1%
WP Carey, Inc.	115,199	7,783,996
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	275,201	7,771,676
TELUS Corp.	4,665	73,567
Verizon Communications, Inc.	5,958	261,854
		8,107,097
Electric Utilities — 0.6%
Alliant Energy Corp.	1,041	70,174
American Electric Power Co., Inc.	73,626	8,282,925
Duke Energy Corp.	66,370	8,213,288
Emera, Inc.	1,363	65,369
Entergy Corp.	1,042	97,104
Evergy, Inc.	33,366	2,536,483
Exelon Corp.	169,813	7,643,283
FirstEnergy Corp.	127,851	5,858,133
Fortis, Inc./Canada	1,559	79,104
IDACORP, Inc.	9,527	1,258,993
OGE Energy Corp.	70,626	3,267,865
Pinnacle West Capital Corp.	27,061	2,426,289
PPL Corp.	2,153	80,006
Southern Co.	87,270	8,270,578
Xcel Energy, Inc.	1,333	107,506
		48,257,100
Electrical Equipment — 0.0%
AMETEK, Inc.	520	97,760
Eaton Corp. PLC	574	214,819
Hubbell, Inc.	171	73,583
nVent Electric PLC	689	67,963
		454,125
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., Class A	1,833	226,834
Badger Meter, Inc.	289	51,609
Corning, Inc.	1,624	133,217
Teledyne Technologies, Inc.(b)	142	83,218
Trimble, Inc.(b)	820	66,953
		561,831
Entertainment — 0.0%
Electronic Arts, Inc.	567	114,364
Netflix, Inc.(b)	526	630,632
Spotify Technology SA(b)	306	213,588
TKO Group Holdings, Inc., Class A	469	94,719
Walt Disney Co.	2,513	287,739
		1,341,042
Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B(b)	2,440	1,226,685
Jack Henry & Associates, Inc.	376	55,998
Mastercard, Inc., Class A	1,155	656,975
Visa, Inc., A Shares	2,478	845,940
		2,785,598
Food Products — 0.4%
Campbell’s Co.	114,872	3,627,658
General Mills, Inc.	156,738	7,902,730
Hershey Co.	14,933	2,793,218
Hormel Foods Corp.	308,040	7,620,909
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Ingredion, Inc.	3,770	$ 460,355
Kraft Heinz Co.	3,110	80,984
McCormick & Co., Inc.	982	65,706
Mondelez International, Inc., Class A	129,338	8,079,745
Post Holdings, Inc.(b)	490	52,665
Tyson Foods, Inc., Class A	68,578	3,723,785
		34,407,755
Gas Utilities — 0.0%
Atmos Energy Corp.	469	80,082
National Fuel Gas Co.	653	60,317
		140,399
Ground Transportation — 0.0%
Canadian National Railway Co.	1,220	115,046
Canadian Pacific Kansas City Ltd.	1,685	125,516
CSX Corp.	3,628	128,830
Old Dominion Freight Line, Inc.	565	79,541
Union Pacific Corp.	919	217,224
		666,157
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories	2,389	319,983
Alcon AG	1,160	86,432
Becton Dickinson & Co.	11,447	2,142,535
Boston Scientific Corp.(b)	2,158	210,685
Edwards Lifesciences Corp.(b)	1,269	98,690
Glaukos Corp.(b)	536	43,711
Globus Medical, Inc., Class A(b)	930	53,261
Hologic, Inc.(b)	967	65,263
IDEXX Laboratories, Inc.(b)	165	105,417
Intuitive Surgical, Inc.(b)	498	222,720
Medtronic PLC	84,471	8,045,018
Merit Medical Systems, Inc.(b)	591	49,189
Penumbra, Inc.(b)	225	56,997
ResMed, Inc.	344	94,163
STERIS PLC	307	75,964
Stryker Corp.	563	208,124
		11,878,152
Health Care Providers & Services — 0.1%
Chemed Corp.	121	54,176
Cigna Group	24,857	7,165,030
Encompass Health Corp.	495	62,875
Ensign Group, Inc.	340	58,742
Labcorp Holdings, Inc.	266	76,358
Quest Diagnostics, Inc.	389	74,136
		7,491,317
Health Care Technology(b) — 0.0%
Doximity, Inc., Class A	899	65,762
Veeva Systems, Inc., Class A	353	105,162
		170,924
Hotels, Restaurants & Leisure — 0.1%
Booking Holdings, Inc.	46	248,366
Chipotle Mexican Grill, Inc.(b)	2,683	105,147
Darden Restaurants, Inc.	32,628	6,211,066
DoorDash, Inc., Class A(b)	681	185,225
Hilton Worldwide Holdings, Inc.	453	117,526
Marriott International, Inc., Class A	489	127,355
McDonald’s Corp.	994	302,067
Restaurant Brands International, Inc.	1,261	80,881
Royal Caribbean Cruises Ltd.	451	145,935
Texas Roadhouse, Inc.	355	58,983
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	16,396	$ 2,452,350
Viking Holdings Ltd.(b)	1,262	78,446
Yum! Brands, Inc.	650	98,800
		10,212,147
Household Durables — 0.0%
DR Horton, Inc.	609	103,207
Garmin Ltd.	421	103,659
NVR, Inc.(b)	9	72,312
PulteGroup, Inc.	578	76,371
		355,549
Household Products — 0.3%
Church & Dwight Co., Inc.	796	69,754
Clorox Co.	528	65,102
Colgate-Palmolive Co.	57,328	4,582,800
Kimberly-Clark Corp.	61,164	7,605,132
Procter & Gamble Co.	52,057	7,998,558
		20,321,346
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	946	199,133
Insurance — 0.1%
Old Republic International Corp.	134,218	5,700,238
Interactive Media & Services — 0.0%
Alphabet, Inc., Class A	5,615	1,365,007
Meta Platforms, Inc., Class A	1,593	1,169,867
Reddit, Inc., Class A(b)	412	94,756
		2,629,630
IT Services — 0.1%
Amdocs Ltd.	91,933	7,543,103
CGI, Inc., Class A	758	67,561
Cognizant Technology Solutions Corp., Class A	1,225	82,161
GoDaddy, Inc., Class A(b)	481	65,815
International Business Machines Corp.	1,253	353,546
Shopify, Inc., Class A(b)	1,815	269,727
VeriSign, Inc.	283	79,118
		8,461,031
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	708	90,872
Bio-Techne Corp.	1,027	57,132
Danaher Corp.	1,057	209,561
QIAGEN NV	1,250	55,850
Thermo Fisher Scientific, Inc.	532	258,031
West Pharmaceutical Services, Inc.	274	71,878
		743,324
Machinery — 0.0%
Allison Transmission Holdings, Inc.	637	54,069
Cummins, Inc.	277	116,997
Donaldson Co., Inc.	723	59,178
Dover Corp.	427	71,236
Federal Signal Corp.	458	54,497
Graco, Inc.	745	63,295
IDEX Corp.	383	62,337
Illinois Tool Works, Inc.	513	133,770
Ingersoll Rand, Inc.	1,025	84,686
ITT, Inc.	367	65,605
Kadant, Inc.	158	47,018
Lincoln Electric Holdings, Inc.	256	60,372
Mueller Industries, Inc.	619	62,587
Nordson Corp.	278	63,092
Otis Worldwide Corp.	996	91,064

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	207	$ 156,937
Pentair PLC	619	68,560
RBC Bearings, Inc.(b)	161	62,837
Snap-on, Inc.	210	72,771
SPX Technologies, Inc.(b)	303	56,594
Watts Water Technologies, Inc., Class A	206	57,532
Westinghouse Air Brake Technologies Corp.	441	88,407
Xylem, Inc./New York	613	90,418
		1,743,859
Marine Transportation — 0.0%
Kirby Corp.(b)	560	46,732
Media — 0.1%
Comcast Corp., Class A	231,418	7,271,154
Fox Corp., Class A	1,284	80,969
New York Times Co., Class A	988	56,711
News Corp., Class A	2,312	71,001
		7,479,835
Metals & Mining — 0.0%
Agnico Eagle Mines Ltd.	924	155,749
Alamos Gold, Inc., Class A	2,059	71,777
Carpenter Technology Corp.	246	60,403
Franco-Nevada Corp.	475	105,882
Reliance, Inc.	223	62,625
Royal Gold, Inc.	339	67,997
		524,433
Multi-Utilities — 0.3%
Ameren Corp.	805	84,026
CenterPoint Energy, Inc.	2,039	79,113
CMS Energy Corp.	95,283	6,980,433
Consolidated Edison, Inc.	79,997	8,041,299
NiSource, Inc.	1,654	71,618
Public Service Enterprise Group, Inc.	1,152	96,146
Sempra	1,384	124,532
WEC Energy Group, Inc.	73,619	8,436,001
		23,913,168
Oil, Gas & Consumable Fuels — 0.4%
Antero Midstream Corp.	146,553	2,848,990
Cameco Corp.	1,107	92,833
Cheniere Energy, Inc.	452	106,211
Chevron Corp.	46,780	7,264,466
DT Midstream, Inc.(b)	785	88,752
Enbridge, Inc.	3,533	178,275
EOG Resources, Inc.	1,031	115,596
Expand Energy Corp.	772	82,017
Exxon Mobil Corp.	77,383	8,724,933
Kinder Morgan, Inc.	154,593	4,376,528
Pembina Pipeline Corp.	1,932	78,169
TC Energy Corp.	2,113	114,969
Viper Energy, Inc., Class A	1,626	62,146
Williams Cos., Inc.	82,414	5,220,927
		29,354,812
Paper & Forest Products — 0.0%
West Fraser Timber Co. Ltd.	720	48,946
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	166,470	7,507,797
Corcept Therapeutics, Inc.(b)	799	66,405
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	1,184	$ 903,392
Johnson & Johnson	47,065	8,726,792
Merck & Co., Inc.	96,099	8,065,589
Zoetis, Inc., Class A	814	119,105
		25,389,080
Professional Services — 0.1%
Automatic Data Processing, Inc.	27,149	7,968,231
ExlService Holdings, Inc.(b)	1,298	57,151
Jacobs Solutions, Inc.	456	68,336
Leidos Holdings, Inc.	409	77,285
Paychex, Inc.	771	97,732
Thomson Reuters Corp.	804	124,885
Verisk Analytics, Inc.	337	84,759
		8,478,379
Real Estate Management & Development — 0.0%
CoStar Group, Inc.(b)	985	83,104
Residential REITs — 0.1%
Mid-America Apartment Communities, Inc.	41,437	5,789,992
Retail REITs — 0.3%
NNN REIT, Inc.	102,293	4,354,613
Realty Income Corp.	132,356	8,045,921
Regency Centers Corp.	105,696	7,705,239
		20,105,773
Semiconductors & Semiconductor Equipment — 0.0%
Applied Materials, Inc.	1,144	234,223
NVIDIA Corp.	6,859	1,279,752
		1,513,975
Software — 0.1%
Appfolio, Inc., Class A(b)	210	57,889
Cadence Design Systems, Inc.(b)	440	154,554
Descartes Systems Group, Inc.(b)	560	52,769
Guidewire Software, Inc.(b)	261	59,994
Intuit, Inc.	390	266,335
Manhattan Associates, Inc.(b)	277	56,779
Microsoft Corp.	2,421	1,253,957
Palantir Technologies, Inc., Class A(b)	3,076	561,124
PTC, Inc.(b)	357	72,478
Roper Technologies, Inc.	218	108,714
Synopsys, Inc.(b)	290	143,083
Tyler Technologies, Inc.(b)	138	72,196
		2,859,872
Specialized REITs — 0.2%
CubeSmart	49,143	1,998,154
Public Storage	24,929	7,200,742
VICI Properties, Inc.	233,554	7,616,196
		16,815,092
Specialty Retail — 0.1%
AutoZone, Inc.(b)	31	132,997
Home Depot, Inc.	4,762	1,929,515
Lowe’s Cos., Inc.	817	205,320
O’Reilly Automotive, Inc.(b)	1,430	154,168
Ross Stores, Inc.	695	105,911
TJX Cos., Inc.	1,648	238,202
Tractor Supply Co.	1,365	77,628
		2,843,741
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc.	5,172	$ 1,316,946
Textiles, Apparel & Luxury Goods — 0.0%
Deckers Outdoor Corp.(b)	592	60,011
Tobacco — 0.0%
Altria Group, Inc.	2,710	179,022
Philip Morris International, Inc.	2,084	338,025
		517,047
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.	222	57,953
Fastenal Co.	2,367	116,078
Ferguson Enterprises, Inc.	427	95,896
MSC Industrial Direct Co., Inc., Class A	602	55,468
Watsco, Inc.	164	66,305
WW Grainger, Inc.	106	101,014
		492,714
Water Utilities — 0.1%
American Water Works Co., Inc.	55,208	7,684,402
Essential Utilities, Inc.	68,329	2,726,327
		10,410,729
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., Class B	1,947	67,113
T-Mobile U.S., Inc.	1,498	358,591
		425,704
Total Common Stocks — 5.5% (Cost: $404,534,000)		441,725,460

	Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29(a)	$7,670	7,449,207
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	430	383,757
		7,832,964
Aerospace & Defense — 0.6%
General Dynamics Corp.
3.50%, 04/01/27	3,532	3,516,465
3.75%, 05/15/28	1,243	1,240,228
Lockheed Martin Corp., 4.75%, 02/15/34	28,270	28,531,036
Moog, Inc., 4.25%, 12/15/27(a)	145	142,783
RTX Corp.
5.75%, 01/15/29	785	822,704
6.00%, 03/15/31	1,530	1,651,455
6.10%, 03/15/34	350	383,248
TransDigm, Inc.(a)
6.75%, 08/15/28	2,730	2,782,031
6.38%, 03/01/29	4,700	4,805,285
6.88%, 12/15/30	4,500	4,662,607
6.38%, 05/31/33	2,495	2,523,051
6.25%, 01/31/34	160	164,547
6.75%, 01/31/34	445	460,112
		51,685,552
Automobile Components(a) — 0.2%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	6,571	6,892,999
Security	Par (000)	Value
Automobile Components (continued)
IHO Verwaltungs GmbH(c)
(7.75% PIK), 7.75%, 11/15/30	$3,194	$ 3,341,674
(8.00% PIK), 8.00%, 11/15/32	3,769	3,955,351
Phinia, Inc.
6.75%, 04/15/29	1,631	1,680,241
6.63%, 10/15/32	3,594	3,704,095
		19,574,360
Automobiles — 0.9%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	6,599	6,460,789
Carvana Co., (9.00% PIK), 9.00%, 06/01/31(a)(c)	3,351	3,794,234
General Motors Financial Co., Inc., 2.35%, 02/26/27	14,390	14,017,429
Honda Motor Co. Ltd.
2.53%, 03/10/27	4,480	4,382,132
4.69%, 07/08/30	9,080	9,160,077
5.34%, 07/08/35	10,460	10,657,878
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	1,457	1,437,210
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	3,014	3,226,090
Nissan Motor Acceptance Co. LLC(a)
6.95%, 09/15/26	692	700,970
5.63%, 09/29/28	565	565,364
6.13%, 09/30/30	1,840	1,840,629
Nissan Motor Co. Ltd.(a)
7.50%, 07/17/30	1,966	2,063,311
7.75%, 07/17/32	4,533	4,797,105
8.13%, 07/17/35	770	826,591
Toyota Motor Credit Corp., 4.95%, 01/09/30	5,661	5,831,381
		69,761,190
Banks — 2.1%
Banco Bilbao Vizcaya Argentaria SA, (5-year CMT + 3.25%), 7.75%(d)(e)	5,600	5,938,705
Bank of Montreal
1.25%, 09/15/26	2,260	2,202,165
5.72%, 09/25/28	3,110	3,248,716
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	1,870	1,866,063
Fifth Third Bancorp(e)
(1-day SOFR + 1.84%), 5.63%, 01/29/32	390	408,857
(1-day SOFR + 2.34%), 6.34%, 07/27/29	2,325	2,449,771
JPMorgan Chase & Co., (1-day SOFR + 1.64%), 5.58%, 07/23/36(e)	10,225	10,600,074
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(e)	21,874	23,762,066
PNC Financial Services Group, Inc.(e)
(1-day SOFR + 1.26%), 4.81%, 10/21/32	12,580	12,753,053
(1-day SOFR + 1.42%), 5.37%, 07/21/36	2,910	2,994,588
(1-day SOFR + 1.60%), 5.40%, 07/23/35	1,197	1,239,063
Royal Bank of Canada
1.20%, 04/27/26	1,495	1,471,482
2.05%, 01/21/27	8,000	7,809,025
5.20%, 08/01/28	1,220	1,258,096
4.95%, 02/01/29	1,840	1,890,934
5.00%, 02/01/33	1,880	1,941,663
(1-day SOFR + 0.83%), 4.97%, 01/24/29(e)	6,940	7,059,092
Santander Holdings USA, Inc., (1-day SOFR + 2.14%), 6.34%, 05/31/35(e)	5,259	5,604,863
Toronto-Dominion Bank, 4.69%, 09/15/27	6,755	6,842,281
Truist Financial Corp.(e)
(1-day SOFR + 0.86%), 1.89%, 06/07/29	199	187,534

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp.(e) (continued)
(1-day SOFR + 1.62%), 5.44%, 01/24/30	$4,635	$ 4,795,853
U.S. Bancorp(e)
(1-day SOFR + 1.41%), 5.42%, 02/12/36	12,910	13,367,576
(1-day SOFR + 1.86%), 5.68%, 01/23/35	1,445	1,521,428
Wells Fargo & Co.(e)
(1-day SOFR + 1.11%), 5.24%, 01/24/31	2,631	2,722,053
(1-day SOFR + 1.50%), 3.35%, 03/02/33	1,875	1,745,391
(1-day SOFR + 1.98%), 4.81%, 07/25/28	5,564	5,629,674
(1-day SOFR + 2.10%), 2.39%, 06/02/28	3	2,916
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	18,075	16,797,637
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	13,455	12,739,215
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28	31	30,720
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31	5,840	5,871,965
		166,752,519
Beverages — 0.5%
Coca-Cola Co., 5.00%, 05/13/34	3,770	3,924,446
Coca-Cola Femsa SAB de C.V., 2.75%, 01/22/30	8,207	7,724,839
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,598,063
2.88%, 05/01/30	310	290,051
Diageo Capital PLC
2.38%, 10/24/29	405	379,076
2.00%, 04/29/30	2,710	2,464,601
5.50%, 01/24/33	18,405	19,390,857
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	2,171	2,105,659
		41,877,592
Biotechnology — 0.4%
Amgen, Inc.
4.05%, 08/18/29	1,225	1,220,247
3.35%, 02/22/32	3,035	2,849,827
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	6,743	6,503,556
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	18,248,423
		28,822,053
Building Materials — 0.5%
Builders FirstSource, Inc., 6.75%, 05/15/35(a)	3,835	4,004,248
Carlisle Cos., Inc., 5.25%, 09/15/35	1,865	1,887,567
CRH America Finance, Inc., 5.50%, 01/09/35	16,350	17,064,023
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,960,808
Martin Marietta Materials, Inc., 5.15%, 12/01/34	2,055	2,097,230
Masco Corp., 3.50%, 11/15/27	2,925	2,883,672
Sisecam U.K. PLC(a)
8.25%, 05/02/29	2,277	2,354,395
8.63%, 05/02/32	5,929	6,151,337
Trane Technologies Financing Ltd., 3.50%, 03/21/26	1,555	1,549,219
		40,952,499
Building Products — 0.2%
Home Depot, Inc., 2.50%, 04/15/27	150	147,049
Lowe’s Cos., Inc.
3.10%, 05/03/27	9,171	9,037,581
2.63%, 04/01/31	1,155	1,054,072
Security	Par (000)	Value
Building Products (continued)
Patrick Industries, Inc., 6.38%, 11/01/32(a)	$2,920	$ 2,962,655
QXO Building Products, Inc., 6.75%, 04/30/32(a)	5,629	5,828,245
		19,029,602
Capital Markets — 1.6%
Ameriprise Financial, Inc.
5.70%, 12/15/28	7,590	7,945,460
5.15%, 05/15/33	7,000	7,253,559
ARES Capital Corp.
2.15%, 07/15/26	3,936	3,866,797
2.88%, 06/15/27	6,210	6,060,335
2.88%, 06/15/28	7,695	7,346,740
5.10%, 01/15/31	1,750	1,737,378
Bank of New York Mellon Corp.
3.00%, 10/30/28	332	321,803
(1-day SOFR + 1.15%), 3.99%, 06/13/28(e)	73	72,972
(1-day SOFR + 1.17%), 4.54%, 02/01/29(e)	4,130	4,176,399
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(e)	427	442,063
Blue Owl Finance LLC, 6.25%, 04/18/34	6,150	6,449,650
Brookfield Finance, Inc.
3.90%, 01/25/28	55	54,607
5.33%, 01/15/36	6,230	6,262,888
Charles Schwab Corp.
1.15%, 05/13/26	2,135	2,097,811
5.88%, 08/24/26	6,560	6,656,645
2.45%, 03/03/27	1,495	1,462,663
3.20%, 01/25/28	129	126,731
2.00%, 03/20/28	13	12,418
1.65%, 03/11/31	84	73,022
2.30%, 05/13/31	394	354,837
1.95%, 12/01/31	3,118	2,705,357
2.90%, 03/03/32	148	134,918
(1-day SOFR + 1.88%), 6.20%, 11/17/29(e)	6,824	7,242,167
(1-day SOFR + 2.21%), 5.64%, 05/19/29(e)	2,734	2,839,243
(1-day SOFR + 2.50%), 5.85%, 05/19/34(e)	2,347	2,511,840
FS KKR Capital Corp.
2.63%, 01/15/27	5,275	5,125,344
3.25%, 07/15/27	2,810	2,715,478
3.13%, 10/12/28	4,080	3,781,690
6.13%, 01/15/30	3,617	3,600,848
Golub Capital BDC, Inc., 2.50%, 08/24/26	620	609,105
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29	3,011	3,038,852
10.00%, 11/15/29(a)	2,391	2,401,562
9.00%, 06/15/30	2,428	2,341,121
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)	1,660	1,724,133
LPL Holdings, Inc., 5.65%, 03/15/35	6,855	6,984,298
Osaic Holdings, Inc.(a)
6.75%, 08/01/32	280	289,194
8.00%, 08/01/33	120	124,368
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	2,960	3,046,777
StoneX Group, Inc., 7.88%, 03/01/31(a)	5,447	5,728,109
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	6,513	6,736,292
		126,455,474
Chemicals — 0.4%
Air Products and Chemicals, Inc., 2.05%, 05/15/30	1,125	1,027,402
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,009	5,999,271
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Ecolab, Inc., 2.13%, 02/01/32	$1,920	$ 1,680,889
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,450,497
PPG Industries, Inc., 1.20%, 03/15/26	8,910	8,787,501
Rain Carbon, Inc., 12.25%, 09/01/29(a)	3,261	3,492,100
Sherwin-Williams Co., 4.80%, 09/01/31	4,335	4,425,890
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,407	6,270,900
		34,134,450
Commercial Services & Supplies(a) — 0.5%
ADT Security Corp.
4.13%, 08/01/29	3,000	2,901,048
4.88%, 07/15/32	3,150	3,050,607
10/15/33(f)	1,585	1,585,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/30	2,131	2,210,572
8.00%, 02/15/31	2,702	2,795,273
8.38%, 06/15/32	3,496	3,656,645
Belron U.K. Finance PLC, 5.75%, 10/15/29	2,074	2,101,033
Deluxe Corp.
8.00%, 06/01/29	4,390	4,379,738
8.13%, 09/15/29	3,992	4,168,510
FTAI Aviation Investors LLC, 7.88%, 12/01/30	900	956,382
NESCO Holdings II, Inc., 5.50%, 04/15/29	5,000	4,896,675
Upbound Group, Inc., 6.38%, 02/15/29	3,666	3,617,825
		36,319,308
Communications Equipment — 0.6%
CommScope LLC(a)
8.25%, 03/01/27	7,409	7,489,977
7.13%, 07/01/28	4,010	4,024,737
9.50%, 12/15/31	1,873	1,938,744
Motorola Solutions, Inc.
4.60%, 05/23/29	650	656,990
2.30%, 11/15/30	200	180,784
2.75%, 05/24/31	3,485	3,181,308
5.60%, 06/01/32	11,250	11,842,702
5.40%, 04/15/34	5,765	5,975,695
5.55%, 08/15/35	4,950	5,156,759
Viasat, Inc.(a)
6.50%, 07/15/28	1,629	1,592,178
7.50%, 05/30/31	5,189	4,869,356
		46,909,230
Construction & Engineering(a) — 0.0%
Dycom Industries, Inc., 4.50%, 04/15/29	1,476	1,441,527
Tutor Perini Corp., 11.88%, 04/30/29	1,988	2,226,503
		3,668,030
Consumer Discretionary — 0.2%
Automatic Data Processing, Inc., 4.75%, 05/08/32	3,805	3,896,142
Quanta Services, Inc.
2.90%, 10/01/30	4,900	4,574,371
2.35%, 01/15/32	5,895	5,174,289
RELX Capital, Inc., 5.25%, 03/27/35	1,090	1,124,920
Williams Scotsman, Inc.(a)
6.63%, 06/15/29	560	572,799
6.63%, 04/15/30	492	506,398
7.38%, 10/01/31	1,698	1,773,293
		17,622,212
Consumer Finance — 1.8%
American Express Co.
4.05%, 05/03/29	3,650	3,656,804
Security	Par (000)	Value
Consumer Finance (continued)
American Express Co. (continued)
(1-day SOFR + 1.22%), 4.92%, 07/20/33(e)	$5,130	$ 5,219,305
(1-day SOFR + 1.93%), 5.63%, 07/28/34(e)	1,440	1,503,929
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(e)	7,670	7,977,376
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)	3,155	3,134,890
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	8,010	8,549,762
Capital One Financial Corp.(e)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	10,255	10,616,498
(1-day SOFR + 1.79%), 3.27%, 03/01/30	69	66,496
(1-day SOFR + 2.04%), 6.18%, 01/30/36	2,250	2,334,049
(1-day SOFR + 2.26%), 6.05%, 02/01/35	12,755	13,539,654
(1-day SOFR + 2.37%), 5.27%, 05/10/33	3,079	3,148,688
(1-day SOFR + 2.60%), 5.25%, 07/26/30	595	611,593
(1-day SOFR + 2.64%), 6.31%, 06/08/29	2,746	2,880,587
Enova International, Inc.(a)
11.25%, 12/15/28	4,007	4,261,428
9.13%, 08/01/29	1,464	1,537,446
Equifax, Inc., 4.80%, 09/15/29	5,130	5,213,185
EZCORP, Inc., 7.38%, 04/01/32(a)	1,021	1,087,858
goeasy Ltd.(a)
9.25%, 12/01/28	1,282	1,338,100
7.63%, 07/01/29	5,941	6,020,609
7.38%, 10/01/30	1,075	1,080,390
6.88%, 05/15/30	1,625	1,616,858
Mastercard, Inc.
2.95%, 06/01/29	260	251,238
1.90%, 03/15/31	167	148,743
4.95%, 03/15/32	8,000	8,286,525
4.55%, 01/15/35	4,385	4,375,436
OneMain Finance Corp.
7.88%, 03/15/30	5,379	5,691,816
7.50%, 05/15/31	5,851	6,116,412
7.13%, 11/15/31	1,143	1,185,272
S&P Global, Inc.
2.45%, 03/01/27	11,965	11,718,153
2.50%, 12/01/29	115	107,854
1.25%, 08/15/30	1,905	1,659,488
2.90%, 03/01/32	11,640	10,660,761
SLM Corp., 6.50%, 01/31/30	2,516	2,621,842
Synchrony Financial, 7.25%, 02/02/33	6,319	6,742,970
		144,962,015
Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp., 1.60%, 04/20/30	1,375	1,239,643
Kroger Co.
2.20%, 05/01/30	40	36,605
5.00%, 09/15/34	4,110	4,144,892
QVC, Inc., 6.88%, 04/15/29(a)	7,374	3,985,504
United Natural Foods, Inc., 6.75%, 10/15/28(a)	2,155	2,154,829
		11,561,473
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	11,406	10,556,443
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
4.13%, 08/15/26(g)	7,034	6,752,640
5.25%, 08/15/27	4,922	1,870,360
Klabin Austria GmbH(a)
3.20%, 01/12/31	3,084	2,782,261

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
Klabin Austria GmbH(a) (continued)
7.00%, 04/03/49	$3,987	$ 4,208,079
Packaging Corp. of America, 5.70%, 12/01/33	10,640	11,266,361
		37,436,144
Distributors — 0.1%
RB Global Holdings, Inc., 6.75%, 03/15/28(a)	1,848	1,889,295
WW Grainger, Inc., 4.45%, 09/15/34	8,340	8,241,662
		10,130,957
Diversified REITs — 0.9%
American Tower Corp.
5.80%, 11/15/28	3,975	4,150,799
5.00%, 01/31/30	1,215	1,243,376
5.40%, 01/31/35	730	754,311
Crown Castle, Inc.
3.65%, 09/01/27	7,183	7,108,349
3.80%, 02/15/28	1,116	1,103,049
2.10%, 04/01/31	6,112	5,351,167
Equinix, Inc., 1.45%, 05/15/26	3,465	3,405,364
ERP Operating LP, 4.65%, 09/15/34	3,185	3,147,326
Extra Space Storage LP, 4.95%, 01/15/33	2,430	2,444,332
GLP Capital LP/GLP Financing II, Inc., 5.25%, 02/15/33	11,500	11,518,745
Iron Mountain, Inc., 5.25%, 03/15/28(a)	1,508	1,505,379
Mid-America Apartments LP, 1.10%, 09/15/26	260	253,023
Millrose Properties, Inc.(a)
6.38%, 08/01/30	5,937	6,037,870
6.25%, 09/15/32	2,394	2,400,257
Prologis LP
4.88%, 06/15/28	1,245	1,273,491
4.75%, 06/15/33	3,435	3,464,751
Rithm Capital Corp.(a)
8.00%, 04/01/29	5,857	5,995,003
8.00%, 07/15/30	1,015	1,039,106
VICI Properties LP, 5.63%, 04/01/35	6,575	6,732,207
VICI Properties LP/VICI Note Co., Inc.(a)
5.75%, 02/01/27	160	161,997
3.75%, 02/15/27	615	608,220
3.88%, 02/15/29	620	605,330
4.63%, 12/01/29	100	99,015
4.13%, 08/15/30	300	289,930
		70,692,397
Diversified Telecommunication Services — 1.2%
AT&T, Inc.
1.70%, 03/25/26	19,033	18,809,074
2.30%, 06/01/27	1,125	1,091,758
4.35%, 03/01/29	162	162,719
2.75%, 06/01/31	10,350	9,485,929
4.55%, 11/01/32	11,500	11,448,980
Cisco Systems, Inc.
4.95%, 02/24/32	5,450	5,634,973
5.05%, 02/26/34	3,320	3,434,096
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	3,168	3,330,850
EchoStar Corp., 10.75%, 11/30/29	3,755	4,131,138
GCI LLC, 4.75%, 10/15/28(a)	5,112	4,967,847
Hughes Satellite Systems Corp., 6.63%, 08/01/26	3,344	3,179,980
Level 3 Financing, Inc.(a)
4.25%, 07/01/28	2,500	2,337,454
4.50%, 04/01/30	5,000	4,568,750
3.88%, 10/15/30	3,000	2,619,281
6.88%, 06/30/33	3,470	3,536,555
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.(a) (continued)
7.00%, 03/31/34	$1,475	$ 1,500,531
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	2,909	2,942,914
Sprint Capital Corp., 8.75%, 03/15/32	2,510	3,057,892
Verizon Communications, Inc.
1.68%, 10/30/30	2,273	1,998,703
5.25%, 04/02/35	7,765	7,896,336
		96,135,760
Electric Utilities — 2.4%
AEP Texas, Inc.
3.95%, 06/01/28	50	49,606
5.40%, 06/01/33	125	128,547
AEP Transmission Co. LLC, 5.15%, 04/01/34	565	576,341
AES Corp., 1.38%, 01/15/26	3,584	3,550,974
Alabama Power Co., 3.05%, 03/15/32	1,465	1,352,432
Ameren Corp., 3.50%, 01/15/31	140	133,636
Ameren Illinois Co.
3.85%, 09/01/32	2,750	2,639,681
4.95%, 06/01/33	470	482,423
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,990,746
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	729,044
Series BB, 4.50%, 08/01/32	2,120	2,097,767
Arizona Public Service Co., 2.20%, 12/15/31	2,310	2,016,287
Atlantic City Electric Co., 4.00%, 10/15/28	50	49,908
Avangrid, Inc., 3.80%, 06/01/29	100	98,170
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	100	98,220
3.70%, 07/15/30	5,170	5,061,564
1.65%, 05/15/31	245	212,251
Black Hills Corp., 3.15%, 01/15/27	1,960	1,933,922
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32	635	580,786
Series AI, 4.45%, 10/01/32	1,850	1,839,452
Series AQ, 4.95%, 08/15/35	575	572,916
Commonwealth Edison Co.
2.20%, 03/01/30	170	156,545
4.90%, 02/01/33	665	678,243
5.30%, 06/01/34	3,570	3,726,201
Connecticut Light and Power Co., 4.95%, 01/15/30	1,780	1,830,900
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	3,845	4,007,997
Series 20A, 3.35%, 04/01/30	330	319,524
Dominion Energy, Inc.
4.25%, 06/01/28	165	165,267
Series A, 1.45%, 04/15/26	621	611,622
Series B, 3.60%, 03/15/27	1,300	1,289,960
Series C, 3.38%, 04/01/30	916	879,832
Series C, 2.25%, 08/15/31	1,375	1,216,811
DTE Electric Co., Series C, 2.63%, 03/01/31	390	358,090
DTE Energy Co.
2.85%, 10/01/26	5,000	4,938,530
5.85%, 06/01/34	610	648,126
Series C, 3.40%, 06/15/29	122	117,953
Duke Energy Carolinas LLC, 4.95%, 01/15/33	4,050	4,163,808
Duke Energy Corp.
2.65%, 09/01/26	4,283	4,231,029
3.40%, 06/15/29	255	247,798
2.55%, 06/15/31	3,870	3,498,667
5.75%, 09/15/33	640	679,783
Duke Energy Florida LLC, 1.75%, 06/15/30	115	102,940
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress LLC
5.25%, 03/15/33	$755	$ 785,636
5.05%, 03/15/35	980	995,793
Entergy Arkansas LLC, 5.30%, 09/15/33	720	746,447
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,210,245
Entergy Mississippi LLC, 5.00%, 09/01/33	920	936,439
Entergy Texas, Inc., 4.00%, 03/30/29	50	49,709
Evergy Kansas Central, Inc., 5.90%, 11/15/33	860	925,492
Evergy, Inc., 2.90%, 09/15/29	100	94,844
Eversource Energy
5.13%, 05/15/33	3,070	3,112,754
Series M, 3.30%, 01/15/28	1,000	978,909
Exelon Corp., 5.15%, 03/15/28	2,050	2,096,767
FirstEnergy Corp., Series C, 3.40%, 03/01/50	2,590	1,808,198
Florida Power & Light Co., 2.45%, 02/03/32	190	170,630
Georgia Power Co.
3.25%, 03/30/27	50	49,472
4.65%, 05/16/28	3,000	3,044,463
4.70%, 05/15/32	900	910,867
5.50%, 10/01/55	900	897,270
Series B, 2.65%, 09/15/29	700	662,848
Interstate Power and Light Co.
2.30%, 06/01/30	310	283,202
4.95%, 09/30/34	900	894,906
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,320,470
MidAmerican Energy Co., 3.65%, 04/15/29	310	305,480
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	6,336,716
5.05%, 09/15/28	790	810,828
3.70%, 03/15/29	100	98,580
2.40%, 03/15/30	1,105	1,026,698
5.80%, 01/15/33	2,350	2,521,121
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	648,097
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	1,335	1,261,959
3.50%, 04/01/29	150	146,615
2.75%, 11/01/29	1,005	949,951
5.30%, 03/15/32	1,405	1,459,058
5.05%, 02/28/33	7,450	7,609,593
Ohio Power Co.
5.00%, 06/01/33	500	506,817
5.65%, 06/01/34	1,295	1,354,007
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	1,405	1,413,777
4.15%, 06/01/32	555	542,746
4.55%, 09/15/32	385	384,406
5.65%, 11/15/33	355	377,846
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,350	2,342,521
3.00%, 06/15/28	1,265	1,219,520
4.55%, 07/01/30	35	34,757
2.50%, 02/01/31	1,265	1,126,991
3.25%, 06/01/31	1,750	1,609,203
6.40%, 06/15/33	3,358	3,609,662
PacifiCorp, 5.30%, 02/15/31	725	751,610
PECO Energy Co., 4.90%, 06/15/33	1,510	1,542,083
PG&E Corp.
5.00%, 07/01/28	603	597,419
5.25%, 07/01/30	9,009	8,884,181
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,062,447
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	514,570
Security	Par (000)	Value
Electric Utilities (continued)
PPL Electric Utilities Corp. (continued)
4.85%, 02/15/34	$2,265	$ 2,290,891
Public Service Co. of Colorado
5.35%, 05/15/34	2,085	2,153,505
Series 38, 4.10%, 06/01/32	1,370	1,343,161
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	339,552
Public Service Co. of Oklahoma, 5.20%, 01/15/35	1,900	1,923,457
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,259,888
4.65%, 03/15/33	1,575	1,583,280
5.20%, 08/01/33	740	768,451
4.85%, 08/01/34	270	272,510
Series Q, 5.05%, 03/01/35	4,490	4,579,644
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	110	96,468
5.45%, 04/01/34	300	310,519
Puget Energy, Inc., 2.38%, 06/15/28	170	161,413
Puget Sound Energy, Inc., 5.69%, 06/15/54	240	243,357
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,365	3,446,724
Sempra
3.40%, 02/01/28	50	49,053
3.70%, 04/01/29	350	342,965
5.50%, 08/01/33	640	667,066
Southern Co., 5.20%, 06/15/33	1,320	1,357,033
Southern Power Co., 0.90%, 01/15/26	2,000	1,980,851
Southwestern Electric Power Co., 5.30%, 04/01/33	920	940,336
System Energy Resources, Inc., 5.30%, 12/15/34	10,440	10,508,343
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	1,862	1,976,586
Tampa Electric Co., 5.15%, 03/01/35	7,765	7,872,245
Tucson Electric Power Co., 1.50%, 08/01/30	30	26,219
Union Electric Co.
3.50%, 03/15/29	50	48,996
2.95%, 03/15/30	240	228,045
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,538,060
5.30%, 08/15/33	310	321,509
5.15%, 03/15/35	1,670	1,700,525
WEC Energy Group, Inc., 5.60%, 09/12/26	516	522,815
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	165,053
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,108,610
Xcel Energy, Inc.
4.60%, 06/01/32	860	853,238
5.45%, 08/15/33	260	268,983
5.50%, 03/15/34	350	361,169
		195,699,439
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp.
4.75%, 03/30/26	785	787,096
2.80%, 02/15/30	1,000	946,175
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	1,763	1,702,971
3.25%, 02/15/29	9,100	8,715,808
3.57%, 12/01/31	15,580	14,545,230
Honeywell International, Inc., 4.50%, 01/15/34	7,150	7,083,301
Jabil, Inc.
1.70%, 04/15/26	2,580	2,545,393
4.25%, 05/15/27	4,140	4,140,338
5.45%, 02/01/29	3,345	3,451,847
Keysight Technologies, Inc., 4.95%, 10/15/34	2,055	2,068,002

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Steelcase, Inc., 5.13%, 01/18/29	$1,838	$ 1,833,497
WESCO Distribution, Inc., 6.38%, 03/15/33(a)	1,195	1,238,771
		49,058,429
Energy Equipment & Services(a) — 0.1%
Bristow Group, Inc., 6.88%, 03/01/28	472	474,601
Tidewater, Inc., 9.13%, 07/15/30	4,145	4,445,304
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/29	3,184	3,283,736
6.25%, 10/01/33	715	717,735
Viridien, 10.00%, 10/15/30	325	334,095
Weatherford International Ltd., 8.63%, 04/30/30	2,482	2,537,227
		11,792,698
Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
0.88%, 11/15/25	2,553	2,541,436
3.95%, 05/15/28	2,485	2,485,619
4.75%, 07/15/30	9,280	9,506,030
Waste Connections, Inc.
4.25%, 12/01/28	4,000	4,024,826
2.60%, 02/01/30	110	103,239
3.20%, 06/01/32	1,390	1,287,111
Waste Management, Inc., 4.95%, 07/03/31	9,985	10,323,370
		30,271,631
Financial Services — 6.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34	13,416	13,354,388
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(e)	2,451	2,450,157
Banco Santander SA, (1-year CMT + 0.90%), 1.72%, 09/14/27(e)	2,800	2,732,294
Bank of America Corp.(e)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	14,345	14,058,510
(1-day SOFR + 1.05%), 2.55%, 02/04/28	1,625	1,591,494
(1-day SOFR + 1.21%), 2.57%, 10/20/32	655	587,052
(1-day SOFR + 1.32%), 2.69%, 04/22/32	290	264,184
(1-day SOFR + 1.33%), 2.97%, 02/04/33	3,252	2,961,390
(1-day SOFR + 1.83%), 4.57%, 04/27/33	1,625	1,624,664
(1-day SOFR + 1.91%), 5.29%, 04/25/34	11,570	11,970,549
(1-day SOFR + 1.99%), 6.20%, 11/10/28	8,160	8,503,529
(1-day SOFR + 2.04%), 4.95%, 07/22/28	5,610	5,690,762
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31	28,465	26,344,457
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28	3,765	3,707,558
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27	1,500	1,494,009
Bank of Nova Scotia
1.05%, 03/02/26	3,798	3,748,629
1.35%, 06/24/26	14,962	14,676,517
Burford Capital Global Finance LLC(a)
6.25%, 04/15/28	1,217	1,219,165
6.88%, 04/15/30	2,595	2,608,646
9.25%, 07/01/31	7,468	7,935,243
7.50%, 07/15/33	970	987,072
Citigroup, Inc.
4.45%, 09/29/27	240	240,977
(1-day SOFR + 1.14%), 4.64%, 05/07/28(e)	7,590	7,642,492
(1-day SOFR + 1.35%), 3.06%, 01/25/33(e)	18,490	16,832,936
(1-day SOFR + 2.11%), 2.57%, 06/03/31(e)	23,540	21,658,886
Security	Par (000)	Value
Financial Services (continued)
Coinbase Global, Inc.(a)
3.38%, 10/01/28	$8,250	$ 7,830,101
3.63%, 10/01/31	881	786,182
Credit Acceptance Corp.(a)
9.25%, 12/15/28	5,458	5,734,344
6.63%, 03/15/30	2,356	2,359,911
Goldman Sachs Group, Inc.
4.25%, 10/21/25	8,100	8,094,665
3.75%, 02/25/26	75	74,830
2.60%, 02/07/30	3,090	2,894,337
(1-day SOFR + 0.79%), 1.09%, 12/09/26(e)	6,100	6,061,786
(1-day SOFR + 0.80%), 1.43%, 03/09/27(e)	14,815	14,624,289
(1-day SOFR + 1.25%), 2.38%, 07/21/32(e)	8,880	7,925,389
(1-day SOFR + 1.28%), 2.62%, 04/22/32(e)	1,545	1,401,654
(1-day SOFR + 1.51%), 4.39%, 06/15/27(e)	5,985	5,991,319
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(e)	3,015	2,989,295
HSBC Holdings PLC(e)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	23,435	24,173,289
(1-day SOFR + 1.56%), 5.45%, 03/03/36	11,560	11,929,454
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	15,464,697
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	2,050,885
Intercontinental Exchange, Inc., 1.85%, 09/15/32	10,687	9,020,084
JPMorgan Chase & Co.(e)
(1-day SOFR + 0.77%), 1.47%, 09/22/27	22,140	21,581,852
(1-day SOFR + 0.80%), 1.05%, 11/19/26	8,505	8,466,897
(1-day SOFR + 0.80%), 4.92%, 01/24/29	852	867,361
(1-day SOFR + 1.04%), 4.60%, 10/22/30	1,300	1,315,199
(1-day SOFR + 1.26%), 2.96%, 01/25/33	3,385	3,096,747
(1-day SOFR + 1.34%), 4.95%, 10/22/35	2,650	2,672,510
(1-day SOFR + 1.46%), 5.29%, 07/22/35	3,389	3,500,414
(1-day SOFR + 1.85%), 5.35%, 06/01/34	8,025	8,361,707
(1-day SOFR + 1.99%), 4.85%, 07/25/28	14,675	14,869,026
(1-day SOFR + 2.08%), 4.91%, 07/25/33	5,300	5,404,447
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	5,525	4,877,915
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	428	388,972
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29	35	35,068
LD Holdings Group LLC, 6.13%, 04/01/28(a)	5,050	4,670,408
Lloyds Banking Group PLC, 4.58%, 12/10/25	3,110	3,110,599
Mitsubishi UFJ Financial Group, Inc.(e)
(1-year CMT + 0.67%), 1.64%, 10/13/27	4,770	4,645,571
(1-year CMT + 0.83%), 2.34%, 01/19/28	485	473,768
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	816,735
Mizuho Financial Group, Inc., (1-year CMT + 0.92%), 4.71%, 07/08/31(e)	8,120	8,215,583
Morgan Stanley
3.95%, 04/23/27	509	507,884
3.59%, 07/22/28(e)	325	321,580
(1-day SOFR + 0.72%), 0.99%, 12/10/26(e)	14,490	14,394,828
(1-day SOFR + 1.00%), 2.48%, 01/21/28(e)	13	12,724
(1-day SOFR + 1.03%), 1.79%, 02/13/32(e)	19,064	16,627,206
(1-day SOFR + 1.14%), 2.70%, 01/22/31(e)	14,427	13,481,085
(1-day SOFR + 1.18%), 2.24%, 07/21/32(e)	3,212	2,836,820
(1-day SOFR + 1.20%), 2.51%, 10/20/32(e)	19,787	17,653,122
(1-day SOFR + 1.42%), 5.59%, 01/18/36(e)	2,595	2,716,982
(1-day SOFR + 1.45%), 5.17%, 01/16/30(e)	2,005	2,060,688
(1-day SOFR + 1.58%), 5.83%, 04/19/35(e)	4,540	4,839,835
(1-day SOFR + 1.73%), 5.47%, 01/18/35(e)	1,115	1,161,322
(1-day SOFR + 1.87%), 5.25%, 04/21/34(e)	10,910	11,250,651
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Nationstar Mortgage Holdings, Inc.(a)
6.50%, 08/01/29	$2,890	$ 2,964,816
5.13%, 12/15/30	2,079	2,097,295
5.75%, 11/15/31	2,751	2,779,894
PennyMac Financial Services, Inc.(a)
7.13%, 11/15/30	2,861	2,979,051
5.75%, 09/15/31	4,416	4,377,692
6.88%, 05/15/32	1,281	1,327,368
6.88%, 02/15/33	1,619	1,672,600
6.75%, 02/15/34	385	392,733
Rocket Cos., Inc.(a)
6.13%, 08/01/30	1,125	1,154,610
6.38%, 08/01/33	1,295	1,336,588
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	5,130	5,148,169
1.40%, 09/17/26	7,800	7,610,379
2.17%, 01/14/27	2,735	2,672,026
5.52%, 01/13/28	5,590	5,767,139
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	5,278	5,205,448
UWM Holdings LLC(a)
6.63%, 02/01/30	6,033	6,137,269
6.25%, 03/15/31	1,075	1,069,880
		544,220,534
Food Products — 0.2%
Hershey Co., 4.50%, 05/04/33	7,530	7,554,498
Mondelez International, Inc., 2.63%, 03/17/27	2,070	2,027,027
Post Holdings, Inc.(a)
6.38%, 03/01/33	3,131	3,160,147
6.25%, 10/15/34	1,053	1,061,764
		13,803,436
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%, 08/05/32	1,400	1,346,812
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	4,903	5,109,845
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,908,951
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	12,420	12,508,606
5.35%, 12/01/28	2,700	2,796,333
		27,323,735
Health Care Providers & Services — 1.0%
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	2,391	2,338,523
DaVita, Inc.(a)
4.63%, 06/01/30	5,360	5,136,964
6.88%, 09/01/32	3,488	3,603,230
6.75%, 07/15/33	985	1,015,730
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	4,440	4,204,415
HCA, Inc.
3.50%, 09/01/30	3,740	3,572,306
5.45%, 04/01/31	7,947	8,260,743
3.63%, 03/15/32	9,030	8,471,512
5.60%, 04/01/34	13,781	14,305,845
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(a)	1,387	1,211,404
Tenet Healthcare Corp.
4.63%, 06/15/28	1,717	1,701,290
6.13%, 10/01/28	2,424	2,425,403
4.38%, 01/15/30	2,103	2,045,264
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
2.00%, 05/15/30	$3,585	$ 3,249,620
4.90%, 04/15/31	10,340	10,601,859
Universal Health Services, Inc.
2.65%, 10/15/30	1,918	1,731,595
2.65%, 01/15/32	5,782	5,029,708
		78,905,411
Health Care REITs — 0.6%
Diversified Healthcare Trust
7.25%, 10/15/30(a)	245	249,001
4.38%, 03/01/31	3,107	2,744,699
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,997	1,934,549
4.63%, 08/01/29	5,032	4,199,301
8.50%, 02/15/32(a)	475	504,717
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	11,600	11,776,536
Ventas Realty LP, 5.10%, 07/15/32	6,700	6,856,335
Welltower OP LLC
4.50%, 07/01/30	5,730	5,783,457
3.85%, 06/15/32	6,180	5,920,801
5.13%, 07/01/35	6,840	6,966,412
		46,935,808
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, 5.50%, 04/15/35	2,150	2,164,184
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	3,032	2,863,161
		5,027,345
Hotels, Restaurants & Leisure — 1.1%
Amer Sports Co., 6.75%, 02/16/31(a)	4,226	4,401,083
Darden Restaurants, Inc.
3.85%, 05/01/27	10	9,952
4.35%, 10/15/27	1,055	1,059,041
4.55%, 10/15/29	1,755	1,764,220
6.30%, 10/10/33	2,820	3,053,739
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	4,000	4,131,844
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)
5.00%, 06/01/29	1,889	1,816,578
4.88%, 07/01/31	3,757	3,506,187
6.63%, 01/15/32	434	440,794
Hyatt Hotels Corp.
5.75%, 01/30/27	2,180	2,221,050
5.38%, 12/15/31	4,855	4,964,320
Las Vegas Sands Corp., 6.00%, 08/15/29	2,260	2,353,846
Light & Wonder International, Inc., 6.25%, 10/01/33(a)	715	716,216
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	2,410	2,456,489
Marriott International, Inc.
5.00%, 10/15/27	2,480	2,523,157
5.55%, 10/15/28	2,120	2,201,516
4.90%, 04/15/29	605	617,604
5.10%, 04/15/32	2,495	2,560,643
5.30%, 05/15/34	2,620	2,691,044
5.25%, 10/15/35	4,400	4,439,169
Series AA, 4.65%, 12/01/28	193	195,342
Series FF, 4.63%, 06/15/30	170	171,697
Series HH, 2.85%, 04/15/31	8,145	7,495,306
McDonald’s Corp., 4.60%, 09/09/32	12,453	12,626,718
Royal Caribbean Cruises Ltd., 01/15/36(f)	2,755	2,771,066

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	$3,627	$ 3,782,294
Starbucks Corp., 3.55%, 08/15/29	40	39,191
Warnermedia Holdings, Inc.
4.28%, 03/15/32	2,955	2,707,519
5.05%, 03/15/42	8,745	6,981,308
		84,698,933
Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27	285	284,311
4.88%, 02/15/30	3,618	3,393,105
Century Communities, Inc., 6.63%, 09/15/33(a)	690	696,044
Forestar Group, Inc., 6.50%, 03/15/33(a)	1,428	1,460,848
NVR, Inc., 3.00%, 05/15/30	10,320	9,754,062
Somnigroup International, Inc.(a)
4.00%, 04/15/29	2,697	2,588,439
3.88%, 10/15/31	1,713	1,568,890
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	5,024,792
3.80%, 11/01/29	2,750	2,691,966
Whirlpool Corp.
6.13%, 06/15/30	1,115	1,123,733
4.60%, 05/15/50	775	579,314
		29,165,504
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 7.00%, 03/15/33(a)	7,070	7,817,285
Industrial Conglomerates — 0.2%
Eaton Corp.
4.35%, 05/18/28	1,820	1,840,871
4.15%, 03/15/33	1,715	1,688,598
Enpro, Inc., 6.13%, 06/01/33(a)	435	444,589
LSB Industries, Inc., 6.25%, 10/15/28(a)	3,406	3,359,924
Pentair Finance SARL, 4.50%, 07/01/29	4,300	4,320,071
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,755,717
		14,409,770
Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)	510	525,139
Aflac, Inc., 1.13%, 03/15/26	2,360	2,328,389
Allstate Corp., 5.05%, 06/24/29	5,130	5,274,906
American International Group, Inc., 4.85%, 05/07/30	5,385	5,508,367
Aon Corp., 2.80%, 05/15/30	405	380,132
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	485,350
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,450	1,287,295
5.50%, 03/02/33	3,360	3,499,016
6.50%, 02/15/34	8,190	9,080,967
5.45%, 07/15/34	1,400	1,449,796
Assurant, Inc.
4.90%, 03/27/28	4,810	4,866,339
3.70%, 02/22/30	3,500	3,392,520
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	4,188	4,403,010
Athene Holding Ltd., 3.50%, 01/15/31	1,665	1,579,952
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	4,082	4,237,320
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	4,328,988
Security	Par (000)	Value
Insurance (continued)
Brown & Brown, Inc. (continued)
4.20%, 03/17/32	$7,940	$ 7,660,971
CNA Financial Corp., 5.20%, 08/15/35	4,800	4,809,179
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,005	947,994
5.63%, 08/16/32	6,370	6,619,347
6.00%, 12/07/33	14,566	15,484,538
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	4,215	3,819,098
2.38%, 12/15/31	2,381	2,120,303
5.75%, 11/01/32	21,330	22,876,512
5.40%, 09/15/33	9,993	10,485,731
MGIC Investment Corp., 5.25%, 08/15/28	597	595,845
Principal Financial Group, Inc., 5.38%, 03/15/33	2,650	2,753,291
Progressive Corp., 3.20%, 03/26/30	4,830	4,646,090
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	6,590	6,916,791
Unum Group, 4.00%, 06/15/29	4,996	4,931,869
Willis North America, Inc., 5.35%, 05/15/33	12,160	12,583,583
		159,878,628
Interactive Media & Services — 0.1%
Alphabet, Inc., 4.50%, 05/15/35	2,250	2,251,930
Baidu, Inc., 1.72%, 04/09/26	2,170	2,142,615
Meta Platforms, Inc.
4.80%, 05/15/30	2,890	2,983,359
4.75%, 08/15/34	170	172,215
Snap, Inc., 6.88%, 03/01/33(a)	2,042	2,087,125
		9,637,244
Internet Software & Services — 0.7%
ANGI Group LLC, 3.88%, 08/15/28(a)	3,990	3,750,001
Getty Images, Inc., 11.25%, 02/21/30(a)	31	29,229
GrubHub Holdings, Inc., 07/31/30(a)(f)	5,126	5,123,897
Match Group Holdings II LLC, 4.13%, 08/01/30(a)	1,626	1,535,745
Rakuten Group, Inc.(a)
11.25%, 02/15/27	1,151	1,247,506
9.75%, 04/15/29	9,927	11,162,562
Uber Technologies, Inc., 4.80%, 09/15/34	4,000	4,007,508
VeriSign, Inc.
2.70%, 06/15/31	14,505	13,073,640
5.25%, 06/01/32	2,345	2,408,842
Wayfair LLC(a)
7.25%, 10/31/29	6,696	6,903,848
7.75%, 09/15/30	4,025	4,221,200
		53,463,978
IT Services — 1.3%
Accenture Capital, Inc., 4.50%, 10/04/34	605	596,666
ASGN, Inc., 4.63%, 05/15/28(a)	1,611	1,581,383
CACI International, Inc., 6.38%, 06/15/33(a)	3,082	3,179,239
CGI, Inc., 4.95%, 03/14/30(a)	8,740	8,897,793
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)	4,005	3,868,872
Fair Isaac Corp., 6.00%, 05/15/33(a)	1,375	1,392,109
Fiserv, Inc.
5.45%, 03/02/28	950	976,680
5.38%, 08/21/28	7,660	7,898,428
5.60%, 03/02/33	9,930	10,404,552
5.45%, 03/15/34	2,800	2,893,571
Fortinet, Inc., 2.20%, 03/15/31	750	668,072
IBM International Capital Pte. Ltd., 4.75%, 02/05/31	16,600	16,930,272
International Business Machines Corp.
2.20%, 02/09/27	5,120	4,997,304
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
4.15%, 07/27/27	$19,620	$ 19,704,396
Leidos, Inc., 2.30%, 02/15/31	5,070	4,523,959
Oracle Corp.
4.45%, 09/26/30	4,305	4,302,888
4.80%, 09/26/32	3,995	3,999,804
5.20%, 09/26/35	4,040	4,062,246
		100,878,234
Leisure Products — 0.0%
Life Time, Inc., 6.00%, 11/15/31(a)	1,770	1,798,256
Machinery — 0.1%
IDEX Corp., 2.63%, 06/15/31	4,980	4,508,324
Otis Worldwide Corp., 2.29%, 04/05/27	65	63,398
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	4,940	5,190,087
		9,761,809
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
6.38%, 09/01/29	1,061	1,075,574
7.38%, 03/01/31	17,056	17,598,125
4.50%, 06/01/33	6,501	5,779,784
CSC Holdings LLC(a)
5.50%, 04/15/27	2,524	2,395,600
11.25%, 05/15/28	2,852	2,640,262
Discovery Communications LLC
5.00%, 09/20/37	5,545	4,757,832
6.35%, 06/01/40	3,005	2,757,598
DISH DBS Corp.
5.25%, 12/01/26(a)	2,333	2,292,392
7.38%, 07/01/28	847	780,455
5.13%, 06/01/29	1,272	1,087,776
DISH Network Corp., 11.75%, 11/15/27(a)	3,747	3,965,289
FactSet Research Systems, Inc.
2.90%, 03/01/27	9,015	8,850,052
3.45%, 03/01/32	5,934	5,482,277
Live Nation Entertainment, Inc., 3.75%, 01/15/28(a)	1,447	1,411,775
Nexstar Media, Inc.(a)
5.63%, 07/15/27	1,077	1,075,437
4.75%, 11/01/28	6,984	6,816,679
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30	2,675	2,273,750
4.38%, 12/31/32	1,578	1,120,380
9.75%, 02/15/33	2,150	2,359,625
Sirius XM Radio LLC, 4.13%, 07/01/30(a)	6,216	5,830,046
		80,350,708
Metals & Mining — 1.4%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	2,353	2,004,945
Aris Mining Corp., 8.00%, 10/31/29(a)	2,824	2,919,310
BHP Billiton Finance USA Ltd., 4.75%, 02/28/28	23,560	23,936,258
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	3,595	3,758,691
Cleveland-Cliffs, Inc.(a)
7.50%, 09/15/31	768	791,605
7.38%, 05/01/33	3,358	3,428,081
7.63%, 01/15/34	3,688	3,800,134
Eldorado Gold Corp., 6.25%, 09/01/29(a)	4,445	4,461,735
Endeavour Mining PLC, 7.00%, 05/28/30(a)	3,280	3,380,466
First Quantum Minerals Ltd.(a)
9.38%, 03/01/29	3,874	4,097,917
8.63%, 06/01/31	2,878	3,022,792
8.00%, 03/01/33	2,665	2,812,628
Security	Par (000)	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.(a) (continued)
7.25%, 02/15/34	$1,035	$ 1,066,309
Fortescue Treasury Pty. Ltd.(a)
4.38%, 04/01/31	1,773	1,692,750
6.13%, 04/15/32	3,864	3,992,876
Freeport-McMoRan, Inc.
4.13%, 03/01/28	975	969,306
4.38%, 08/01/28	240	238,710
4.25%, 03/01/30	750	741,436
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	4,602	4,755,017
Mineral Resources Ltd., 04/01/31(a)(f)	1,853	1,876,970
New Gold, Inc., 6.88%, 04/01/32(a)	340	356,124
Novelis Corp.(a)
4.75%, 01/30/30	1,881	1,812,654
6.88%, 01/30/30	5,105	5,293,752
6.38%, 08/15/33	1,260	1,273,023
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)	970	1,005,531
Reliance, Inc., 2.15%, 08/15/30	2,000	1,795,091
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	755,246
Rio Tinto Finance USA PLC, 5.25%, 03/14/35	8,315	8,568,445
Stillwater Mining Co.(a)
4.00%, 11/16/26	3,801	3,755,388
4.50%, 11/16/29	4,969	4,624,276
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	4,245	3,967,507
Taseko Mines Ltd., 8.25%, 05/01/30(a)	4,255	4,506,658
Vallourec SACA, 7.50%, 04/15/32(a)	1,968	2,096,835
		113,558,466
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.2%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	2,673	2,568,787
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	2,991	3,155,723
Starwood Property Trust, Inc.
7.25%, 04/01/29	3,691	3,875,717
6.00%, 04/15/30	955	969,515
6.50%, 10/15/30	1,523	1,573,209
		12,142,951
Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	3,628	3,627,196
9.38%, 06/01/28(a)	3,617	3,715,925
9.50%, 06/01/30(a)	1,370	1,434,223
Atmos Energy Corp.
5.90%, 11/15/33	690	748,237
5.20%, 08/15/35	80	81,900
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	885	907,805
National Fuel Gas Co., 5.95%, 03/15/35	4,450	4,640,739
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,607,013
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	50	48,772
5.40%, 06/15/33	1,255	1,304,315
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,718,100
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	380	402,724
4.95%, 09/15/34	1,220	1,223,562
Southwest Gas Corp.
2.20%, 06/15/30	25	22,715
4.05%, 03/15/32	2,995	2,879,509
		25,362,735

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels — 3.8%
California Resources Corp.(a)
8.25%, 06/15/29	$7,923	$ 8,262,461
01/15/34(f)	565	561,111
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,454,287
Cheniere Energy Partners LP, 5.55%, 10/30/35(a)	2,455	2,508,059
Cheniere Energy, Inc.
4.63%, 10/15/28	3,590	3,578,776
5.65%, 04/15/34	3,200	3,298,689
Chevron Corp., 2.24%, 05/11/30	170	157,207
Chevron USA, Inc., 4.98%, 04/15/35	16,530	16,951,278
Chord Energy Corp.(a)
6.00%, 10/01/30	835	829,186
6.75%, 03/15/33	3,406	3,450,921
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	489	468,920
CNX Resources Corp.(a)
6.00%, 01/15/29	193	193,079
7.38%, 01/15/31	1,370	1,412,474
7.25%, 03/01/32	2,055	2,131,912
Comstock Resources, Inc., 6.75%, 03/01/29(a)	9,410	9,385,067
CVR Energy, Inc., 8.50%, 01/15/29(a)	4,672	4,775,055
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,495,102
8.13%, 08/16/30	240	275,578
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29	9,388	9,789,806
7.38%, 06/30/33	655	666,067
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	4,467	4,733,617
Diamondback Energy, Inc.
6.25%, 03/15/33	545	587,188
5.40%, 04/18/34	8,065	8,233,416
Enbridge, Inc.
4.25%, 12/01/26	1,690	1,690,204
5.63%, 04/05/34	2,615	2,729,551
Energean PLC, 6.50%, 04/30/27(a)	3,310	3,292,416
Energy Transfer LP
5.63%, 05/01/27(a)	4,250	4,251,890
5.75%, 02/15/33	5,945	6,231,742
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	1,809	1,886,635
8.88%, 04/15/30	1,150	1,217,476
7.88%, 05/15/32	3,639	3,795,309
8.00%, 05/15/33	1,431	1,496,753
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	3,522	3,714,527
Greenfire Resources Ltd., 12.00%, 10/01/28(a)	1,810	1,923,941
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	5,190	5,325,945
Hess Corp., 4.30%, 04/01/27	1,255	1,259,144
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	7,410	7,741,716
Karoon USA Finance, Inc., 10.50%, 05/14/29(a)	1,669	1,746,275
Kinder Morgan, Inc.
1.75%, 11/15/26	3,850	3,749,763
5.10%, 08/01/29	9,430	9,690,741
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	3,731	3,828,808
Matador Resources Co., 6.88%, 04/15/28(a)	1,182	1,206,277
MEG Energy Corp., 5.88%, 02/01/29(a)	1,708	1,707,905
MPLX LP
1.75%, 03/01/26	8,000	7,916,115
4.25%, 12/01/27	12,830	12,842,496
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
5.00%, 03/01/33	$20,410	$ 20,415,072
Noble Finance II LLC, 8.00%, 04/15/30(a)	7,188	7,440,004
Northern Oil & Gas, Inc.(a)
8.13%, 03/01/28	2,045	2,073,873
8.75%, 06/15/31	2,750	2,841,011
10/15/33(f)	925	921,340
ONEOK, Inc.
5.85%, 01/15/26	8,156	8,177,903
6.35%, 01/15/31	2,330	2,501,987
Ovintiv, Inc., 5.38%, 01/01/26	605	605,067
Parkland Corp., 6.63%, 08/15/32(a)	1,606	1,650,265
Pioneer Natural Resources Co., 5.10%, 03/29/26	1,070	1,075,229
Plains All American Pipeline LP, 5.95%, 06/15/35	5,320	5,552,118
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	3,162	3,052,982
5.70%, 09/15/34	1,485	1,530,631
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/26(a)	3,843	3,845,406
Sunoco LP, 7.00%, 05/01/29(a)	2,528	2,617,506
Talos Production, Inc.(a)
9.00%, 02/01/29	5,108	5,281,815
9.38%, 02/01/31	3,636	3,786,989
Targa Resources Corp.
5.20%, 07/01/27	4,680	4,753,752
5.55%, 08/15/35	9,930	10,127,804
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	4,159	4,163,647
4.88%, 02/01/31	5,230	5,245,275
Venture Global LNG, Inc.(a)
9.50%, 02/01/29	998	1,099,821
8.38%, 06/01/31	6,109	6,414,269
9.88%, 02/01/32	5,901	6,424,556
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(a)	2,035	2,161,530
Western Midstream Operating LP
6.35%, 01/15/29	860	904,752
6.15%, 04/01/33	2,560	2,704,436
Williams Cos., Inc., 2.60%, 03/15/31	11,280	10,242,063
		305,055,988
Passenger Airlines(a) — 0.2%
American Airlines, Inc.
7.25%, 02/15/28	6,963	7,133,280
8.50%, 05/15/29	1,761	1,836,993
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	6,971	7,070,490
		16,040,763
Pharmaceuticals — 1.0%
AbbVie, Inc.
2.95%, 11/21/26	3,818	3,774,169
5.05%, 03/15/34	7,360	7,573,619
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	700	723,949
Bausch Health Cos., Inc.(a)
11.00%, 09/30/28	5,797	6,028,991
6.25%, 02/15/29	6,093	4,755,435
Cardinal Health, Inc.
4.70%, 11/15/26	5,700	5,739,244
5.35%, 11/15/34	4,420	4,543,326
5.15%, 09/15/35	1,700	1,710,120
Cencora, Inc.
3.45%, 12/15/27	849	837,055
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc. (continued)
2.70%, 03/15/31	$7,190	$ 6,593,520
5.15%, 02/15/35	560	571,890
CVS Health Corp., 5.45%, 09/15/35	7,200	7,326,737
Eli Lilly & Co., 4.70%, 02/27/33	1,010	1,030,474
Jazz Securities DAC, 4.38%, 01/15/29(a)	3,715	3,619,288
Merck & Co., Inc.
2.15%, 12/10/31	1,500	1,325,142
4.50%, 05/17/33	3,805	3,825,644
Novartis Capital Corp., 2.20%, 08/14/30	180	165,482
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	2,600	2,648,757
4.75%, 05/19/33	3,885	3,924,828
Zoetis, Inc.
3.00%, 09/12/27	11,280	11,081,763
3.90%, 08/20/28	250	249,493
2.00%, 05/15/30	2,215	2,014,168
		80,063,094
Real Estate Management & Development(a) — 0.2%
Anywhere Real Estate Group LLC/Anywhere Co- Issuer Corp., 7.00%, 04/15/30	4,800	4,857,612
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30	4,040	4,408,985
Howard Hughes Corp., 4.38%, 02/01/31	2,973	2,787,382
		12,053,979
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	7,390	7,530,227
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)	1,499	1,494,878
Simon Property Group LP
1.38%, 01/15/27	2,920	2,823,433
5.50%, 03/08/33	2,760	2,912,764
4.75%, 09/26/34	4,320	4,293,708
		11,524,783
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG, 12.25%, 03/30/29(a)	1,522	1,631,709
Analog Devices, Inc.
1.70%, 10/01/28	1,770	1,657,620
2.10%, 10/01/31	1,335	1,180,319
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	12,295	12,285,771
Broadcom, Inc.
3.15%, 11/15/25	520	519,201
1.95%, 02/15/28(a)	2,460	2,343,673
5.05%, 04/15/30	6,951	7,188,871
Kioxia Holdings Corp.
6.25%, 07/24/30	7,410	7,558,230
6.63%, 07/24/33	1,050	1,079,432
NVIDIA Corp., 2.85%, 04/01/30	25	23,890
Texas Instruments, Inc.
1.75%, 05/04/30	145	130,920
1.90%, 09/15/31	2,445	2,158,104
4.90%, 03/14/33	12,480	12,853,720
		50,611,460
Software — 1.1%
Autodesk, Inc., 5.30%, 06/15/35	4,170	4,285,347
CoreWeave, Inc.(a)
9.25%, 06/01/30	7,398	7,640,610
Security	Par (000)	Value
Software (continued)
CoreWeave, Inc.(a) (continued)
9.00%, 02/01/31	$3,154	$ 3,232,468
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,899,019
Intuit, Inc.
1.65%, 07/15/30	438	391,083
5.20%, 09/15/33	7,585	7,929,670
Microsoft Corp., 1.35%, 09/15/30	250	221,523
Oracle Corp.
1.65%, 03/25/26	4,960	4,901,381
2.88%, 03/25/31	21,445	19,691,581
5.25%, 02/03/32	4,810	4,958,854
4.90%, 02/06/33	7,650	7,719,219
5.50%, 08/03/35	8,060	8,291,370
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)	3,942	3,670,549
Roper Technologies, Inc.
4.50%, 10/15/29	5,950	6,006,659
2.00%, 06/30/30	75	67,374
5.10%, 09/15/35	1,400	1,411,298
ServiceNow, Inc., 1.40%, 09/01/30	1,000	875,689
VMware LLC, 4.65%, 05/15/27	2,000	2,000,819
		85,194,513
Specialty Retail — 0.6%
Advance Auto Parts, Inc.(a)
7.00%, 08/01/30	7,025	7,227,691
7.38%, 08/01/33	2,620	2,701,875
AutoZone, Inc.
5.05%, 07/15/26	8,785	8,850,873
4.50%, 02/01/28	3,325	3,354,300
5.40%, 07/15/34	1,455	1,509,009
Bath & Body Works, Inc.
6.88%, 11/01/35	5,959	6,197,491
6.75%, 07/01/36	5,391	5,547,619
FirstCash, Inc.(a)
5.63%, 01/01/30	965	963,601
6.88%, 03/01/32	2,712	2,803,145
Gap, Inc., 3.88%, 10/01/31(a)	3,493	3,173,781
Kohl’s Corp., 5.13%, 05/01/31	2,555	2,017,044
Macy’s Retail Holdings LLC(a)
6.13%, 03/15/32	2,415	2,417,330
7.38%, 08/01/33	2,400	2,502,538
		49,266,297
Technology Hardware, Storage & Peripherals — 0.2%
Adobe, Inc., 2.30%, 02/01/30	2,130	1,982,411
Apple, Inc., 3.35%, 08/08/32	2,195	2,098,492
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	694	732,076
NCR Atleos Corp., 9.50%, 04/01/29(a)	6,568	7,110,004
NetApp, Inc., 5.70%, 03/17/35	3,777	3,948,217
		15,871,200
Textiles, Apparel & Luxury Goods — 0.4%
Ralph Lauren Corp., 5.00%, 06/15/32	13,000	13,318,720
Tapestry, Inc., 5.10%, 03/11/30	9,216	9,425,633
Under Armour, Inc., 7.25%, 07/15/30(a)	473	472,415
VF Corp., 2.95%, 04/23/30	4,610	4,061,391
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	4,374	4,001,682
		31,279,841
Tobacco — 1.5%
Altria Group, Inc.
4.80%, 02/14/29	70	71,085
3.40%, 05/06/30	265	254,280
2.45%, 02/04/32	22,040	19,401,157
6.88%, 11/01/33	8,120	9,175,109

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
5.63%, 02/06/35	$1,125	$ 1,167,904
5.25%, 08/06/35	3,420	3,457,676
BAT Capital Corp.
6.34%, 08/02/30	7,307	7,888,067
4.63%, 03/22/33	9,630	9,529,572
6.00%, 02/20/34	780	833,216
5.63%, 08/15/35	6,630	6,888,592
BAT International Finance PLC, 1.67%, 03/25/26	5,000	4,939,432
Philip Morris International, Inc.
0.88%, 05/01/26	7,476	7,346,530
3.13%, 08/17/27	50	49,242
3.38%, 08/15/29	4,436	4,312,455
5.63%, 11/17/29	19,819	20,853,966
2.10%, 05/01/30	790	719,930
5.50%, 09/07/30	13	13,669
5.75%, 11/17/32	7,800	8,310,464
5.38%, 02/15/33	2,340	2,443,698
5.63%, 09/07/33	4,590	4,868,078
4.90%, 11/01/34	8,240	8,304,810
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	1,088	1,151,322
		121,980,254
Transportation Infrastructure — 0.1%
Clue Opco LLC, 9.50%, 10/15/31(a)	5,000	5,347,445
United Parcel Service, Inc., 4.45%, 04/01/30	1,200	1,220,319
		6,567,764
Water Utilities — 0.0%
American Water Capital Corp.
4.45%, 06/01/32	2,055	2,050,837
5.15%, 03/01/34	505	520,477
Essential Utilities, Inc.
3.57%, 05/01/29	55	53,531
2.70%, 04/15/30	220	204,806
5.38%, 01/15/34	645	660,270
		3,489,921
Wireless Telecommunication Services — 0.6%
Millicom International Cellular SA(a)
4.50%, 04/27/31	4,997	4,708,223
7.38%, 04/02/32	7,629	7,955,140
T-Mobile USA, Inc.
2.05%, 02/15/28	6,900	6,578,537
2.88%, 02/15/31	4,975	4,586,802
5.15%, 04/15/34	3,045	3,114,959
4.70%, 01/15/35	9,750	9,575,480
5.30%, 05/15/35	7,870	8,060,314
Zegona Finance PLC, 8.63%, 07/15/29(a)	6,287	6,692,512
		51,271,967
Total Corporate Bonds — 45.3% (Cost: $3,560,216,456)		3,637,427,611
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(e) — 24.0%
Connecticut Avenue Securities Trust(a)
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 11.22%, 02/25/40	5,419	5,731,025
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.12%, 02/25/40	74,984	77,720,297
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.46%, 10/25/41	$68,368	$ 69,657,585
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.66%, 11/25/41	59,545	60,717,441
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.36%, 11/25/41	—	—
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.11%, 12/25/41	39,240	39,911,102
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.51%, 12/25/41	75,317	77,129,363
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.86%, 01/25/42	65,302	67,710,455
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.36%, 01/25/42	70,803	72,241,009
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.61%, 03/25/42	46,113	49,255,106
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.61%, 03/25/42	47,092	49,795,321
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 7.46%, 03/25/42	2,000	2,054,680
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.86%, 04/25/42	20,011	20,916,378
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 11.36%, 04/25/42	7,000	7,514,860
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.36%, 04/25/42	12,130	12,454,428
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 11.15%, 06/25/42	12,955	14,149,321
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 9.96%, 07/25/42	23,162	24,826,885
Series 2022-R09, Class 2M2, (30-day Avg SOFR + 4.75%), 9.10%, 09/25/42	3,750	3,996,112
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.91%, 01/25/43	5,000	5,412,500
Series 2023-R05, Class 1B1, (30-day Avg SOFR + 4.75%), 9.10%, 06/25/43	5,000	5,367,200
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 7.06%, 01/25/44	63,264	64,760,719
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.86%, 02/25/44	15,516	15,777,839
Series 2024-R02, Class 1M2, (30-day Avg SOFR + 1.80%), 6.16%, 02/25/44	2,250	2,268,507
Series 2024-R05, Class 2B1, (30-day Avg SOFR + 2.00%), 6.36%, 07/25/44	11,450	11,449,952
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.06%, 07/25/44	4,852	4,872,475
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 6.41%, 09/25/44	6,297	6,306,823
Series 2025-R02, Class 1B1, (30-day Avg SOFR + 1.95%), 6.30%, 02/25/45	2,750	2,753,436
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.95%, 02/25/45	6,925	6,935,717
Fannie Mae Connecticut Avenue Securities
Series 2017-C03, Class 1M2C, (30-day Avg SOFR + 3.11%), 7.47%, 10/25/29	1,897	1,925,575
Series 2017-C06, Class 1M2C, (30-day Avg SOFR + 2.76%), 7.12%, 02/25/30	5,049	5,151,095
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.72%, 07/25/30	3,760	3,794,810
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (continued)
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 6.67%, 08/25/30	$995	$ 1,010,094
Series 2018-C04, Class 2M2, (30-day Avg SOFR + 2.66%), 7.02%, 12/25/30	1,689	1,737,403
Freddie Mac STACR REMIC Trust(a)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.36%, 11/25/50	34,063	37,682,152
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.01%, 01/25/51	51,949	54,221,247
Series 2021-DNA1, Class B2, (30-day Avg SOFR + 4.75%), 9.11%, 01/25/51	29,443	32,556,474
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.76%, 08/25/33	56,875	63,006,472
Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 10.36%, 08/25/33	18,266	22,332,264
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.86%, 10/25/33	43,269	48,177,685
Series 2021-DNA3, Class B2, (30-day Avg SOFR + 6.25%), 10.61%, 10/25/33	14,794	18,207,495
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.41%, 01/25/34	49,122	52,099,892
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.86%, 01/25/34	28,545	33,870,204
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.76%, 10/25/41	69,408	70,969,122
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.01%, 11/25/41	78,692	80,777,307
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.36%, 08/25/33	77,265	83,542,442
Series 2021-HQA1, Class B2, (30-day Avg SOFR + 5.00%), 9.36%, 08/25/33	14,160	16,385,469
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.51%, 12/25/33	7,450	8,169,439
Series 2021-HQA2, Class B2, (30-day Avg SOFR + 5.45%), 9.81%, 12/25/33	14,800	17,276,201
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.71%, 09/25/41	59,777	60,804,897
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 6.46%, 09/25/41	30,450	30,611,689
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 8.11%, 12/25/41	57,744	59,238,929
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.71%, 12/25/41	4,010	4,050,100
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.76%, 01/25/42	27,820	28,462,297
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 6.86%, 01/25/42	6,040	6,138,816
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 9.11%, 02/25/42	21,344	22,231,057
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.11%, 02/25/42	11,377	11,757,447
Series 2022-DNA3, Class B1, (30-day Avg SOFR + 5.65%), 10.01%, 04/25/42	1,620	1,718,723
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.71%, 04/25/42	28,341	29,641,400
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.61%, 05/25/42	36,250	38,561,532
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 11.11%, 06/25/42	7,500	8,174,148
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 10.11%, 09/25/42	$8,000	$ 8,689,581
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.36%, 03/25/52	33,705	37,359,970
Series 2022-HQA1, Class B1, (30-day Avg SOFR + 7.00%), 11.36%, 03/25/42	16,439	17,685,423
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.61%, 03/25/42	79,033	83,274,353
Series 2022-HQA2, Class M2, (30-day Avg SOFR + 6.00%), 10.36%, 07/25/42	25,860	27,848,117
Series 2023-HQA3, Class M2, (30-day Avg SOFR + 3.35%), 7.71%, 11/25/43	3,724	3,928,438
Series 2024-HQA1, Class M2, (30-day Avg SOFR + 2.00%), 6.36%, 03/25/44	3,805	3,843,020
Series 2025-HQA1, Class M2, (30-day Avg SOFR + 1.65%), 6.01%, 02/25/45	5,200	5,199,996
Freddie Mac STACR Securitized Participation Interests Trust(a)
Series 2018-SPI1, Class M2, 3.78%, 02/25/48	45	43,583
Series 2018-SPI2, Class M2, 3.85%, 05/25/48	63	60,593
Freddie Mac STACR Trust, Series 2018-DNA3, Class B2, (30-day Avg SOFR + 7.86%), 12.22%, 09/25/48(a)	2,000	2,310,165
		1,926,213,652
Commercial Mortgage-Backed Securities(a)(e) — 0.3%
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 7.72%, 10/25/49	20,080	20,385,247
Series 2024-01, Class M7, (30-day Avg SOFR + 2.75%), 7.11%, 07/25/54	5,206	5,273,533
		25,658,780
Total Non-Agency Mortgage-Backed Securities — 24.3% (Cost: $1,935,524,637)		1,951,872,432
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.2%
Freddie Mac STACR REMIC Trust, Series 2020- DNA6, Class B1, (30-day Avg SOFR + 3.00%), 7.36%, 12/25/50(a)(e)	16,535	17,665,677
Mortgage-Backed Securities — 11.0%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	54	51,959
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	68	67,330
3.50%, 10/01/44 - 06/01/49	245	229,946
3.00%, 08/01/46 - 02/01/47	12	10,468
4.00%, 10/01/46 - 01/01/49	34	33,074
Ginnie Mae Mortgage-Backed Securities(h)
3.50%, 06/20/42 - 10/20/55	26,582	24,312,418
3.00%, 05/20/45 - 10/20/55(i)	34,667	31,002,403
4.00%, 11/20/47 - 10/20/55(i)	15,481	14,600,064
4.50%, 10/20/48 - 10/20/55	20,347	19,751,246
5.00%, 12/20/48 - 10/15/54	14,881	14,809,150
2.50%, 08/20/50 - 10/20/55	41,542	35,689,544
5.50%, 12/20/52 - 10/15/54	20,378	20,532,660
6.00%, 10/15/54	16,850	17,136,679
6.50%, 10/15/54	9,825	10,090,483
2.00%, 10/20/55	73,475	60,718,958

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(h)
3.00%, 03/01/30 - 10/14/55	$90,745	$ 81,524,677
2.50%, 04/01/32 - 10/14/55	129,892	110,698,789
4.00%, 10/15/39 - 10/14/55	47,869	45,438,784
2.00%, 10/16/40 - 10/14/55	164,936	137,185,145
3.50%, 10/16/40 - 10/14/55(i)	48,635	44,708,954
5.00%, 02/01/41 - 10/14/55	43,662	43,325,285
4.50%, 06/01/44 - 10/14/55(i)	30,227	29,385,436
5.50%, 11/01/52 - 10/15/54	51,842	52,350,738
6.00%, 10/15/54	43,850	44,796,619
6.50%, 10/15/54	25,550	26,402,953
1.50%, 10/16/40 - 10/14/55	23,100	18,033,699
		882,887,461
Total U.S. Government Sponsored Agency Securities — 11.2% (Cost: $911,246,507)		900,553,138
Total Long-Term Investments — 87.8% (Cost: $6,927,194,450)		7,048,032,306

Shares
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(j)(k)	327,086,668	327,086,668

Par (000)
U.S. Treasury Obligations — 16.2%
U.S. Treasury Bills(l)
4.24%, 10/02/25	$250,250	250,222,047
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(l) (continued)
4.08%, 10/07/25 - 10/14/25	$582,800	$ 582,145,071
4.20%, 10/23/25	85,000	84,790,794
4.35%, 10/23/25(m)	75,300	75,114,668
4.12%, 10/28/25	55,900	55,730,430
4.22%, 11/06/25(m)	250,000	248,994,375
		1,296,997,385
Total Short-Term Securities — 20.3% (Cost: $1,624,087,801)		1,624,084,053
Total Investments — 108.1% (Cost: $8,551,282,251)		8,672,116,359
Liabilities in Excess of Other Assets — (8.1)%		(646,217,047)
Net Assets — 100.0%		$ 8,025,899,312

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Perpetual security with no stated maturity date.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	When-issued security.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	Rates are discount rates or a range of discount rates as of period end.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 9,202,298	$ 317,884,370 (a)	$ —	$ —	$ —	$ 327,086,668	327,086,668	$ 6,479,376	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	2,009	12/15/25	$ 150,685	$ (304,963)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
10-Year U.S. Ultra Long Treasury Note	5,076	12/19/25	$ 584,137	$ 4,898,643
Long Gilt	500	12/29/25	61,085	288,528
2-Year U.S. Treasury Note	12,960	12/31/25	2,700,439	880,854
5-Year U.S. Treasury Note	2,756	12/31/25	300,878	(298,210)
				5,464,852
Short Contracts
Euro Bund	592	12/08/25	89,361	(564,911)
10-Year Canadian Bond	360	12/18/25	31,678	(706,639)
10-Year U.S. Treasury Note	10,408	12/19/25	1,170,900	(2,191,589)
U.S. Long Bond	1,352	12/19/25	157,677	(3,097,166)
Ultra U.S. Treasury Bond	377	12/19/25	45,311	(1,298,028)
				(7,858,333)
				$ (2,393,481)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,743,000	USD	2,474,000	Deutsche Bank AG	12/17/25	$ 4,975
AUD	14,015,500	USD	9,266,600	JPMorgan Chase Bank N.A.	12/17/25	15,813
BRL	29,810,250	USD	5,371,023	Bank of America N.A.	12/17/25	130,761
BRL	13,281,000	USD	2,398,518	HSBC Bank PLC	12/17/25	52,625
BRL	30,328,000	USD	5,495,895	HSBC Bank PLC	12/17/25	101,444
BRL	43,886,000	USD	8,062,774	HSBC Bank PLC	12/17/25	36,832
CAD	11,141,000	USD	8,018,884	Barclays Bank PLC	12/17/25	15,225
CZK	95,295,000	EUR	3,895,435	Citibank N.A.	12/17/25	10,830
CZK	102,435,000	EUR	4,194,477	Deutsche Bank AG	12/17/25	3,180
CZK	9,217,250	EUR	377,618	HSBC Bank PLC	12/17/25	58
EUR	5,486,343	CHF	5,104,000	Barclays Bank PLC	12/17/25	681
EUR	55,242,253	CHF	51,250,000	Barclays Bank PLC	12/17/25	187,360
EUR	2,466,847	CHF	2,293,000	Deutsche Bank AG	12/17/25	2,755
EUR	4,084,017	CHF	3,790,000	Deutsche Bank AG	12/17/25	12,423
EUR	3,243,344	CHF	3,017,000	JPMorgan Chase Bank N.A.	12/17/25	803
EUR	4,898,837	CHF	4,556,000	JPMorgan Chase Bank N.A.	12/17/25	2,430
EUR	4,443,797	CZK	108,187,000	Citibank N.A.	12/17/25	12,901
EUR	5,490,784	CZK	133,615,420	Citibank N.A.	12/17/25	18,894
EUR	2,036,600	NOK	23,748,000	Barclays Bank PLC	12/17/25	21,374
EUR	2,039,136	NOK	23,827,000	Goldman Sachs International	12/17/25	16,446
EUR	2,171,269	NOK	25,345,000	Goldman Sachs International	12/17/25	20,114
EUR	3,286,511	NOK	38,588,000	Royal Bank of Canada	12/17/25	7,903
EUR	72,757,730	PLN	311,547,000	Barclays Bank PLC	12/17/25	187,899
EUR	3,699,047	PLN	15,868,000	HSBC Bank PLC	12/17/25	1,649
EUR	5,249,415	PLN	22,484,000	Royal Bank of Canada	12/17/25	11,875
EUR	44,818,224	SEK	492,874,000	Barclays Bank PLC	12/17/25	247,311
EUR	3,186,650	SEK	35,153,000	Goldman Sachs International	12/17/25	5,968
EUR	9,994,695	SEK	110,333,000	Morgan Stanley & Co. International PLC	12/17/25	10,374
EUR	11,903,000	USD	14,024,127	Morgan Stanley & Co. International PLC	12/17/25	11,877
GBP	6,153,950	USD	8,273,236	Citibank N.A.	12/17/25	4,046
GBP	10,787,200	USD	14,410,124	Morgan Stanley & Co. International PLC	12/17/25	99,044
HUF	4,444,925,000	EUR	11,258,390	Barclays Bank PLC	12/17/25	43,669
HUF	5,161,759,000	EUR	13,056,470	Barclays Bank PLC	12/17/25	71,421
HUF	14,457,228,530	EUR	36,358,702	Goldman Sachs International	12/17/25	448,024
HUF	2,517,556,000	EUR	6,392,170	Morgan Stanley & Co. International PLC	12/17/25	6,405
HUF	2,935,579,000	EUR	7,441,355	Morgan Stanley & Co. International PLC	12/17/25	21,844
HUF	2,731,415,000	EUR	6,931,162	Royal Bank of Canada	12/17/25	11,670
JPY	889,627,000	USD	5,986,521	Deutsche Bank AG	12/17/25	75,381

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	384,962,000	USD	2,617,542	JPMorgan Chase Bank N.A.	12/17/25	$ 5,582
MXN	35,707,000	USD	1,927,064	Barclays Bank PLC	12/17/25	6,976
MXN	82,380,000	USD	4,456,238	Barclays Bank PLC	12/17/25	5,806
MXN	159,599,500	USD	8,484,797	Goldman Sachs International	12/17/25	159,777
NOK	245,233,000	EUR	20,824,488	Barclays Bank PLC	12/17/25	22,673
NOK	57,874,000	EUR	4,916,030	JPMorgan Chase Bank N.A.	12/17/25	3,541
NOK	39,148,000	EUR	3,319,969	Morgan Stanley & Co. International PLC	12/17/25	8,770
NZD	16,458,000	USD	9,519,587	Morgan Stanley & Co. International PLC	12/17/25	49,785
SEK	88,192,000	EUR	7,968,819	Citibank N.A.	12/17/25	15,525
TWD	55,767,000	USD	1,838,250	Societe Generale	12/17/25	2,911
USD	6,199,085	AUD	9,283,000	HSBC Bank PLC	12/17/25	50,989
USD	13,749,328	AUD	20,654,000	Morgan Stanley & Co. International PLC	12/17/25	70,261
USD	3,603,851	BRL	19,463,000	Bank of America N.A.	12/17/25	11,757
USD	10,795,061	CAD	14,875,000	Barclays Bank PLC	12/17/25	68,252
USD	7,903,280	CAD	10,845,000	Goldman Sachs International	12/17/25	82,625
USD	2,036,870	CAD	2,824,000	HSBC Bank PLC	12/17/25	398
USD	2,216,971	CAD	3,049,000	JPMorgan Chase Bank N.A.	12/17/25	18,245
USD	2,404,897	CAD	3,297,000	JPMorgan Chase Bank N.A.	12/17/25	27,331
USD	1,918,443	CLP	1,833,034,000	Bank of America N.A.	12/17/25	11,956
USD	10,057,397	CLP	9,623,420,000	Citibank N.A.	12/17/25	48,351
USD	2,404,730	COP	9,495,270,000	Bank of America N.A.	12/17/25	7,405
USD	199,343,548	EUR	168,633,000	Barclays Bank PLC	12/17/25	491,715
USD	25,610,654	EUR	21,655,000	Morgan Stanley & Co. International PLC	12/17/25	75,104
USD	31,266,343	EUR	26,288,000	Morgan Stanley & Co. International PLC	12/17/25	267,564
USD	19,736,010	GBP	14,610,500	Deutsche Bank AG	12/17/25	84,367
USD	149,973,915	GBP	110,624,250	HSBC Bank PLC	12/17/25	1,180,361
USD	10,634,727	IDR	175,962,193,800	Deutsche Bank AG	12/17/25	110,794
USD	5,234,011	IDR	86,105,242,000	Societe Generale	12/17/25	84,236
USD	5,270,154	IDR	87,458,205,057	Societe Generale	12/17/25	39,461
USD	6,734,713	IDR	110,752,348,500	Societe Generale	12/17/25	110,845
USD	2,404,531	INR	213,354,000	Bank of America N.A.	12/17/25	13,758
USD	6,517,512	INR	577,301,000	Citibank N.A.	12/17/25	48,472
USD	2,041,813	INR	181,950,000	Deutsche Bank AG	12/17/25	2,942
USD	1,608,953	INR	143,471,000	HSBC Bank PLC	12/17/25	1,266
USD	2,390,185	JPY	349,345,000	JPMorgan Chase Bank N.A.	12/17/25	9,754
USD	10,334,537	NZD	17,306,000	Bank of America N.A.	12/17/25	272,103
USD	4,698,596	NZD	7,936,000	Goldman Sachs International	12/17/25	84,273
USD	10,418,141	NZD	17,484,000	JPMorgan Chase Bank N.A.	12/17/25	252,210
USD	3,347,148	NZD	5,586,000	Morgan Stanley & Co. International PLC	12/17/25	99,213
USD	6,439,110	PHP	367,477,420	Standard Chartered Bank	12/17/25	153,396
USD	5,958,077	SGD	7,596,000	Barclays Bank PLC	12/17/25	36,018
USD	10,345,913	SGD	13,200,000	Barclays Bank PLC	12/17/25	54,815
USD	11,453,007	SGD	14,605,000	Barclays Bank PLC	12/17/25	66,530
USD	2,630,983	SGD	3,364,000	Goldman Sachs International	12/17/25	8,312
USD	3,830,209	SGD	4,869,000	JPMorgan Chase Bank N.A.	12/17/25	34,197
USD	4,418,309	THB	141,894,000	Standard Chartered Bank	12/17/25	12,713
USD	2,410,737	TWD	71,805,000	HSBC Bank PLC	12/17/25	40,077
ZAR	42,697,000	USD	2,415,235	Citibank N.A.	12/17/25	43,701
ZAR	1,039,189,000	USD	58,929,983	Goldman Sachs International	12/17/25	917,291
ZAR	33,095,000	USD	1,902,594	Morgan Stanley & Co. International PLC	12/17/25	3,359
						7,212,047
AUD	9,440,500	USD	6,274,992	JPMorgan Chase Bank N.A.	12/17/25	(22,584)
BRL	28,315,000	USD	5,249,400	HSBC Bank PLC	12/17/25	(23,580)
CAD	4,663,000	USD	3,374,962	Bank of America N.A.	12/17/25	(12,333)
CAD	15,040,000	USD	10,911,169	Barclays Bank PLC	12/17/25	(65,374)
CAD	4,660,000	USD	3,374,586	Goldman Sachs International	12/17/25	(14,120)
CAD	3,405,000	USD	2,469,050	Royal Bank of Canada	12/17/25	(13,602)
CAD	23,978,750	USD	17,420,442	Royal Bank of Canada	12/17/25	(128,645)
CHF	3,732,000	EUR	4,013,778	Deutsche Bank AG	12/17/25	(3,107)
CHF	5,172,000	EUR	5,574,664	UBS AG	12/17/25	(18,645)
CLP	2,234,959,000	USD	2,335,825	HSBC Bank PLC	12/17/25	(11,307)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	2,281,018,000	USD	2,404,742	JPMorgan Chase Bank N.A.	12/17/25	$ (32,320)
COP	118,494,256,000	USD	29,937,912	Morgan Stanley & Co. International PLC	12/17/25	(20,986)
CZK	727,684,000	EUR	29,845,719	Barclays Bank PLC	12/17/25	(34,884)
CZK	66,833,000	EUR	2,744,389	Deutsche Bank AG	12/17/25	(7,042)
CZK	98,426,000	EUR	4,035,506	Deutsche Bank AG	12/17/25	(3,063)
EUR	6,391,238	CHF	5,957,000	JPMorgan Chase Bank N.A.	12/17/25	(13,360)
EUR	1,422,792	CZK	34,736,000	Deutsche Bank AG	12/17/25	(568)
EUR	43,359,258	HUF	17,238,067,000	Barclays Bank PLC	12/17/25	(525,966)
EUR	2,204,395	HUF	878,488,000	Goldman Sachs International	12/17/25	(33,034)
EUR	2,040,397	HUF	807,633,000	Morgan Stanley & Co. International PLC	12/17/25	(14,099)
EUR	31,060,091	NOK	365,750,000	Barclays Bank PLC	12/17/25	(31,878)
EUR	778,000	USD	918,395	Bank of America N.A.	12/17/25	(979)
EUR	20,514,000	USD	24,392,131	Morgan Stanley & Co. International PLC	12/17/25	(202,046)
EUR	24,808,700	USD	29,328,572	Morgan Stanley & Co. International PLC	12/17/25	(74,183)
EUR	68,644,420	USD	81,001,212	Standard Chartered Bank	12/17/25	(55,793)
GBP	5,004,500	USD	6,758,127	Citibank N.A.	12/17/25	(26,896)
GBP	12,045,000	USD	16,435,801	JPMorgan Chase Bank N.A.	12/17/25	(234,847)
GBP	10,198,000	USD	13,753,319	Morgan Stanley & Co. International PLC	12/17/25	(36,646)
GBP	21,527,000	USD	29,379,189	Morgan Stanley & Co. International PLC	12/17/25	(424,607)
HUF	796,770,000	EUR	2,029,357	Bank of America N.A.	12/17/25	(5,435)
HUF	2,384,457,640	EUR	6,066,935	Citibank N.A.	12/17/25	(8,918)
IDR	135,856,105,750	USD	8,237,697	Goldman Sachs International	12/17/25	(112,426)
INR	227,951,000	USD	2,574,272	Citibank N.A.	12/17/25	(19,930)
INR	3,788,587,000	USD	42,732,120	Deutsche Bank AG	12/17/25	(278,497)
JPY	888,261,000	USD	6,082,292	Deutsche Bank AG	12/17/25	(29,698)
JPY	350,499,000	USD	2,392,230	JPMorgan Chase Bank N.A.	12/17/25	(3,936)
JPY	488,916,000	USD	3,331,856	JPMorgan Chase Bank N.A.	12/17/25	(391)
JPY	5,456,758,000	USD	37,521,298	JPMorgan Chase Bank N.A.	12/17/25	(339,046)
JPY	350,239,000	USD	2,406,327	Morgan Stanley & Co. International PLC	12/17/25	(19,804)
KRW	5,940,116,000	USD	4,292,504	Goldman Sachs International	12/17/25	(47,256)
KRW	7,847,342,000	USD	5,645,001	Goldman Sachs International	12/17/25	(36,707)
KRW	4,423,217,000	USD	3,205,857	JPMorgan Chase Bank N.A.	12/17/25	(44,697)
KRW	4,499,706,000	USD	3,273,085	Morgan Stanley & Co. International PLC	12/17/25	(57,260)
KRW	40,834,476,400	USD	29,551,869	Standard Chartered Bank	12/17/25	(368,516)
MXN	47,493,000	USD	2,574,764	Standard Chartered Bank	12/17/25	(2,345)
NZD	67,605,000	USD	40,307,953	Goldman Sachs International	12/17/25	(999,570)
NZD	5,620,000	USD	3,314,459	JPMorgan Chase Bank N.A.	12/17/25	(46,756)
NZD	11,419,500	USD	6,692,573	JPMorgan Chase Bank N.A.	12/17/25	(52,796)
NZD	16,469,500	USD	9,689,671	Morgan Stanley & Co. International PLC	12/17/25	(113,612)
PHP	189,547,000	USD	3,311,617	Bank of America N.A.	12/17/25	(69,409)
PHP	204,148,000	USD	3,568,584	Goldman Sachs International	12/17/25	(76,626)
PHP	502,501,000	USD	8,808,853	HSBC Bank PLC	12/17/25	(213,556)
PHP	322,892,000	USD	5,631,968	Societe Generale	12/17/25	(108,890)
PHP	168,151,550	USD	2,940,226	Standard Chartered Bank	12/17/25	(63,989)
PHP	209,114,000	USD	3,651,294	Standard Chartered Bank	12/17/25	(74,392)
PLN	23,725,800	EUR	5,529,897	Barclays Bank PLC	12/17/25	(1,393)
PLN	116,430,000	EUR	27,170,689	Goldman Sachs International	12/17/25	(46,618)
PLN	8,867,000	EUR	2,071,854	Royal Bank of Canada	12/17/25	(6,624)
SEK	2,650,250	EUR	240,977	BNP Paribas SA	12/17/25	(1,310)
SEK	27,837,000	EUR	2,521,543	Deutsche Bank AG	12/17/25	(2,480)
SEK	73,951,000	EUR	6,743,336	Goldman Sachs International	12/17/25	(59,267)
SEK	65,073,000	EUR	5,946,356	Morgan Stanley & Co. International PLC	12/17/25	(66,980)
SEK	35,344,000	EUR	3,229,421	Royal Bank of Canada	12/17/25	(36,019)
SGD	15,217,000	USD	11,947,327	Citibank N.A.	12/17/25	(83,718)
SGD	27,486,200	USD	21,594,150	Royal Bank of Canada	12/17/25	(165,121)
THB	1,267,147,280	USD	40,220,514	Morgan Stanley & Co. International PLC	12/17/25	(877,484)
TWD	71,629,000	USD	2,399,382	Citibank N.A.	12/17/25	(34,533)
TWD	229,643,000	USD	7,643,556	Deutsche Bank AG	12/17/25	(61,835)
TWD	116,472,500	USD	3,882,934	Goldman Sachs International	12/17/25	(37,566)
TWD	584,528,000	USD	19,540,935	Morgan Stanley & Co. International PLC	12/17/25	(242,597)
TWD	245,523,000	USD	8,132,836	Societe Generale	12/17/25	(26,833)
USD	1,734,505	AUD	2,652,689	Goldman Sachs International	12/17/25	(22,360)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,743,840	AUD	13,217,500	Goldman Sachs International	12/17/25	$ (10,060)
USD	5,071,452	AUD	7,667,811	HSBC Bank PLC	12/17/25	(6,910)
USD	20,434,079	AUD	30,931,500	HSBC Bank PLC	12/17/25	(51,737)
USD	9,532,131	AUD	14,572,561	Morgan Stanley & Co. International PLC	12/17/25	(119,221)
USD	9,752,088	AUD	14,752,689	Morgan Stanley & Co. International PLC	12/17/25	(18,562)
USD	10,674,770	CLP	10,310,867,500	Citibank N.A.	12/17/25	(49,270)
USD	1,664,302	COP	6,617,977,000	Goldman Sachs International	12/17/25	(6,576)
USD	11,177,473	EUR	9,528,000	Morgan Stanley & Co. International PLC	12/17/25	(57,933)
USD	1,418,849	EUR	1,206,000	Toronto-Dominion Bank	12/17/25	(3,264)
USD	3,950,575	IDR	66,361,489,330	Societe Generale	12/17/25	(18,367)
USD	5,248,767	MXN	98,934,000	Citibank N.A.	12/17/25	(109,911)
USD	7,115,771	MXN	131,662,000	Morgan Stanley & Co. International PLC	12/17/25	(15,592)
USD	22,454,536	NZD	38,622,150	JPMorgan Chase Bank N.A.	12/17/25	(2,003)
USD	1,623,047	SGD	2,087,000	Morgan Stanley & Co. International PLC	12/17/25	(4,038)
USD	3,675,502	ZAR	64,236,000	Barclays Bank PLC	12/17/25	(23,873)
USD	3,536,019	ZAR	61,735,000	Citibank N.A.	12/17/25	(19,322)
USD	3,896,777	ZAR	68,065,000	Deutsche Bank AG	12/17/25	(23,111)
						(7,593,440)
						$ (381,393)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	303,763	$ 24,675,514	$ 22,462,257	$ 2,213,257

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Tokyo Overnight Average Rate, 0.48%	Annual	0.92%	Annual	12/17/25 (a)	12/17/27	JPY	23,787,000	$ (331,385)	$ 766	$ (332,151)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.06%	Annual	12/17/25 (a)	12/17/27	EUR	246,250	(634,082)	(186,832)	(447,250)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.15%	Annual	12/17/25 (a)	12/17/27	EUR	68,670	(28,927)	8,204	(37,131)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.16%	Annual	12/17/25 (a)	12/17/27	EUR	72,000	(27,369)	(17,372)	(9,997)
3.09%	Annual	1-day SOFR, 4.24%	Annual	12/17/25 (a)	12/17/27	USD	1,067,383	4,256,380	589,330	3,667,050
1-day SOFR, 4.24%	Annual	3.15%	Annual	12/17/25 (a)	12/17/27	USD	43,670	(126,107)	(7,697)	(118,410)
1-day SOFR, 4.24%	Annual	3.17%	Annual	12/17/25 (a)	12/17/27	USD	133,540	(344,051)	40,923	(384,974)
3.65%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/27	GBP	216,090	461,059	139,947	321,112
3.70%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/27	GBP	32,230	25,735	6,595	19,140
2.30%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25 (a)	12/17/30	EUR	102,170	595,317	249,933	345,384
2.38%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25 (a)	12/17/30	EUR	28,508	40,765	(11,362)	52,127
2.40%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25 (a)	12/17/30	EUR	29,980	20,771	22,129	(1,358)
1-day SOFR, 4.24%	Annual	3.16%	Annual	12/17/25 (a)	12/17/30	USD	448,750	(4,238,041)	(363,326)	(3,874,715)
3.16%	Annual	1-day SOFR, 4.24%	Annual	12/17/25 (a)	12/17/30	USD	321,655	3,037,743	261,725	2,776,018
3.19%	Annual	1-day SOFR, 4.24%	Annual	12/17/25 (a)	12/17/30	USD	18,710	152,722	13,858	138,864
3.22%	Annual	1-day SOFR, 4.24%	Annual	12/17/25 (a)	12/17/30	USD	55,440	387,724	(41,577)	429,301
3.74%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/30	GBP	54,175	341,116	32,627	308,489
1-day SONIA, 3.97%	Annual	3.74%	Annual	12/17/25 (a)	12/17/30	GBP	2,037	(12,828)	(2,293)	(10,535)
1-day SONIA, 3.97%	Annual	3.81%	Annual	12/17/25 (a)	12/17/30	GBP	13,730	(25,300)	(6,965)	(18,335)
7.33%	Monthly	1-day TIIEFONDEO, 7.85%	Monthly	03/18/26 (a)	03/12/31	MXN	50,530	5,157	25	5,132
0.15%	Annual	1-day SSARON, (0.05%)	Annual	03/18/26 (a)	03/18/31	CHF	7,260	25,310	5,927	19,383
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.18%	Annual	1-day SSARON, (0.05%)	Annual	03/18/26 (a)	03/18/31	CHF	6,430	$ 11,371	$ 90	$ 11,281
0.19%	Annual	1-day SSARON, (0.05%)	Annual	03/18/26 (a)	03/18/31	CHF	5,020	4,534	(1,092)	5,626
0.20%	Annual	1-day SSARON, (0.05%)	Annual	03/18/26 (a)	03/18/31	CHF	2,690	2,011	(6,684)	8,695
1.06%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26 (a)	03/18/31	THB	358,810	47,691	126	47,565
1.08%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26 (a)	03/18/31	THB	593,230	63,279	208	63,071
1.09%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26 (a)	03/18/31	THB	242,530	22,415	85	22,330
1.10%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26 (a)	03/18/31	THB	411,150	34,484	144	34,340
1.14%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26 (a)	03/18/31	THB	429,000	7,962	149	7,813
1.18%	Quarterly	1-day THOR, 1.50%	Quarterly	03/18/26 (a)	03/18/31	THB	601,540	(24,245)	209	(24,454)
1.18%	At Termination	1-day THOR, 1.50%	At Termination	03/18/26 (a)	03/18/31	THB	218,590	(9,958)	75	(10,033)
1-day SORA, 1.20%	Semi-Annual	1.46%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	15,960	(66,774)	139	(66,913)
1-day SORA, 1.20%	Semi-Annual	1.50%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	7,980	(21,929)	69	(21,998)
1.60%	Semi-Annual	1-day SORA, 1.20%	Semi-Annual	03/18/26 (a)	03/18/31	SGD	2,910	(2,098)	25	(2,123)
3-mo. STIBOR, 1.89%	Quarterly	2.27%	Annual	03/18/26 (a)	03/18/31	SEK	82,400	(70,880)	(3,776)	(67,104)
3-mo. STIBOR, 1.89%	Quarterly	2.30%	Annual	03/18/26 (a)	03/18/31	SEK	70,240	(51,222)	(10,296)	(40,926)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.40%	Annual	03/18/26 (a)	03/18/31	EUR	84,400	(209,787)	230,261	(440,048)
6-mo. EURIBOR, 2.10%	Semi-Annual	2.43%	Annual	03/18/26 (a)	03/18/31	EUR	8,370	(6,465)	5,975	(12,440)
2.48%	Quarterly	3-mo. KRW CDC, 2.57%	Quarterly	03/18/26 (a)	03/18/31	KRW	11,425,740	70,772	91	70,681
6-mo. EURIBOR, 2.10%	Semi-Annual	2.49%	Annual	03/18/26 (a)	03/18/31	EUR	14,610	42,325	17,916	24,409
3-mo. KRW CDC, 2.57%	Quarterly	2.51%	Quarterly	03/18/26 (a)	03/18/31	KRW	286,930,390	(1,537,188)	2,304	(1,539,492)
2.53%	Quarterly	3-mo. KRW CDC, 2.57%	Quarterly	03/18/26 (a)	03/18/31	KRW	8,010,280	36,882	64	36,818
3-mo. KRW CDC, 2.57%	Quarterly	2.60%	Quarterly	03/18/26 (a)	03/18/31	KRW	11,465,900	(23,242)	91	(23,333)
3-mo. KRW CDC, 2.57%	Quarterly	2.65%	Quarterly	03/18/26 (a)	03/18/31	KRW	10,891,040	(7,314)	86	(7,400)
2.82%	Quarterly	3-mo. HIBOR, 3.53%	Quarterly	03/18/26 (a)	03/18/31	HKD	65,380	52,733	94	52,639
2.83%	Quarterly	3-mo. HIBOR, 3.53%	Quarterly	03/18/26 (a)	03/18/31	HKD	101,190	78,591	145	78,446
2.95%	Quarterly	3-mo. HIBOR, 3.53%	Quarterly	03/18/26 (a)	03/18/31	HKD	8,601	640	12	628
3.00%	Quarterly	3-mo. HIBOR, 3.53%	Quarterly	03/18/26 (a)	03/18/31	HKD	9,699	(2,176)	14	(2,190)
3.00%	Quarterly	3-mo. HIBOR, 3.53%	Quarterly	03/18/26 (a)	03/18/31	HKD	36,900	(8,831)	53	(8,884)
3.15%	Annual	1-day SOFR, 4.24%	Annual	03/18/26 (a)	03/18/31	USD	148,530	1,423,261	7,752	1,415,509
3.16%	Annual	1-day SOFR, 4.24%	Annual	03/18/26 (a)	03/18/31	USD	11,180	103,155	18,537	84,618
3-mo. BBR, 3.23%	Quarterly	3.25%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	11,890	7,067	77	6,990
3-mo. BBR, 3.23%	Quarterly	3.27%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	15,970	15,857	103	15,754
3.38%	Annual	1-day SOFR, 4.24%	Annual	03/18/26 (a)	03/18/31	USD	10,610	(8,912)	118	(9,030)
3.38%	Annual	1-day SOFR, 4.24%	Annual	03/18/26 (a)	03/18/31	USD	7,140	(5,045)	(1,071)	(3,974)
3-mo. BBR, 3.23%	Quarterly	3.44%	Semi-Annual	03/18/26 (a)	03/18/31	NZD	38,160	218,400	251	218,149
3.75%	Annual	1-day SHIR, 0.00%	Annual	03/18/26 (a)	03/18/31	ILS	28,330	15,693	95	15,598
6-mo. PRIBOR, 3.50%	Semi-Annual	3.79%	Annual	03/18/26 (a)	03/18/31	CZK	177,600	(76,294)	94	(76,388)
6-mo. NIBOR, 4.23%	Semi-Annual	3.81%	Annual	03/18/26 (a)	03/18/31	NOK	471,180	(459,853)	93,842	(553,695)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.81%	Annual	03/18/26 (a)	03/18/31	CZK	266,530	(102,550)	144	(102,694)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.81%	Annual	03/18/26 (a)	03/18/31	CZK	99,320	(39,734)	54	(39,788)
6-mo. BBSW, 3.75%	Semi-Annual	3.82%	Semi-Annual	03/18/26 (a)	03/18/31	AUD	99,270	(412,960)	725	(413,685)
3.83%	Annual	1-day SHIR, 0.00%	Annual	03/18/26 (a)	03/18/31	ILS	24,560	(9,875)	82	(9,957)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.83%	Annual	03/18/26 (a)	03/18/31	CZK	190,940	(64,895)	(2,927)	(61,968)
3.84%	Annual	1-day SHIR, 0.00%	Annual	03/18/26 (a)	03/18/31	ILS	7,670	(4,917)	26	(4,943)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.84%	Annual	03/18/26 (a)	03/18/31	CZK	195,460	(65,376)	105	(65,481)
3.86%	Annual	1-day SONIA, 3.97%	Annual	03/18/26 (a)	03/18/31	GBP	85,880	(15,893)	(445,826)	429,933
6-mo. NIBOR, 4.23%	Semi-Annual	3.89%	Annual	03/18/26 (a)	03/18/31	NOK	78,210	(48,628)	(4,790)	(43,838)
6-mo. NIBOR, 4.23%	Semi-Annual	3.90%	Annual	03/18/26 (a)	03/18/31	NOK	97,370	(60,084)	(7,307)	(52,777)
6-mo. PRIBOR, 3.50%	Semi-Annual	3.92%	Annual	03/18/26 (a)	03/18/31	CZK	223,540	(36,156)	121	(36,277)
6-mo. NIBOR, 4.23%	Semi-Annual	3.97%	Annual	03/18/26 (a)	03/18/31	NOK	132,920	(37,863)	(29,915)	(7,948)
6-mo. NIBOR, 4.23%	Semi-Annual	4.03%	Annual	03/18/26 (a)	03/18/31	NOK	69,200	(945)	(1,799)	854
4.06%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	03/18/26 (a)	03/18/31	PLN	293,960	238,814	908	237,906
4.08%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	03/18/26 (a)	03/18/31	PLN	26,540	15,073	82	14,991
4.08%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	03/18/26 (a)	03/18/31	PLN	35,840	20,995	110	20,885
4.16%	Annual	6-mo. WIBOR, 4.58%	Semi-Annual	03/18/26 (a)	03/18/31	PLN	22,540	(9,108)	69	(9,177)
1-day MIBOR, 5.74%	Semi-Annual	5.74%	Semi-Annual	03/18/26 (a)	03/18/31	INR	1,056,030	(23,924)	134	(24,058)
6.10%	Annual	6-mo. BUBOR, 6.48%	Semi-Annual	03/18/26 (a)	03/18/31	HUF	843,530	16,070	28	16,042
3-mo. JIBAR, 7.00%	Quarterly	7.06%	Quarterly	03/18/26 (a)	03/18/31	ZAR	335,910	(53,060)	216	(53,276)
3-mo. JIBAR, 7.00%	Quarterly	7.08%	Quarterly	03/18/26 (a)	03/18/31	ZAR	201,630	(23,471)	130	(23,601)
3-mo. JIBAR, 7.00%	Quarterly	7.10%	Quarterly	03/18/26 (a)	03/18/31	ZAR	187,580	(13,820)	120	(13,940)
3-mo. JIBAR, 7.00%	Quarterly	7.14%	Quarterly	03/18/26 (a)	03/18/31	ZAR	269,220	6,053	172	5,881

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.43%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	12/17/25 (a)	12/17/35	JPY	5,058,000	$ 336,218	$ 621	$ 335,597
6-mo. EURIBOR, 2.10%	Semi-Annual	2.63%	Annual	12/17/25 (a)	12/17/35	EUR	78,529	(558,709)	(105,615)	(453,094)
3.50%	Annual	1-day SOFR, 4.24%	Annual	12/17/25 (a)	12/17/35	USD	119,327	1,559,247	(50,906)	1,610,153
3.50%	Annual	1-day SOFR, 4.24%	Annual	12/17/25 (a)	12/17/35	USD	10,400	137,190	21,776	115,414
1-day SOFR, 4.24%	Annual	3.51%	Annual	12/17/25 (a)	12/17/35	USD	473,625	(5,872,417)	(661,662)	(5,210,755)
3.52%	Annual	1-day SOFR, 4.24%	Annual	12/17/25 (a)	12/17/35	USD	46,440	522,227	(49,469)	571,696
1-day SONIA, 3.97%	Annual	4.10%	Annual	12/17/25 (a)	12/17/35	GBP	21,947	(238,100)	(29,547)	(208,553)
4.10%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/35	GBP	6,965	8,358	284	8,074
4.10%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/35	GBP	8,477	70,222	29,746	40,476
4.11%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/35	GBP	15,280	94,833	13,830	81,003
4.11%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/35	GBP	7,010	43,833	(14,889)	58,722
1-day SONIA, 3.97%	Annual	4.12%	Annual	12/17/25 (a)	12/17/35	GBP	356,444	(1,955,545)	(451,185)	(1,504,360)
4.13%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/35	GBP	106,132	429,889	(316,797)	746,686
4.13%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/35	GBP	14,900	66,129	(15,021)	81,150
2.79%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	03/18/26 (a)	03/18/36	EUR	7,840	(45,575)	(16,763)	(28,812)
2.88%	Annual	6-mo. EURIBOR, 2.10%	Semi-Annual	12/17/25 (a)	12/17/55	EUR	34,396	207,573	154,944	52,629
1-day SOFR, 4.24%	Annual	3.82%	Annual	12/17/25 (a)	12/17/55	USD	4,880	(87,277)	(20,239)	(67,038)
1-day SOFR, 4.24%	Annual	3.84%	Annual	12/17/25 (a)	12/17/55	USD	22,670	(345,469)	42,360	(387,829)
1-day SOFR, 4.24%	Annual	3.85%	Annual	12/17/25 (a)	12/17/55	USD	29,259	(411,012)	(25,435)	(385,577)
3.86%	Annual	1-day SOFR, 4.24%	Annual	12/17/25 (a)	12/17/55	USD	114,428	1,383,995	598,616	785,379
1-day SONIA, 3.97%	Annual	4.59%	Annual	12/17/25 (a)	12/17/55	GBP	4,423	(56,458)	(17,978)	(38,480)
1-day SONIA, 3.97%	Annual	4.59%	Annual	12/17/25 (a)	12/17/55	GBP	15,010	(183,463)	93,559	(277,022)
1-day SONIA, 3.97%	Annual	4.60%	Annual	12/17/25 (a)	12/17/55	GBP	7,740	(75,582)	(1,639)	(73,943)
1-day SONIA, 3.97%	Annual	4.61%	Annual	12/17/25 (a)	12/17/55	GBP	7,850	(55,581)	20,480	(76,061)
4.63%	Annual	1-day SONIA, 3.97%	Annual	12/17/25 (a)	12/17/55	GBP	167,850	503,795	285,836	217,959
1-day SONIA, 3.97%	Annual	4.64%	Annual	12/17/25 (a)	12/17/55	GBP	54,160	(56,439)	448,490	(504,929)
								$ (2,055,753)	$ 534,999	$ (2,590,752)

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.94%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	05/15/35	EUR	6,340	$ (5,384)	$ 4,622	$ (10,006)
1.95%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	05/15/35	EUR	6,120	(11,912)	5,034	(16,946)
1.93%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	06/15/35	EUR	6,040	15,236	(345)	15,581
2.45%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/16/35	USD	620	6,226	13	6,213
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/17/35	USD	7,610	63,376	158	63,218
2.47%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/18/35	USD	7,620	60,209	159	60,050
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/20/35	USD	22,940	117,709	477	117,232
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	06/23/35	USD	22,820	137,148	475	136,673
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/02/35	USD	4,750	26,360	(2,179)	28,539
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/07/35	USD	7,530	48,925	14,683	34,242
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/08/35	USD	25,330	69,227	527	68,700
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.57%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/10/35	USD	22,720	$ (15,183)	$ 473	$ (15,656)
2.57%	At Termination	US CPI for All Urban Consumers NSA	At Termination	07/11/35	USD	37,800	(23,890)	(25,641)	1,751
2.61%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/01/35	USD	15,420	(53,510)	321	(53,831)
1.98%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	08/15/35	EUR	6,160	666	7,620	(6,954)
2.00%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	08/15/35	EUR	18,350	(44,516)	(26,558)	(17,958)
3.19%	At Termination	UK RPI All Items NSA	At Termination	08/15/35	GBP	16,590	68,739	55,229	13,510
3.21%	At Termination	UK RPI All Items NSA	At Termination	08/15/35	GBP	16,450	21,904	11,280	10,624
3.22%	At Termination	UK RPI All Items NSA	At Termination	08/15/35	GBP	11,050	(872)	13,299	(14,171)
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/27/35	USD	15,260	5,168	317	4,851
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	08/28/35	USD	22,750	(68,731)	10,115	(78,846)
2.59%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/03/35	USD	7,580	(24,868)	7,344	(32,212)
1.98%	Quarterly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Quarterly	09/15/35	EUR	6,100	(9,826)	150	(9,976)
1.98%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	09/15/35	EUR	6,110	(10,708)	5,204	(15,912)
3.18%	At Termination	UK RPI All Items NSA	At Termination	09/15/35	GBP	5,970	6,702	15,016	(8,314)
2.55%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/18/35	USD	5,460	3,059	114	2,945
2.54%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/19/35	USD	14,960	20,706	311	20,395
2.56%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/22/35	USD	37,570	(19,332)	53,934	(73,266)
							$ 382,628	$ 152,152	$ 230,476
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.14%	Quarterly	3-mo. KLIBOR, 3.22%	Quarterly	Goldman Sachs International	03/18/26	03/18/31	MYR	39,950	$ 53,635	$ —	$ 53,635
3.25%	At Termination	3-mo. KLIBOR, 3.22%	At Termination	Goldman Sachs International	03/18/26	03/18/31	MYR	20,540	1,710	—	1,710
4.83%	Semi-Annual	1-day CLP Interbank Rate, 25,727.46%	Semi-Annual	HSBC Bank PLC	03/18/26	03/18/31	CLP	6,039,650	16,797	—	16,797
4.89%	Semi-Annual	1-day CLP Interbank Rate, 25,727.46%	Semi-Annual	HSBC Bank PLC	03/18/26	03/18/31	CLP	4,691,770	(974)	—	(974)
									$ 71,168	$ —	$ 71,168

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
ADT, Inc.	Morgan Stanley & Co. International PLC	$ 32,101,478	10/03/28	0.20%	1D FEDL01	Monthly	$ (110,188)
Albertsons Cos, Inc., Class A	Barclays Bank PLC	5,585,285	01/23/26	0.20%	1D OBFR01	Monthly	(4,760)
Albertsons Cos, Inc., Class A	Goldman Sachs Bank USA	1,072,334	08/18/26	0.20%	1D FEDL01	Monthly	(51,868)
Alcoa Corp.	Morgan Stanley & Co. International PLC	34,888,094	10/03/28	0.20%	1D FEDL01	Monthly	277,993
Alcon AG	BNP Paribas SA	35,786,938	06/16/26	0.20%	1D OBFR01	Monthly	(1,271,298)
Allison Transmission Holdings, Inc.	Bank of America N.A.	22,772,663	02/15/28	0.20%	1D OBFR01	Monthly	(730,176)
Allstate Corp.	Barclays Bank PLC	7,224,448	01/23/26	0.20%	1D OBFR01	Monthly	286,584
Allstate Corp.	HSBC Bank PLC	22,697,126	02/09/28	0.20%	1D OBFR01	Monthly	1,624,865
Allstate Corp.	HSBC Bank PLC	26,425,897	02/09/28	0.20%	1D OBFR01	Monthly	1,891,805
Ally Financial, Inc.	BNP Paribas SA	15,907,991	06/16/26	0.20%	1D OBFR01	Monthly	(1,429,392)
Altria Group, Inc.	Bank of America N.A.	34,862,412	02/15/28	0.20%	1D OBFR01	Monthly	628,587
Altria Group, Inc.	Barclays Bank PLC	30,253,938	01/23/26	0.20%	1D OBFR01	Monthly	1,076,602
Amdocs Ltd.	Barclays Bank PLC	2,505,182	01/23/26	20.00%	1D OBFR01	Monthly	1,528
American Electric Power Co., Inc.	Barclays Bank PLC	29,267,149	01/23/26	0.20%	1D OBFR01	Monthly	1,490,014
American Express Co.	HSBC Bank PLC	5,593,426	02/09/28	0.20%	1D OBFR01	Monthly	98,135
American Homes 4 Rent, Class A	Goldman Sachs Bank USA	919,604	08/18/26	0.20%	1D FEDL01	Monthly	6,775
American International Group, Inc.	Bank of America N.A.	34,227,039	02/15/28	0.20%	1D OBFR01	Monthly	676,373
American International Group, Inc.	HSBC Bank PLC	30,026,336	02/09/28	0.20%	1D OBFR01	Monthly	(87,674)
American Tower Corp.	HSBC Bank PLC	33,933,033	02/09/28	0.20%	1D OBFR01	Monthly	(233,569)
American Water Works Co., Inc.	Bank of America N.A.	10,653,782	02/15/28	0.20%	1D OBFR01	Monthly	124,674
Amgen, Inc.	Goldman Sachs Bank USA	29,542,953	08/18/26	0.20%	1D FEDL01	Monthly	842,650
APA Corp.	Bank of America N.A.	314,623	02/15/28	0.20%	1D OBFR01	Monthly	18,814
APA Corp.	Barclays Bank PLC	27,909,830	01/23/26	0.20%	1D OBFR01	Monthly	792,020
Aptiv PLC	BNP Paribas SA	28,792,458	06/16/26	0.20%	1D OBFR01	Monthly	1,189,254
Aramark	Bank of America N.A.	29,468,957	02/15/28	0.20%	1D OBFR01	Monthly	462,921
Archer-Daniels-Midland Co.	Bank of America N.A.	8,743,377	02/15/28	0.20%	1D OBFR01	Monthly	(114,113)
ATI, Inc.	Bank of America N.A.	16,289,406	02/15/28	0.00%	1D OBFR01	Monthly	605,075
AutoZone, Inc.	Barclays Bank PLC	26,786,500	01/23/26	0.20%	1D OBFR01	Monthly	1,100,060
Ball Corp.	BNP Paribas SA	29,903,892	06/16/26	0.20%	1D OBFR01	Monthly	320,528
Ball Corp.	HSBC Bank PLC	22,981,201	02/09/28	0.20%	1D OBFR01	Monthly	442,822
Barrick Mining Corp.	Bank of America N.A.	6,454,937	02/15/28	0.20%	1D OBFR01	Monthly	831,604
Barrick Mining Corp.	BNP Paribas SA	25,938,362	06/16/26	0.20%	1D OBFR01	Monthly	2,934,040
Bath & Body Works, Inc.	Bank of America N.A.	29,134,997	02/15/28	0.20%	1D OBFR01	Monthly	(727,641)
Bath & Body Works, Inc.	BNP Paribas SA	34,105,973	06/16/26	0.20%	1D OBFR01	Monthly	(762,049)
Best Buy Co., Inc.	Bank of America N.A.	10,172,422	02/15/28	0.20%	1D OBFR01	Monthly	146,003
Best Buy Co., Inc.	HSBC Bank PLC	2,480,155	02/09/28	0.20%	1D OBFR01	Monthly	(44,888)
BorgWarner, Inc.	HSBC Bank PLC	31,145,874	02/09/28	0.20%	1D OBFR01	Monthly	(329,475)
Boston Scientific Corp.	Goldman Sachs Bank USA	29,988,157	08/18/26	0.20%	1D FEDL01	Monthly	(608,556)
Boyd Gaming Corp.	Goldman Sachs Bank USA	124,704	08/18/26	0.20%	1D FEDL01	Monthly	4,452
Bristol-Myers Squibb Co.	Barclays Bank PLC	30,225,795	01/23/26	0.20%	1D OBFR01	Monthly	110,043
Bristol-Myers Squibb Co.	Barclays Bank PLC	35,124,236	01/23/26	0.20%	1D OBFR01	Monthly	123,940
Broadridge Financial Solutions, Inc.	Barclays Bank PLC	27,350,790	01/23/26	0.20%	1D OBFR01	Monthly	(380,657)
Builders FirstSource, Inc.	Citibank N.A.	8,738,945	02/24/28	0.20%	1D OBFR01	Monthly	(11,491)
Camden Property Trust	BNP Paribas SA	34,625,562	06/16/26	0.20%	1D OBFR01	Monthly	(464,718)
Canadian Pacific Kansas City, Ltd.	BNP Paribas SA	34,742,775	06/16/26	0.20%	1D OBFR01	Monthly	(652,129)
Cardinal Health, Inc.	Bank of America N.A.	29,475,611	02/15/28	0.20%	1D OBFR01	Monthly	1,312,250
Carlisle Cos, Inc.	Goldman Sachs Bank USA	11,096,880	08/18/26	0.20%	1D FEDL01	Monthly	(441,207)
Carnival Corp.	Goldman Sachs Bank USA	30,854,582	08/18/26	0.20%	1D FEDL01	Monthly	(2,142,847)
CF Industries Holdings, Inc.	Morgan Stanley & Co. International PLC	33,820,349	10/03/28	0.20%	1D FEDL01	Monthly	1,603,347
CGI, Inc., Class A	SG Americas Securities LLC	7,396,724	12/08/25	0.20%	1D OBFR01	Monthly	(414,636)
Charles River Laboratories International, Inc.	Bank of America N.A.	31,421,919	02/15/28	0.00%	1D OBFR01	Monthly	1,031,953
Chevron Corp.	Barclays Bank PLC	2,782,252	01/23/26	0.20%	1D OBFR01	Monthly	(46,197)
Chevron Corp.	Goldman Sachs Bank USA	3,787,164	08/18/26	0.20%	1D FEDL01	Monthly	(44,675)
Chord Energy Corp.	Barclays Bank PLC	25,195,137	01/23/26	0.20%	1D OBFR01	Monthly	(223,655)
Chubb Ltd.	Bank of America N.A.	30,114,576	02/15/28	0.20%	1D OBFR01	Monthly	869,418
Chubb Ltd.	Barclays Bank PLC	1,342,614	01/23/26	0.20%	1D OBFR01	Monthly	45,492
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Church & Dwight Co., Inc.	Bank of America N.A.	$ 8,730,892	02/15/28	0.00%	1D OBFR01	Monthly	$ (265,921)
Cigna Group	Goldman Sachs Bank USA	383,757	08/18/26	0.20%	1D FEDL01	Monthly	2,786
Cigna Group	SG Americas Securities LLC	31,051,246	12/08/25	0.20%	1D OBFR01	Monthly	(1,304,423)
Cleveland-Cliffs, Inc.	Goldman Sachs Bank USA	1,314,649	08/18/26	0.20%	1D FEDL01	Monthly	(269)
Clorox Co.	HSBC Bank PLC	34,822,817	02/09/28	0.20%	1D OBFR01	Monthly	(711,008)
Coca-Cola Consolidated, Inc.	Barclays Bank PLC	33,940,064	01/23/26	0.20%	1D OBFR01	Monthly	646,506
Colgate-Palmolive Co.	Barclays Bank PLC	33,801,286	01/23/26	0.20%	1D OBFR01	Monthly	239,484
Comcast Corp., Class A	HSBC Bank PLC	31,301,821	02/09/28	0.20%	1D OBFR01	Monthly	(2,307,036)
Consolidated Edison, Inc.	Bank of America N.A.	32,603,670	02/15/28	0.20%	1D OBFR01	Monthly	1,194,672
Corteva, Inc.	Morgan Stanley & Co. International PLC	30,335,414	10/03/28	0.20%	1D FEDL01	Monthly	(896,887)
CRH PLC	Morgan Stanley & Co. International PLC	12,221,925	10/03/28	0.20%	1D FEDL01	Monthly	551,862
Crocs, Inc.	Barclays Bank PLC	33,356,564	01/23/26	0.20%	1D OBFR01	Monthly	2,745,224
Crown Castle, Inc.	Goldman Sachs Bank USA	34,148,860	08/18/26	0.20%	1D FEDL01	Monthly	1,065,551
Crown Holdings, Inc.	Morgan Stanley & Co. International PLC	33,827,960	10/03/28	0.20%	1D FEDL01	Monthly	788,447
CVS Health Corp.	Barclays Bank PLC	22,351,250	01/23/26	0.20%	1D OBFR01	Monthly	77,350
CVS Health Corp.	Goldman Sachs Bank USA	189,453	08/18/26	0.20%	1D FEDL01	Monthly	4,977
Danaher Corp.	Barclays Bank PLC	29,261,251	01/23/26	0.20%	1D OBFR01	Monthly	1,851,691
Darden Restaurants, Inc.	HSBC Bank PLC	32,951,988	02/09/28	0.20%	1D OBFR01	Monthly	(2,862,735)
Darden Restaurants, Inc.	SG Americas Securities LLC	35,666,234	12/08/25	0.20%	1D OBFR01	Monthly	(1,052,694)
DaVita, Inc.	Morgan Stanley & Co. International PLC	33,932,915	10/03/28	0.20%	1D FEDL01	Monthly	439,889
Deere & Co.	Bank of America N.A.	15,289,574	02/15/28	0.20%	1D OBFR01	Monthly	(387,013)
Deere & Co.	BNP Paribas SA	34,102,878	06/16/26	0.20%	1D OBFR01	Monthly	(861,906)
Dell Technologies, Inc., Class C	Goldman Sachs Bank USA	21,175,572	08/18/26	0.20%	1D FEDL01	Monthly	2,363,918
Delta Air Lines, Inc.	Goldman Sachs Bank USA	103,988	08/18/26	0.20%	1D FEDL01	Monthly	(2,973)
Dollar General Corp.	SG Americas Securities LLC	35,706,644	12/08/25	0.20%	1D OBFR01	Monthly	(1,700,773)
Dollar Tree, Inc.	Goldman Sachs Bank USA	17,699,681	08/18/26	0.20%	1D FEDL01	Monthly	(514,054)
Dominion Energy, Inc.	Barclays Bank PLC	30,424,691	01/23/26	0.20%	1D OBFR01	Monthly	686,615
DuPont de Nemours, Inc.	Bank of America N.A.	28,209,614	02/15/28	0.20%	1D OBFR01	Monthly	289,010
Eastman Chemical Co.	Barclays Bank PLC	12,559,254	01/23/26	0.20%	1D OBFR01	Monthly	(253,722)
Eastman Chemical Co.	BNP Paribas SA	7,319,342	06/16/26	0.20%	1D OBFR01	Monthly	(235,927)
eBay, Inc.	Bank of America N.A.	31,466,696	02/15/28	0.20%	1D OBFR01	Monthly	214,827
Encompass Health Corp.	Goldman Sachs Bank USA	770,149	08/18/26	0.20%	1D FEDL01	Monthly	14,580
EQT Corp.	BNP Paribas SA	33,538,389	06/16/26	0.20%	1D OBFR01	Monthly	2,986,318
EQT Corp.	Citibank N.A.	12,744,799	02/24/28	0.20%	1D OBFR01	Monthly	1,137,519
Equinix, Inc.	Barclays Bank PLC	9,829,030	01/23/26	0.20%	1D OBFR01	Monthly	(182,646)
Equitable Holdings, Inc.	Goldman Sachs Bank USA	1,785,215	08/18/26	0.20%	1D FEDL01	Monthly	(72,913)
Equity Residential	Barclays Bank PLC	180,462	01/23/26	0.20%	1D OBFR01	Monthly	(1,548)
Essex Property Trust, Inc.	Citibank N.A.	24,764,763	02/24/28	0.20%	1D OBFR01	Monthly	116,643
Eversource Energy	HSBC Bank PLC	32,261,359	02/09/28	0.20%	1D OBFR01	Monthly	4,244,203
Exelon Corp.	Bank of America N.A.	2,419,312	02/15/28	0.20%	1D OBFR01	Monthly	88,015
Exelon Corp.	Barclays Bank PLC	26,312,856	01/23/26	0.20%	1D OBFR01	Monthly	976,122
Exelon Corp.	Morgan Stanley & Co. International PLC	3,681,188	10/03/28	0.20%	1D FEDL01	Monthly	136,560
FactSet Research Systems, Inc.	BNP Paribas SA	40,061,974	06/16/26	0.20%	1D OBFR01	Monthly	(5,820,403)
Fair Isaac Corp.	Bank of America N.A.	34,197,269	02/15/28	0.20%	1D OBFR01	Monthly	(1,285,581)
Federal Realty Investment Trust	HSBC Bank PLC	35,867,282	02/09/28	0.20%	1D OBFR01	Monthly	(155,102)
FedEx Corp.	Barclays Bank PLC	30,950,219	01/23/26	0.20%	1D OBFR01	Monthly	765,282
FedEx Corp.	BNP Paribas SA	21,160,298	06/16/26	0.20%	1D OBFR01	Monthly	607,323
Fidelity National Information Services, Inc.	BNP Paribas SA	16,912,150	06/16/26	0.20%	1D OBFR01	Monthly	(116,375)
Fiserv, Inc.	Barclays Bank PLC	22,966,568	01/23/26	0.20%	1D OBFR01	Monthly	(272,825)
Fiserv, Inc.	Citibank N.A.	29,607,819	02/24/28	0.20%	1D OBFR01	Monthly	(347,413)
Fox Corp., Class A	Morgan Stanley & Co. International PLC	36,189,743	10/03/28	0.20%	1D FEDL01	Monthly	371,058
Freeport-McMoRan, Inc.	Barclays Bank PLC	151,873	01/23/26	0.20%	1D OBFR01	Monthly	(19,976)
Gap, Inc.	Bank of America N.A.	32,265,026	02/15/28	0.20%	1D OBFR01	Monthly	(2,998,223)
Gap, Inc.	Barclays Bank PLC	35,868,568	01/23/26	0.20%	1D OBFR01	Monthly	(1,858,596)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Gartner, Inc.	Bank of America N.A.	$ 24,385,325	02/15/28	0.20%	1D OBFR01	Monthly	$ 1,578,345
Gen Digital, Inc.	Citibank N.A.	2,878,463	02/24/28	0.20%	1D OBFR01	Monthly	(44,914)
General Electric Co.	Goldman Sachs Bank USA	10,637,726	08/18/26	0.20%	1D FEDL01	Monthly	386,725
General Mills, Inc.	Goldman Sachs Bank USA	28,727,947	08/18/26	0.20%	1D FEDL01	Monthly	826,493
General Motors Co.	BNP Paribas SA	32,241,700	06/16/26	0.20%	1D OBFR01	Monthly	1,104,805
Gilead Sciences, Inc.	Barclays Bank PLC	6,377,257	01/23/26	0.20%	1D OBFR01	Monthly	(63,799)
H&R Block, Inc.	Barclays Bank PLC	28,588,173	01/23/26	0.20%	1D OBFR01	Monthly	245,172
H&R Block, Inc.	BNP Paribas SA	29,593,705	06/16/26	0.20%	1D OBFR01	Monthly	266,615
Halliburton Co.	Citibank N.A.	6,506,706	02/24/28	0.10%	1D OBFR01	Monthly	572,682
Hasbro, Inc.	BNP Paribas SA	19,071,801	06/16/26	0.20%	1D OBFR01	Monthly	(22,907)
Honeywell International, Inc.	Bank of America N.A.	29,631,883	02/15/28	0.20%	1D OBFR01	Monthly	(166,935)
Host Hotels & Resorts, Inc.	BNP Paribas SA	19,245,850	06/16/26	0.20%	1D OBFR01	Monthly	(697,471)
Howmet Aerospace, Inc.	Bank of America N.A.	23,184,806	02/15/28	0.20%	1D OBFR01	Monthly	884,177
Howmet Aerospace, Inc.	Goldman Sachs Bank USA	29,126,517	08/18/26	0.20%	1D FEDL01	Monthly	994,985
IDEX Corp.	Barclays Bank PLC	1,774,630	01/23/26	0.20%	1D OBFR01	Monthly	23,868
Illumina, Inc.	Bank of America N.A.	10,362,970	02/15/28	0.20%	1D OBFR01	Monthly	(610,976)
International Business Machines Corp.	Bank of America N.A.	22,270,331	02/15/28	0.20%	1D OBFR01	Monthly	2,252,759
International Flavors & Fragrances, Inc.	SG Americas Securities LLC	22,138,709	12/08/25	0.20%	1D OBFR01	Monthly	(1,524,963)
Invitation Homes, Inc.	BNP Paribas SA	34,781,792	06/16/26	0.20%	1D OBFR01	Monthly	(349,633)
Jabil, Inc.	Barclays Bank PLC	37,536,101	01/23/26	0.20%	1D OBFR01	Monthly	(2,483,777)
JB Hunt Transport Services, Inc.	Barclays Bank PLC	33,171,619	01/23/26	0.20%	1D OBFR01	Monthly	861,809
Johnson Controls International PLC	Citibank N.A.	30,908,414	02/24/28	0.20%	1D OBFR01	Monthly	186,655
Johnson Controls International PLC	HSBC Bank PLC	34,199,908	02/09/28	0.20%	1D OBFR01	Monthly	886,896
Keysight Technologies, Inc.	Goldman Sachs Bank USA	19,487,718	08/18/26	0.20%	1D FEDL01	Monthly	358,530
Kimberly-Clark Corp.	Bank of America N.A.	33,221,319	02/15/28	0.20%	1D OBFR01	Monthly	(299,196)
Kinder Morgan, Inc.	HSBC Bank PLC	29,476,133	02/09/28	0.20%	1D OBFR01	Monthly	2,037,059
Kinder Morgan, Inc.	HSBC Bank PLC	16,998,867	02/09/28	0.20%	1D OBFR01	Monthly	982,315
Kroger Co.	Barclays Bank PLC	29,207,385	01/23/26	0.20%	1D OBFR01	Monthly	1,299,482
Kroger Co.	Barclays Bank PLC	33,937,681	01/23/26	0.20%	1D OBFR01	Monthly	1,509,935
Labcorp Holdings, Inc.	Goldman Sachs Bank USA	888,577	08/18/26	0.20%	1D FEDL01	Monthly	38,340
Lamb Weston Holdings, Inc.	Barclays Bank PLC	15,711,404	01/23/26	0.20%	1D OBFR01	Monthly	768,971
Lamb Weston Holdings, Inc.	SG Americas Securities LLC	12,720,955	12/08/25	0.20%	1D OBFR01	Monthly	112,692
Las Vegas Sands Corp.	BNP Paribas SA	17,849,728	06/16/26	0.20%	1D OBFR01	Monthly	245,497
Lincoln National Corp.	Barclays Bank PLC	388,604	01/23/26	20.00%	1D OBFR01	Monthly	(24)
Lincoln National Corp.	Barclays Bank PLC	30,376,150	01/23/26	0.20%	1D OBFR01	Monthly	(518,238)
Linde PLC	Citibank N.A.	34,247,748	02/24/28	0.20%	1D OBFR01	Monthly	(197,848)
Lithia Motors, Inc., Class A	Morgan Stanley & Co. International PLC	28,388,982	10/03/28	0.20%	1D FEDL01	Monthly	(1,445,242)
Macy’s, Inc.	Goldman Sachs Bank USA	6,264,254	08/18/26	0.20%	1D FEDL01	Monthly	127,504
Macy’s, Inc.	Morgan Stanley & Co. International PLC	17,696,926	10/03/28	0.20%	1D FEDL01	Monthly	810,635
Manulife Financial Corp.	Barclays Bank PLC	3,105,567	01/23/26	20.00%	1D OBFR01	Monthly	(348)
Marathon Petroleum Corp.	Barclays Bank PLC	543,993	01/23/26	0.20%	1D OBFR01	Monthly	(466)
Marsh & McLennan Cos., Inc.	BNP Paribas SA	29,387,804	06/16/26	0.20%	1D OBFR01	Monthly	508,365
Martin Marietta Materials, Inc.	Goldman Sachs Bank USA	9,257,896	08/18/26	0.20%	1D FEDL01	Monthly	283,913
MasTec, Inc.	BNP Paribas SA	33,269,147	06/16/26	0.20%	1D OBFR01	Monthly	3,367,371
Match Group, Inc.	Bank of America N.A.	23,881,049	02/15/28	0.20%	1D OBFR01	Monthly	(1,351,092)
Mattel, Inc.	BNP Paribas SA	28,167,410	06/16/26	0.20%	1D OBFR01	Monthly	(952,862)
McDonald’s Corp.	Bank of America N.A.	3,453,264	02/15/28	0.20%	1D OBFR01	Monthly	20,806
McDonald’s Corp.	Barclays Bank PLC	30,779,239	01/23/26	0.20%	1D OBFR01	Monthly	91,427
McKesson Corp.	Goldman Sachs Bank USA	7,588,292	08/18/26	0.20%	1D FEDL01	Monthly	752,049
MetLife, Inc.	BNP Paribas SA	23,329,136	06/16/26	0.20%	1D OBFR01	Monthly	553,799
MGM Resorts International	Barclays Bank PLC	26,747,236	01/23/26	0.20%	1D OBFR01	Monthly	131,836
MGM Resorts International	BNP Paribas SA	25,005,772	06/16/26	0.20%	1D OBFR01	Monthly	(687,589)
Micron Technology, Inc.	Goldman Sachs Bank USA	11,162,144	08/18/26	0.20%	1D FEDL01	Monthly	584,389
Mid-America Apartment Communities, Inc.	Bank of America N.A.	34,451,419	02/15/28	0.20%	1D OBFR01	Monthly	(215,612)
Mosaic Co.	Goldman Sachs Bank USA	7,202,801	08/18/26	0.20%	1D FEDL01	Monthly	133,268
Motorola Solutions, Inc.	Goldman Sachs Bank USA	339,311	08/18/26	(0.15)%	1D FEDL01	Monthly	(2)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
MSCI, Inc., Class A	HSBC Bank PLC	$ 34,736,234	02/09/28	0.20%	1D OBFR01	Monthly	$ (433,462)
Murphy USA, Inc.	Barclays Bank PLC	30,642,721	01/23/26	0.20%	1D OBFR01	Monthly	568,336
Netflix, Inc.	Bank of America N.A.	30,583,090	02/15/28	0.20%	1D OBFR01	Monthly	(84,963)
New Gold, Inc.	Barclays Bank PLC	3,924,112	01/23/26	0.20%	1D OBFR01	Monthly	183,049
Newmont Corp.	BNP Paribas SA	29,523,587	06/16/26	0.20%	1D OBFR01	Monthly	1,841,504
Newmont Corp.	Citibank N.A.	35,541,652	02/24/28	0.20%	1D OBFR01	Monthly	250,473
NRG Energy, Inc.	BNP Paribas SA	4,221,920	06/16/26	0.20%	1D OBFR01	Monthly	(103,532)
NRG Energy, Inc.	HSBC Bank PLC	23,742,668	02/09/28	0.20%	1D OBFR01	Monthly	2,280,106
Nutrien Ltd.	Bank of America N.A.	34,332,517	02/15/28	0.20%	1D OBFR01	Monthly	968,045
Omnicom Group, Inc.	HSBC Bank PLC	11,644,913	02/09/28	0.20%	1D OBFR01	Monthly	382,066
O’Reilly Automotive, Inc.	Goldman Sachs Bank USA	12,493,064	08/18/26	0.20%	1D FEDL01	Monthly	178,061
Otis Worldwide Corp.	Citibank N.A.	35,685,995	02/24/28	0.20%	1D OBFR01	Monthly	838,919
Ovintiv, Inc.	Barclays Bank PLC	2,819,209	01/23/26	0.20%	1D OBFR01	Monthly	(88,835)
Ovintiv, Inc.	BNP Paribas SA	24,166,417	06/16/26	0.20%	1D OBFR01	Monthly	(160,911)
Packaging Corp. of America	Goldman Sachs Bank USA	30,448,747	08/19/26	0.20%	1D FEDL01	Monthly	879,781
PayPal Holdings, Inc.	BNP Paribas SA	20,796,289	06/16/26	0.20%	1D OBFR01	Monthly	(31,965)
Pfizer, Inc.	Bank of America N.A.	29,653,986	02/15/28	0.20%	1D OBFR01	Monthly	1,871,144
Pilgrim’s Pride Corp.	Morgan Stanley & Co. International PLC	33,338,487	10/03/28	0.20%	1D FEDL01	Monthly	(360,296)
Prudential Financial, Inc.	BNP Paribas SA	2,636,145	06/16/26	0.20%	1D OBFR01	Monthly	(42,748)
Quest Diagnostics, Inc.	Citibank N.A.	30,765,845	02/24/28	0.20%	1D OBFR01	Monthly	981,162
Ralph Lauren Corp., Class A	Citibank N.A.	18,977,083	02/24/28	0.20%	1D OBFR01	Monthly	364,552
Regal Rexnord Corp.	Barclays Bank PLC	35,227,651	01/23/26	0.20%	1D OBFR01	Monthly	(178,374)
Reinsurance Group of America, Inc.	SG Americas Securities LLC	29,995,066	12/08/25	0.20%	1D OBFR01	Monthly	96,526
Reliance, Inc.	Barclays Bank PLC	777,625	01/23/26	20.00%	1D OBFR01	Monthly	(7)
Republic Services, Inc.	Barclays Bank PLC	9,620,469	01/23/26	0.20%	1D OBFR01	Monthly	126,694
Revvity, Inc.	Goldman Sachs Bank USA	274,633	08/18/26	0.20%	1D FEDL01	Monthly	7,249
Rocket Cos, Inc., Class A	Bank of America N.A.	20,185,575	02/15/28	0.00%	1D OBFR01	Monthly	(1,624,090)
Rockwell Automation, Inc.	Morgan Stanley & Co. International PLC	10,329,326	10/03/28	0.20%	1D FEDL01	Monthly	127,213
Royal Caribbean Cruises Ltd.	Barclays Bank PLC	28,376,594	01/23/26	0.20%	1D OBFR01	Monthly	(474,937)
Royal Caribbean Cruises Ltd.	BNP Paribas SA	21,177,707	06/16/26	0.20%	1D OBFR01	Monthly	(122,680)
Ryder System, Inc.	BNP Paribas SA	27,664,330	06/16/26	0.20%	1D OBFR01	Monthly	195,157
Ryman Hospitality Properties, Inc.	Bank of America N.A.	17,721,180	02/15/28	0.20%	1D OBFR01	Monthly	(1,731,246)
Schlumberger NV	BNP Paribas SA	25,282,206	06/16/26	0.20%	1D OBFR01	Monthly	(290,851)
Sealed Air Corp.	Bank of America N.A.	9,181,402	02/15/28	0.20%	1D OBFR01	Monthly	463,845
Service Corp. International	Morgan Stanley & Co. International PLC	28,341,604	10/03/28	0.20%	1D FEDL01	Monthly	523,753
Sirius XM Holdings, Inc.	Goldman Sachs Bank USA	11,139,413	08/18/26	0.20%	1D FEDL01	Monthly	211,781
Smurfit WestRock PLC	HSBC Bank PLC	37,320,710	02/09/28	0.20%	1D OBFR01	Monthly	(3,160,669)
Southern Copper Corp.	SG Americas Securities LLC	29,193,924	12/08/25	0.20%	1D OBFR01	Monthly	5,074,135
Southwest Airlines Co.	Goldman Sachs Bank USA	4,462,323	08/18/26	0.20%	1D FEDL01	Monthly	60,792
Stanley Black & Decker, Inc.	Bank of America N.A.	27,404,006	02/15/28	0.20%	1D OBFR01	Monthly	(1,475,547)
Starbucks Corp.	Goldman Sachs Bank USA	2,449,297	08/18/26	0.20%	1D FEDL01	Monthly	719
Sun Communities, Inc.	HSBC Bank PLC	35,954,775	02/09/28	0.20%	1D OBFR01	Monthly	(86,196)
Tapestry, Inc.	Barclays Bank PLC	32,129,648	01/23/26	0.20%	1D OBFR01	Monthly	(186,210)
Target Corp.	Barclays Bank PLC	29,201,983	01/23/26	0.20%	1D OBFR01	Monthly	1,056,249
TC Energy Corp.	Barclays Bank PLC	34,896,147	01/23/26	0.20%	1D OBFR01	Monthly	1,009,665
TELUS Corp.	Goldman Sachs Bank USA	444,677	08/18/26	0.20%	1D FEDL01	Monthly	2,481
Tenet Healthcare Corp.	Citibank N.A.	34,768,566	02/24/28	0.20%	1D OBFR01	Monthly	1,608,893
T-Mobile US, Inc.	BNP Paribas SA	22,124,593	06/16/26	0.20%	1D OBFR01	Monthly	55,161
TransDigm Group, Inc.	Barclays Bank PLC	29,584,424	01/23/26	0.20%	1D OBFR01	Monthly	519,153
Transocean Ltd.	Barclays Bank PLC	31,655,033	01/23/26	0.20%	1D OBFR01	Monthly	(2,362,763)
Twilio, Inc., Class A	Bank of America N.A.	34,813,781	02/15/28	0.20%	1D OBFR01	Monthly	(1,462,792)
Uber Technologies, Inc.	Barclays Bank PLC	36,383,995	01/23/26	0.20%	1D OBFR01	Monthly	(519,824)
UDR, Inc.	Goldman Sachs Bank USA	23,235,442	08/18/26	0.20%	1D FEDL01	Monthly	(151,792)
Union Pacific Corp.	Citibank N.A.	30,646,038	02/24/28	0.10%	1D OBFR01	Monthly	1,427,480
United Parcel Service, Inc., Class B	HSBC Bank PLC	29,812,068	02/09/28	0.20%	1D OBFR01	Monthly	(277,029)
Universal Health Services, Inc., Class B	SG Americas Securities LLC	25,107,507	12/08/25	0.19%	1D OBFR01	Monthly	2,524,807
Vail Resorts, Inc.	HSBC Bank PLC	35,839,071	02/09/28	0.20%	1D OBFR01	Monthly	(431,664)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Valero Energy Corp.	Bank of America N.A.	$ 15,116,786	02/15/28	0.20%	1D OBFR01	Monthly	$ 1,149,004
VeriSign, Inc.	BNP Paribas SA	36,470,422	06/16/26	0.20%	1D OBFR01	Monthly	(1,062,602)
Verisk Analytics, Inc.	Barclays Bank PLC	34,023,553	01/23/26	0.20%	1D OBFR01	Monthly	1,021,348
Vistra Corp.	Goldman Sachs Bank USA	1,151,045	08/18/26	0.20%	1D FEDL01	Monthly	(15)
Walt Disney Co.	Bank of America N.A.	15,677,225	02/15/28	0.20%	1D OBFR01	Monthly	(139,346)
Walt Disney Co.	Barclays Bank PLC	29,116,345	01/23/26	0.20%	1D OBFR01	Monthly	501,828
WEC Energy Group, Inc.	BNP Paribas SA	26,296,450	06/16/26	0.20%	1D OBFR01	Monthly	857,828
Weyerhaeuser Co.	Barclays Bank PLC	12,661,998	01/23/26	0.20%	1D OBFR01	Monthly	276,622
Weyerhaeuser Co.	Citibank N.A.	29,393,198	02/24/28	0.20%	1D OBFR01	Monthly	642,143
Williams Cos, Inc.	Bank of America N.A.	7,876,340	02/15/28	0.20%	1D OBFR01	Monthly	659,186
Workday, Inc., Class A	Barclays Bank PLC	28,828,736	01/23/26	0.20%	1D OBFR01	Monthly	(229,290)
WP Carey, Inc.	Barclays Bank PLC	8,571,993	01/23/26	0.20%	1D OBFR01	Monthly	38,587
Wynn Resorts Ltd.	Morgan Stanley & Co. International PLC	34,448,835	10/03/28	0.20%	1D FEDL01	Monthly	606,715
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	35,535,365	10/03/28	0.20%	1D FEDL01	Monthly	649,907
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	31,499,403	10/03/28	0.20%	1D FEDL01	Monthly	576,093
Zoetis, Inc., Class A	Bank of America N.A.	35,130,919	02/15/28	0.20%	1D OBFR01	Monthly	44,116
Total long positions of equity swaps							40,344,219
Short Contracts(b)
AbbVie, Inc.	HSBC Bank PLC	(16,555,899)	02/09/28	(0.15)%	1D OBFR01	Monthly	(765,840)
Advance Auto Parts, Inc.	Barclays Bank PLC	(29,653,689)	01/23/26	(0.20)%	1D OBFR01	Monthly	(589,433)
Advanced Micro Devices, Inc.	BNP Paribas SA	(9,597,291)	06/16/26	0.05%	1D OBFR01	Monthly	(53,968)
AES Corp.	HSBC Bank PLC	(13,119,701)	02/09/28	(0.15)%	1D OBFR01	Monthly	(453,826)
Aflac, Inc.	Goldman Sachs Bank USA	(33,051,694)	08/18/26	(0.15)%	1D FEDL01	Monthly	(704,493)
AGCO Corp.	Barclays Bank PLC	(29,358,157)	01/23/26	(0.20)%	1D OBFR01	Monthly	641,020
Air Products and Chemicals, Inc.	BNP Paribas SA	(4,211,358)	06/16/26	0.08%	1D OBFR01	Monthly	244,373
Albemarle Corp.	Goldman Sachs Bank USA	(32,808,720)	08/19/26	(0.15)%	1D FEDL01	Monthly	(16,194)
Alliant Energy Corp.	Goldman Sachs Bank USA	(500,704)	08/18/26	(0.15)%	1D FEDL01	Monthly	(24,892)
Ally Financial, Inc.	Bank of America N.A.	(30,522,159)	02/15/28	0.00%	1D OBFR01	Monthly	2,742,530
Ally Financial, Inc.	Barclays Bank PLC	(949,294)	01/23/26	(0.20)%	1D OBFR01	Monthly	14,021
Amazon.com, Inc.	Citibank N.A.	(26,773,845)	02/24/28	0.22%	1D OBFR01	Monthly	934,188
Amazon.com, Inc.	Citibank N.A.	(10,145,045)	02/24/28	0.30%	1D OBFR01	Monthly	9,694
Amcor PLC	BNP Paribas SA	(2,242,067)	06/16/26	(0.15)%	1D OBFR01	Monthly	27,078
American Airlines Group, Inc.	Barclays Bank PLC	(31,081,389)	01/23/26	(0.20)%	1D OBFR01	Monthly	2,063,530
American Express Co.	Bank of America N.A.	(15,323,950)	02/15/28	(0.15)%	1D OBFR01	Monthly	(229,442)
Amphenol Corp., Class A	SG Americas Securities LLC	(31,899,412)	12/08/25	0.05%	1D OBFR01	Monthly	(3,812,115)
APA Corp.	Barclays Bank PLC	(34,858,654)	01/23/26	(0.15)%	1D OBFR01	Monthly	(989,212)
Apollo Global Management, Inc.	HSBC Bank PLC	(19,910,026)	02/09/28	(0.15)%	1D OBFR01	Monthly	173,272
Arrow Electronics, Inc.	BNP Paribas SA	(31,196,219)	06/16/26	0.08%	1D OBFR01	Monthly	1,573,483
Arthur J Gallagher & Co.	Bank of America N.A.	(20,510,936)	02/15/28	0.00%	1D OBFR01	Monthly	(1,441,577)
Arthur J Gallagher & Co.	BNP Paribas SA	(13,236,288)	06/16/26	(0.15)%	1D OBFR01	Monthly	(930,291)
AT&T, Inc.	Barclays Bank PLC	(31,310,180)	01/23/26	(0.20)%	1D OBFR01	Monthly	736,201
AutoNation, Inc.	HSBC Bank PLC	(24,550,661)	02/09/28	(0.15)%	1D OBFR01	Monthly	908,843
Avantor, Inc.	Barclays Bank PLC	(31,095,739)	01/23/26	(0.20)%	1D OBFR01	Monthly	(90,121)
Avis Budget Group, Inc.	BNP Paribas SA	(30,069,167)	06/16/26	0.10%	1D OBFR01	Monthly	(1,623,360)
Avis Budget Group, Inc.	Goldman Sachs Bank USA	(4,417,175)	08/18/26	(0.15)%	1D FEDL01	Monthly	(172,862)
Baker Hughes Co., Class A	Goldman Sachs Bank USA	(9,692,403)	08/18/26	(0.15)%	1D FEDL01	Monthly	193,903
Baxter International, Inc.	Bank of America N.A.	(4,456,740)	02/15/28	(0.15)%	1D OBFR01	Monthly	192,876
Baxter International, Inc.	Goldman Sachs Bank USA	(5,483,614)	08/18/26	(0.15)%	1D FEDL01	Monthly	230,689
Baxter International, Inc.	HSBC Bank PLC	(6,469,225)	02/09/28	(0.15)%	1D OBFR01	Monthly	354,478
Baxter International, Inc.	HSBC Bank PLC	(1,131,098)	02/09/28	(0.15)%	1D OBFR01	Monthly	61,978
BCE, Inc.	Bank of America N.A.	(24,031,799)	02/15/28	(0.15)%	1D OBFR01	Monthly	304,328
Biogen, Inc.	BNP Paribas SA	(10,821,872)	06/16/26	(0.15)%	1D OBFR01	Monthly	230,143
Block, Inc., Class A	Goldman Sachs Bank USA	(19,626,355)	08/18/26	(0.15)%	1D FEDL01	Monthly	883,853
Boeing Co.	BNP Paribas SA	(5,282,639)	06/16/26	(0.15)%	1D OBFR01	Monthly	(1,959)
Boeing Co.	Citibank N.A.	(16,482,362)	02/24/28	0.30%	1D OBFR01	Monthly	(290,650)
Boeing Co.	Goldman Sachs Bank USA	(7,654,955)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,398)
Boeing Co.	SG Americas Securities LLC	(36,839,281)	12/08/25	0.04%	1D OBFR01	Monthly	2,313,172
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Booz Allen Hamilton Holding Corp., Class A	Barclays Bank PLC	$ (15,608,353)	01/23/26	(0.20)%	1D OBFR01	Monthly	$ (25,026)
Boyd Gaming Corp.	Morgan Stanley & Co. International PLC	(19,212,510)	10/03/28	(0.15)%	1D FEDL01	Monthly	(676,523)
Broadcom, Inc.	HSBC Bank PLC	(13,324,872)	02/09/28	0.35%	1D OBFR01	Monthly	(81,680)
Brookfield Corp., Class A	Bank of America N.A.	(4,404,005)	02/15/28	(0.05)%	1D OBFR01	Monthly	53,290
Brookfield Corp., Class A	Goldman Sachs Bank USA	(13,359,012)	08/18/26	(0.15)%	1D FEDL01	Monthly	274,428
Brown & Brown, Inc.	Goldman Sachs Bank USA	(2,091,573)	08/18/26	(0.15)%	1D FEDL01	Monthly	(30,614)
Brown-Forman Corp., Cass B	Goldman Sachs Bank USA	(2,867,346)	08/18/26	(0.15)%	1D FEDL01	Monthly	21,346
Brown-Forman Corp., Class B	Bank of America N.A.	(31,671,170)	02/15/28	(0.15)%	1D OBFR01	Monthly	324,120
Bunge Global SA	Barclays Bank PLC	(5,930,832)	01/23/26	(0.20)%	1D OBFR01	Monthly	(315,993)
BXP, Inc.	Goldman Sachs Bank USA	(2,318,361)	08/18/26	(0.15)%	1D FEDL01	Monthly	87,046
Caesars Entertainment, Inc.	Barclays Bank PLC	(15,865,595)	01/23/26	(0.20)%	1D OBFR01	Monthly	(792,047)
Caesars Entertainment, Inc.	HSBC Bank PLC	(31,407,901)	02/09/28	0.35%	1D OBFR01	Monthly	952,267
Campbell’s Co.	BNP Paribas SA	(4,543,780)	06/16/26	(0.15)%	1D OBFR01	Monthly	170,676
Campbell’s Co.	Goldman Sachs Bank USA	(25,245,672)	08/18/26	(0.15)%	1D FEDL01	Monthly	990,779
Campbell’s Co.	HSBC Bank PLC	(11,716,738)	02/09/28	(0.15)%	1D OBFR01	Monthly	544,997
Canadian Natural Resources Ltd.	Bank of America N.A.	(23,834,836)	02/15/28	(0.91)%	1D OBFR01	Monthly	52,090
Canadian Natural Resources Ltd.	BNP Paribas SA	(6,459,522)	06/16/26	(0.15)%	1D OBFR01	Monthly	14,117
Capital One Financial Corp.	Barclays Bank PLC	(13,700,420)	01/23/26	(0.20)%	1D OBFR01	Monthly	779,807
Capital One Financial Corp.	BNP Paribas SA	(6,136,245)	06/16/26	0.05%	1D OBFR01	Monthly	377,878
Capital One Financial Corp.	HSBC Bank PLC	(23,875,348)	02/09/28	(0.15)%	1D OBFR01	Monthly	815,732
Cardinal Health, Inc.	Goldman Sachs Bank USA	(7,430,100)	08/18/26	(0.15)%	1D FEDL01	Monthly	(330,787)
Caterpillar, Inc.	BNP Paribas SA	(9,683,099)	06/16/26	(0.15)%	1D OBFR01	Monthly	(915,357)
Caterpillar, Inc.	HSBC Bank PLC	(17,320,451)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,227,430)
Cboe Global Markets, Inc.	Barclays Bank PLC	(513,702)	01/23/26	(0.20)%	1D OBFR01	Monthly	(18,736)
CBRE Group, Inc., Class A	Barclays Bank PLC	(7,465,263)	01/23/26	(0.20)%	1D OBFR01	Monthly	231,840
CDW Corp.	HSBC Bank PLC	(11,889,990)	02/09/28	(0.15)%	1D OBFR01	Monthly	607,073
Celanese Corp., Class A	Bank of America N.A.	(30,080,741)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,813,712
Celanese Corp., Class A	Goldman Sachs Bank USA	(4,248,976)	08/18/26	(0.15)%	1D FEDL01	Monthly	254,953
Cenovus Energy, Inc.	Bank of America N.A.	(4,528,490)	02/15/28	0.00%	1D OBFR01	Monthly	44,863
Cenovus Energy, Inc.	BNP Paribas SA	(9,432,216)	06/16/26	(0.15)%	1D OBFR01	Monthly	113,014
Centene Corp.	Barclays Bank PLC	(33,612,461)	01/23/26	(0.20)%	1D OBFR01	Monthly	(3,063,154)
CenterPoint Energy, Inc.	BNP Paribas SA	(34,205,299)	06/16/26	(0.15)%	1D OBFR01	Monthly	(455,594)
Charter Communications, Inc., Class A	Goldman Sachs Bank USA	(10,967,031)	08/18/26	(0.15)%	1D FEDL01	Monthly	(188,202)
Charter Communications, Inc., Class A	Morgan Stanley & Co. International PLC	(30,286,659)	10/03/28	(0.15)%	1D FEDL01	Monthly	(1,021,391)
Cisco Systems, Inc.	Barclays Bank PLC	(12,333,684)	01/23/26	0.15%	1D OBFR01	Monthly	(121,971)
Cleveland-Cliffs, Inc.	BNP Paribas SA	(33,514,724)	06/16/26	(0.15)%	1D OBFR01	Monthly	(873,807)
Coca-Cola Co.	Barclays Bank PLC	(33,924,680)	01/23/26	0.20%	1D OBFR01	Monthly	(56,362)
Conagra Brands, Inc.	BNP Paribas SA	(28,753,611)	06/16/26	0.05%	1D OBFR01	Monthly	554,435
ConocoPhillips	BNP Paribas SA	(30,188,030)	06/16/26	0.05%	1D OBFR01	Monthly	(683,024)
ConocoPhillips	Morgan Stanley & Co. International PLC	(14,181,409)	10/03/28	(0.15)%	1D FEDL01	Monthly	(397,653)
Coterra Energy, Inc.	Bank of America N.A.	(905,565)	02/15/28	(0.15)%	1D OBFR01	Monthly	19,849
CSX Corp.	BNP Paribas SA	(28,121,925)	06/16/26	(0.15)%	1D OBFR01	Monthly	(2,604,523)
Cummins, Inc.	Barclays Bank PLC	(36,057,020)	01/23/26	0.08%	1D OBFR01	Monthly	210,478
D.R. Horton, Inc.	HSBC Bank PLC	(37,881,815)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,871,347
D.R. Horton, Inc.	SG Americas Securities LLC	(32,694,098)	12/08/25	(0.03)%	1D OBFR01	Monthly	2,563,519
DaVita, Inc.	SG Americas Securities LLC	(30,653,218)	12/08/25	(0.15)%	1D OBFR01	Monthly	343,047
Dell Technologies, Inc., Class C	HSBC Bank PLC	(28,632,555)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,369,374)
Delta Air Lines, Inc.	BNP Paribas SA	(11,239,216)	06/16/26	(0.15)%	1D OBFR01	Monthly	428,114
Devon Energy Corp.	BNP Paribas SA	(265,403)	06/16/26	(0.15)%	1D OBFR01	Monthly	(702)
Devon Energy Corp.	Citibank N.A.	(28,836,029)	02/24/28	0.05%	1D OBFR01	Monthly	(1,145,916)
Devon Energy Corp.	HSBC Bank PLC	(32,302,430)	02/09/28	(0.15)%	1D OBFR01	Monthly	(514,817)
Dick’s Sporting Goods, Inc.	Morgan Stanley & Co. International PLC	(24,091,407)	10/03/28	(0.15)%	1D FEDL01	Monthly	(327,460)
Dow, Inc.	Barclays Bank PLC	(25,414,918)	01/23/26	(0.20)%	1D OBFR01	Monthly	263,253
Dow, Inc.	BNP Paribas SA	(35,130,037)	06/16/26	(0.15)%	1D OBFR01	Monthly	1,769,822
Ecolab, Inc.	Goldman Sachs Bank USA	(4,626,980)	08/18/26	(0.15)%	1D FEDL01	Monthly	(128,051)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Edison International	HSBC Bank PLC	$ (1,571,166)	02/09/28	(0.15)%	1D OBFR01	Monthly	$ (4,701)
Eli Lilly & Co.	HSBC Bank PLC	(23,472,085)	02/09/28	0.35%	1D OBFR01	Monthly	(1,178,919)
Enbridge, Inc.	Bank of America N.A.	(18,447,983)	02/15/28	0.00%	1D OBFR01	Monthly	(526,441)
Enbridge, Inc.	Barclays Bank PLC	(12,277,578)	01/23/26	(0.15)%	1D OBFR01	Monthly	(316,986)
Equifax, Inc.	Goldman Sachs Bank USA	(1,648,425)	08/18/26	(0.15)%	1D FEDL01	Monthly	16,381
Equity Residential	BNP Paribas SA	(4,751,535)	06/16/26	(0.15)%	1D OBFR01	Monthly	40,033
Estee Lauder Cos, Inc., Class A	Morgan Stanley & Co. International PLC	(16,854,106)	10/03/28	(0.15)%	1D FEDL01	Monthly	(164,157)
Estee Lauder Cos, Inc., Class A	SG Americas Securities LLC	(18,858,492)	12/08/25	0.03%	1D OBFR01	Monthly	133,520
Expedia Group, Inc.	Goldman Sachs Bank USA	(18,031,416)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,144,739
Expedia Group, Inc.	Morgan Stanley & Co. International PLC	(15,404,756)	10/03/28	(0.15)%	1D FEDL01	Monthly	672,679
Fidelity National Financial, Inc., Class A	Barclays Bank PLC	(10,449,406)	01/23/26	(0.20)%	1D OBFR01	Monthly	(291,198)
FirstEnergy Corp.	BNP Paribas SA	(3,637,891)	06/16/26	0.05%	1D OBFR01	Monthly	(186,109)
FMC Corp.	Morgan Stanley & Co. International PLC	(6,201,371)	10/03/28	(0.15)%	1D FEDL01	Monthly	331,624
Ford Motor Co.	BNP Paribas SA	(24,753,634)	06/16/26	0.05%	1D OBFR01	Monthly	(593,409)
Ford Motor Co.	BNP Paribas SA	(31,376,346)	06/16/26	0.05%	1D OBFR01	Monthly	(752,173)
Freeport-McMoRan, Inc.	Barclays Bank PLC	(19,206,049)	01/23/26	(0.20)%	1D OBFR01	Monthly	(727,280)
FTAI Aviation Ltd.	HSBC Bank PLC	(14,756,653)	02/09/28	(0.15)%	1D OBFR01	Monthly	(24,473)
General Electric Co.	Goldman Sachs Bank USA	(1,163,567)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,810)
General Motors Co.	BNP Paribas SA	(18,930,069)	06/16/26	0.08%	1D OBFR01	Monthly	(639,960)
Genuine Parts Co.	Barclays Bank PLC	(18,934,710)	01/23/26	(0.20)%	1D OBFR01	Monthly	(89,110)
Global Payments, Inc.	Goldman Sachs Bank USA	(1,828,797)	08/18/26	(0.15)%	1D FEDL01	Monthly	23,468
Goodyear Tire & Rubber Co.	Barclays Bank PLC	(8,783,105)	01/23/26	(0.20)%	1D OBFR01	Monthly	952,637
Goodyear Tire & Rubber Co.	HSBC Bank PLC	(20,761,819)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,184,985
Graphic Packaging Holding Co.	BNP Paribas SA	(23,347,029)	06/16/26	(0.15)%	1D OBFR01	Monthly	711,506
Halliburton Co.	HSBC Bank PLC	(26,920,596)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,810,605)
Hartford Financial Services Group, Inc.	Barclays Bank PLC	(29,430,664)	01/23/26	(0.20)%	1D OBFR01	Monthly	(603,429)
HCA Healthcare, Inc.	Bank of America N.A.	(29,843,450)	02/15/28	(0.48)%	1D OBFR01	Monthly	(1,704,727)
Hewlett Packard Enterprise Co.	BNP Paribas SA	(36,153,204)	06/16/26	(0.15)%	1D OBFR01	Monthly	407,524
HF Sinclair Corp.	Morgan Stanley & Co. International PLC	(7,142,330)	10/03/28	(0.15)%	1D FEDL01	Monthly	9,539
Hilton Worldwide Holdings, Inc.	Bank of America N.A.	(30,318,426)	02/15/28	(0.15)%	1D OBFR01	Monthly	1,320,039
Home Depot, Inc.	HSBC Bank PLC	(33,873,422)	02/09/28	0.35%	1D OBFR01	Monthly	134,061
Home Depot, Inc.	SG Americas Securities LLC	(31,700,011)	12/08/25	(0.02)%	1D OBFR01	Monthly	1,113,433
Host Hotels & Resorts, Inc.	Goldman Sachs Bank USA	(2,217,227)	08/18/26	(0.15)%	1D FEDL01	Monthly	39,978
HP, Inc.	BNP Paribas SA	(18,051,247)	06/16/26	(0.15)%	1D OBFR01	Monthly	344,585
Humana, Inc.	Goldman Sachs Bank USA	(23,725,089)	08/18/26	(0.15)%	1D FEDL01	Monthly	734,907
Humana, Inc.	HSBC Bank PLC	(3,851,505)	02/09/28	(0.15)%	1D OBFR01	Monthly	623,056
Huntington Ingalls Industries, Inc.	BNP Paribas SA	(16,144,492)	06/16/26	(0.15)%	1D OBFR01	Monthly	(880,490)
Hyatt Hotels Corp., Class A	Barclays Bank PLC	(20,471,447)	01/23/26	(0.20)%	1D OBFR01	Monthly	(430,017)
Intel Corp.	HSBC Bank PLC	(13,258,197)	02/09/28	(0.15)%	1D OBFR01	Monthly	(4,912,249)
International Business Machines Corp.	Goldman Sachs Bank USA	(33,110,731)	08/18/26	(0.05)%	1D FEDL01	Monthly	(1,105,966)
International Paper Co.	Bank of America N.A.	(28,888,053)	02/15/28	(0.15)%	1D OBFR01	Monthly	(526,159)
IQVIA Holdings, Inc.	Goldman Sachs Bank USA	(1,677,407)	08/18/26	(0.15)%	1D FEDL01	Monthly	(32,623)
Iron Mountain, Inc.	Barclays Bank PLC	(25,986,410)	01/23/26	(0.15)%	1D OBFR01	Monthly	626,898
Iron Mountain, Inc.	BNP Paribas SA	(4,930,010)	06/16/26	0.05%	1D OBFR01	Monthly	(104,705)
Iron Mountain, Inc.	Goldman Sachs Bank USA	(8,753,791)	08/18/26	(0.15)%	1D FEDL01	Monthly	(112,746)
J M Smucker Co.	BNP Paribas SA	(25,331,700)	06/16/26	0.05%	1D OBFR01	Monthly	(1,427,775)
KB Home	Bank of America N.A.	(28,082,874)	02/15/28	(0.15)%	1D OBFR01	Monthly	667,717
KB Home	Barclays Bank PLC	(2,245,090)	01/23/26	(0.20)%	1D OBFR01	Monthly	(44,614)
KB Home	BNP Paribas SA	(758,658)	06/16/26	(0.15)%	1D OBFR01	Monthly	7,643
KB Home	Goldman Sachs Bank USA	(1,854,199)	08/18/26	(0.15)%	1D FEDL01	Monthly	44,087
KKR & Co., Inc., Class A	Bank of America N.A.	(33,506,726)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,405,108
KKR & Co., Inc., Class A	Goldman Sachs Bank USA	(3,008,216)	08/18/26	(0.15)%	1D FEDL01	Monthly	208,574
Kohl’s Corp.	Barclays Bank PLC	(4,702,294)	01/23/26	(0.75)%	1D OBFR01	Monthly	423,179
Kraft Heinz Co.	Barclays Bank PLC	(9,566,364)	01/23/26	(0.20)%	1D OBFR01	Monthly	123,297
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Kraft Heinz Co.	SG Americas Securities LLC	$ (21,457,780)	12/08/25	0.07%	1D OBFR01	Monthly	$ 686,011
Lennar Corp., Class A	Barclays Bank PLC	(29,212,639)	01/23/26	(0.15)%	1D OBFR01	Monthly	(975,580)
Lennar Corp., Class A	BNP Paribas SA	(36,969,061)	06/16/26	(0.15)%	1D OBFR01	Monthly	1,891,751
LKQ Corp.	HSBC Bank PLC	(20,424,491)	02/09/28	(0.15)%	1D OBFR01	Monthly	1,296,495
Lockheed Martin Corp.	Barclays Bank PLC	(34,583,757)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,354,871)
Lowe’s Cos., Inc.	Bank of America N.A.	(32,444,828)	02/15/28	(0.15)%	1D OBFR01	Monthly	2,477,870
Lowe’s Cos., Inc.	Goldman Sachs Bank USA	(14,924,545)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,073,343
LyondellBasell Industries NV, Class A	SG Americas Securities LLC	(37,597,787)	12/08/25	(0.15)%	1D OBFR01	Monthly	3,628,858
Marriott International, Inc., Class A	Barclays Bank PLC	(24,486,560)	01/23/26	(0.20)%	1D OBFR01	Monthly	339,344
Marriott International, Inc., Class A	BNP Paribas SA	(7,276,502)	06/16/26	0.07%	1D OBFR01	Monthly	128,987
Marvell Technology, Inc.	Goldman Sachs Bank USA	(30,253,934)	08/18/26	(0.15)%	1D FEDL01	Monthly	(642,548)
Matador Resources Co.	Barclays Bank PLC	(199,124)	01/23/26	(0.20)%	1D OBFR01	Monthly	4,038
McKesson Corp.	HSBC Bank PLC	(29,477,863)	02/09/28	0.35%	1D OBFR01	Monthly	(414,800)
Medtronic PLC	BNP Paribas SA	(32,437,495)	06/16/26	0.05%	1D OBFR01	Monthly	(628,405)
Merck & Co., Inc.	Bank of America N.A.	(2,491,770)	02/15/28	(0.15)%	1D OBFR01	Monthly	(89,497)
Merck & Co., Inc.	HSBC Bank PLC	(30,540,870)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,878,016)
Meritage Homes Corp.	Goldman Sachs Bank USA	(34,130,669)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,901,420
Meritage Homes Corp.	HSBC Bank PLC	(2,486,214)	02/09/28	(0.15)%	1D OBFR01	Monthly	293,902
MetLife, Inc.	Barclays Bank PLC	(10,621,088)	01/23/26	(0.20)%	1D OBFR01	Monthly	(183,961)
MetLife, Inc.	BNP Paribas SA	(18,256,008)	06/16/26	0.05%	1D OBFR01	Monthly	(405,822)
Mohawk Industries, Inc.	Goldman Sachs Bank USA	(4,990,123)	08/18/26	(0.15)%	1D FEDL01	Monthly	297,048
Mohawk Industries, Inc.	HSBC Bank PLC	(961,785)	02/09/28	(0.15)%	1D OBFR01	Monthly	72,753
Molina Healthcare, Inc.	HSBC Bank PLC	(8,664,574)	02/09/28	(0.15)%	1D OBFR01	Monthly	(395,365)
Mondelez International, Inc., Class A	Goldman Sachs Bank USA	(22,454,606)	08/18/26	0.00%	1D FEDL01	Monthly	(302,216)
Mondelez International, Inc., Class A	Goldman Sachs Bank USA	(433,112)	08/18/26	0.00%	1D FEDL01	Monthly	6,067
Murphy Oil Corp.	Barclays Bank PLC	(28,944,663)	01/23/26	(0.20)%	1D OBFR01	Monthly	(1,410,371)
Nasdaq, Inc.	Barclays Bank PLC	(12,335,518)	01/23/26	(0.20)%	1D OBFR01	Monthly	203,009
NextEra Energy, Inc.	Goldman Sachs Bank USA	(190,333)	08/18/26	(0.15)%	1D FEDL01	Monthly	(10,621)
NextEra Energy, Inc.	Goldman Sachs Bank USA	(29,923,251)	08/19/26	(0.15)%	1D FEDL01	Monthly	(1,669,843)
NIKE, Inc., Class B	BNP Paribas SA	(26,441,972)	06/16/26	(0.15)%	1D OBFR01	Monthly	1,194,831
Northrop Grumman Corp.	HSBC Bank PLC	(30,868,049)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,454,549)
Nucor Corp.	SG Americas Securities LLC	(33,947,343)	12/08/25	(0.15)%	1D OBFR01	Monthly	2,020,533
nVent Electric PLC	Bank of America N.A.	(34,781,868)	02/15/28	(0.15)%	1D OBFR01	Monthly	(826,679)
NXP Semiconductors NV	SG Americas Securities LLC	(8,752,332)	12/08/25	(0.15)%	1D OBFR01	Monthly	(86,553)
Occidental Petroleum Corp.	HSBC Bank PLC	(6,041,213)	02/09/28	(0.15)%	1D OBFR01	Monthly	(248,944)
Omega Healthcare Investors, Inc.	Goldman Sachs Bank USA	(1,709,215)	08/18/26	(0.15)%	1D FEDL01	Monthly	8,467
Omega Healthcare Investors, Inc.	HSBC Bank PLC	(417,624)	02/09/28	(0.15)%	1D OBFR01	Monthly	10,792
Open Text Corp.	Bank of America N.A.	(2,414,383)	02/15/28	(0.05)%	1D OBFR01	Monthly	17,951
Open Text Corp.	Citibank N.A.	(3,383,391)	02/24/28	(0.15)%	1D OBFR01	Monthly	32,274
Open Text Corp.	Goldman Sachs Bank USA	(30,022,439)	08/18/26	(0.15)%	1D FEDL01	Monthly	223,215
Oracle Corp.	BNP Paribas SA	(30,969,656)	06/16/26	0.09%	1D OBFR01	Monthly	1,999,686
Oracle Corp.	BNP Paribas SA	(35,987,125)	06/16/26	0.09%	1D OBFR01	Monthly	2,323,541
PepsiCo, Inc.	HSBC Bank PLC	(15,448,025)	02/09/28	(0.15)%	1D OBFR01	Monthly	(23,126)
Performance Food Group Co.	HSBC Bank PLC	(18,565,680)	02/09/28	(0.15)%	1D OBFR01	Monthly	169,743
PG&E Corp.	HSBC Bank PLC	(30,151,256)	02/09/28	(0.15)%	1D OBFR01	Monthly	(1,076,831)
Post Holdings, Inc.	BNP Paribas SA	(29,386,480)	06/16/26	(0.15)%	1D OBFR01	Monthly	(1,183,412)
Prologis, Inc.	BNP Paribas SA	(7,510,853)	06/16/26	0.08%	1D OBFR01	Monthly	(16,432)
Prudential Financial, Inc.	Barclays Bank PLC	(16,201,241)	01/23/26	(0.20)%	1D OBFR01	Monthly	(140,195)
Prudential Financial, Inc.	Citibank N.A.	(5,537,855)	02/24/28	(0.15)%	1D OBFR01	Monthly	(47,921)
Prudential Financial, Inc.	HSBC Bank PLC	(7,870,262)	02/09/28	(0.15)%	1D OBFR01	Monthly	156,156
PulteGroup, Inc.	Barclays Bank PLC	(29,202,434)	01/23/26	(0.20)%	1D OBFR01	Monthly	(649,564)
Quanta Services, Inc.	HSBC Bank PLC	(23,269,341)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,409,780)
Raymond James Financial, Inc.	Goldman Sachs Bank USA	(7,079,458)	08/18/26	(0.15)%	1D FEDL01	Monthly	46,698
Rogers Communications, Inc., Cass B	Goldman Sachs Bank USA	(5,854,233)	08/18/26	(0.15)%	1D FEDL01	Monthly	197,051
Rogers Communications, Inc., Class B	BNP Paribas SA	(29,159,848)	06/16/26	(0.15)%	1D OBFR01	Monthly	1,051,907
Royalty Pharma PLC, Class A	Bank of America N.A.	(6,616,249)	02/15/28	(0.15)%	1D OBFR01	Monthly	(24,470)
RTX Corp.	Barclays Bank PLC	(8,963,633)	01/23/26	(0.20)%	1D OBFR01	Monthly	(444,162)
Seagate Technology Holdings PLC	BNP Paribas SA	(31,617,120)	06/16/26	(0.15)%	1D OBFR01	Monthly	(3,734,989)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sempra	Bank of America N.A.	$ (34,066,900)	02/15/28	0.00%	1D OBFR01	Monthly	$ (2,692,180)
Sempra	BNP Paribas SA	(13,509,015)	06/16/26	(0.15)%	1D OBFR01	Monthly	(1,136,669)
Sempra	Goldman Sachs Bank USA	(15,234,789)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,205,996)
Sherwin-Williams Co.	HSBC Bank PLC	(32,085,940)	02/09/28	(0.15)%	1D OBFR01	Monthly	2,358,134
Simon Property Group, Inc.	Barclays Bank PLC	(4,979,100)	01/23/26	(0.20)%	1D OBFR01	Monthly	(20,804)
Sirius XM Holdings, Inc.	Morgan Stanley & Co. International PLC	(1,436,402)	10/03/28	(0.15)%	1D FEDL01	Monthly	(15,911)
Sirius XM Holdings, Inc.	SG Americas Securities LLC	(5,862,663)	12/08/25	(0.15)%	1D OBFR01	Monthly	277,175
Snap, Inc., Class A	Goldman Sachs Bank USA	(29,675,000)	08/18/26	(0.15)%	1D FEDL01	Monthly	(904,927)
Snap, Inc., Class A	HSBC Bank PLC	(2,320,465)	02/09/28	(0.15)%	1D OBFR01	Monthly	(157,483)
Somnigroup International, Inc.	Bank of America N.A.	(35,583,816)	02/15/28	(0.15)%	1D OBFR01	Monthly	458,179
Southern Co.	Barclays Bank PLC	(31,207,448)	01/23/26	(0.20)%	1D OBFR01	Monthly	(824,718)
Southwest Airlines Co.	BNP Paribas SA	(1,595,450)	06/16/26	0.05%	1D OBFR01	Monthly	(24,366)
Steel Dynamics, Inc.	Morgan Stanley & Co. International PLC	(216,810)	10/03/28	(0.15)%	1D FEDL01	Monthly	(561)
Stellantis NV	Bank of America N.A.	(7,193,533)	02/15/28	0.00%	1D OBFR01	Monthly	216,628
Stellantis NV	Barclays Bank PLC	(9,705,871)	01/23/26	(0.40)%	1D OBFR01	Monthly	398,598
Stellantis NV	Goldman Sachs Bank USA	(239,036)	08/18/26	(0.15)%	1D FEDL01	Monthly	7,198
Suncor Energy, Inc.	Goldman Sachs Bank USA	(873,618)	08/18/26	(0.15)%	1D FEDL01	Monthly	21,154
Targa Resources Corp.	Bank of America N.A.	(5,833,984)	02/15/28	(0.15)%	1D OBFR01	Monthly	(150,377)
Targa Resources Corp.	BNP Paribas SA	(623,594)	06/16/26	(0.10)%	1D OBFR01	Monthly	(16,074)
Targa Resources Corp.	Goldman Sachs Bank USA	(6,441,082)	08/18/26	(0.15)%	1D FEDL01	Monthly	(166,026)
Target Corp.	BNP Paribas SA	(143,733)	06/16/26	0.05%	1D OBFR01	Monthly	(1,850)
TC Energy Corp.	Bank of America N.A.	(11,955,181)	02/15/28	(0.05)%	1D OBFR01	Monthly	(487,080)
TD SYNNEX Corp.	HSBC Bank PLC	(32,621,095)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,897,918)
Tenet Healthcare Corp.	HSBC Bank PLC	(11,152,050)	02/09/28	(0.15)%	1D OBFR01	Monthly	(496,152)
Tesla, Inc.	Citibank N.A.	(26,900,953)	02/24/28	0.30%	1D OBFR01	Monthly	(263,879)
Thermo Fisher Scientific, Inc.	HSBC Bank PLC	(35,975,492)	02/09/28	(0.15)%	1D OBFR01	Monthly	142,215
Toll Brothers, Inc.	BNP Paribas SA	(35,558,283)	06/16/26	(0.15)%	1D OBFR01	Monthly	844,391
Toll Brothers, Inc.	Goldman Sachs Bank USA	(1,487,340)	08/18/26	(0.15)%	1D FEDL01	Monthly	(15,899)
Tractor Supply Co.	SG Americas Securities LLC	(7,995,575)	12/08/25	(0.15)%	1D OBFR01	Monthly	428,453
Transocean Ltd.	Bank of America N.A.	(6,079,553)	02/15/28	(0.15)%	1D OBFR01	Monthly	348,977
Transocean Ltd.	Barclays Bank PLC	(27,159,538)	01/23/26	(0.15)%	1D OBFR01	Monthly	2,163,149
Trimble, Inc.	Barclays Bank PLC	(8,538,753)	01/23/26	(0.20)%	1D OBFR01	Monthly	51,971
Trimble, Inc.	Morgan Stanley & Co. International PLC	(5,964,090)	10/03/28	(0.15)%	1D FEDL01	Monthly	36,300
Tyson Foods, Inc., Class A	BNP Paribas SA	(5,042,593)	06/16/26	(0.15)%	1D OBFR01	Monthly	(30,113)
United Airlines Holdings, Inc.	BNP Paribas SA	(2,671,703)	06/16/26	(0.15)%	1D OBFR01	Monthly	223,595
United Rentals, Inc.	Bank of America N.A.	(28,290,076)	02/15/28	(0.15)%	1D OBFR01	Monthly	(201,752)
United Rentals, Inc.	Barclays Bank PLC	(10,362,525)	01/23/26	(0.20)%	1D OBFR01	Monthly	(123,460)
United Rentals, Inc.	Goldman Sachs Bank USA	(2,804,836)	08/18/26	(0.15)%	1D FEDL01	Monthly	(20,003)
UnitedHealth Group, Inc.	HSBC Bank PLC	(28,668,140)	02/09/28	(0.15)%	1D OBFR01	Monthly	(2,242,426)
UnitedHealth Group, Inc.	HSBC Bank PLC	(35,319,853)	02/09/28	0.35%	1D OBFR01	Monthly	(12,279)
Verizon Communications, Inc.	Morgan Stanley & Co. International PLC	(29,091,394)	10/03/28	(0.15)%	1D FEDL01	Monthly	(532,488)
VF Corp.	Barclays Bank PLC	(5,345,835)	01/23/26	(0.20)%	1D OBFR01	Monthly	(37,305)
Viatris, Inc.	Barclays Bank PLC	(34,741,939)	01/23/26	(0.20)%	1D OBFR01	Monthly	(390,359)
Walmart, Inc.	HSBC Bank PLC	(29,298,532)	02/09/28	0.35%	1D OBFR01	Monthly	5,685
Warner Bros Discovery, Inc., Class A	Barclays Bank PLC	(19,372,190)	01/23/26	0.20%	1D OBFR01	Monthly	79,030
Welltower, Inc.	Barclays Bank PLC	(34,284,100)	01/23/26	(0.20)%	1D OBFR01	Monthly	(2,195,231)
Western Union Co.	SG Americas Securities LLC	(31,222,339)	12/08/25	(0.15)%	1D OBFR01	Monthly	2,679,263
Westlake Corp.	BNP Paribas SA	(25,684,129)	06/16/26	(0.15)%	1D OBFR01	Monthly	2,414,167
Whirlpool Corp.	Bank of America N.A.	(321,230)	02/15/28	(1.38)%	1D OBFR01	Monthly	40,471
Whirlpool Corp.	Barclays Bank PLC	(3,073,692)	01/23/26	(0.20)%	1D OBFR01	Monthly	(7,664)
Whirlpool Corp.	BNP Paribas SA	(4,185,929)	06/16/26	0.00%	1D OBFR01	Monthly	(4,709)
Whirlpool Corp.	BNP Paribas SA	(1,705,792)	06/16/26	(0.96)%	1D OBFR01	Monthly	214,907
Whirlpool Corp.	Goldman Sachs Bank USA	(581,218)	08/18/26	(1.00)%	1D FEDL01	Monthly	73,226
Whirlpool Corp.	HSBC Bank PLC	(5,313,914)	02/09/28	(0.75)%	1D OBFR01	Monthly	832,928
Whirlpool Corp.	Morgan Stanley & Co. International PLC	(22,640,707)	10/03/28	(0.69)%	1D FEDL01	Monthly	644,261
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Whirlpool Corp.	Morgan Stanley & Co. International PLC	$ (22,563,661)	10/03/28	(0.69)%	1D FEDL01	Monthly	$ 98,052
Whirlpool Corp.	SG Americas Securities LLC	(1,406,717)	12/08/25	(0.89)%	1D OBFR01	Monthly	97,791
Whirlpool Corp.	SG Americas Securities LLC	(1,473,471)	12/08/25	(0.83)%	1D OBFR01	Monthly	97,578
Williams Cos, Inc.	Bank of America N.A.	(5,375,486)	02/15/28	(0.15)%	1D OBFR01	Monthly	(455,628)
Xcel Energy, Inc.	Barclays Bank PLC	(11,075,349)	01/23/26	(0.20)%	1D OBFR01	Monthly	(980,536)
Xylem, Inc.	Barclays Bank PLC	(35,917,871)	01/23/26	(0.20)%	1D OBFR01	Monthly	(990,907)
Total short positions of equity swaps							(7,349,952)
Total long and short positions of equity swaps							32,994,267
Net dividends and financing fees							(3,345,094)
Total equity swap contracts including dividends and financing fees							$ 29,649,173

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 116,453,665	$ —	$ 116,453,665
Common Stocks	441,725,460	—	—	441,725,460
Corporate Bonds	—	3,630,674,971	6,752,640	3,637,427,611
Non-Agency Mortgage-Backed Securities	—	1,951,872,432	—	1,951,872,432
U.S. Government Sponsored Agency Securities	—	900,553,138	—	900,553,138
Short-Term Securities
Money Market Funds	327,086,668	—	—	327,086,668
U.S. Treasury Obligations	—	1,296,997,385	—	1,296,997,385
	$768,812,128	$7,896,551,591	$6,752,640	$8,672,116,359
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 2,213,257	$ —	$ 2,213,257
Equity Contracts	—	194,903,509	—	194,903,509
Foreign Currency Exchange Contracts	—	7,212,047	—	7,212,047

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Assets (continued)
Interest Rate Contracts	$ 6,068,025	$ 15,806,532	$ —	$ 21,874,557
Other Contracts	—	584,524	—	584,524
Liabilities
Equity Contracts	—	(165,254,336)	—	(165,254,336)
Foreign Currency Exchange Contracts	—	(7,593,440)	—	(7,593,440)
Interest Rate Contracts	(8,461,506)	(18,326,116)	—	(26,787,622)
Other Contracts	—	(354,048)	—	(354,048)
	$(2,393,481)	$29,191,929	$—	$26,798,448

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
Currency Abbreviation (continued)
ZAR	South African Rand

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BUBOR	Budapest Interbank Offered Rate
CDC	Certificate of Deposit Rate
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVR	Contingent Value Right
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Systematic Multi-Strategy Fund

Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SG	Syncora Guarantee
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate